United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          William F. Quinn, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: October 31, 2008

                   Date of reporting period: Jul 31, 2008

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 53.72%
CONSUMER DISCRETIONARY - 4.66%
   HOTELS, RESTAURANTS & LEISURE - 0.85%
      Carnival Corp. + ...........................        155,300   $      5,737
      Wyndham Worldwide Corp. ....................        127,200          2,282
                                                                    ------------
                                                                           8,019
                                                                    ------------
   HOUSEHOLD DURABLES - 0.48%
      Fortune Brands, Inc. + .....................         58,900          3,376
      Newell Rubbermaid, Inc. ....................         72,500          1,198
                                                                    ------------
                                                                           4,574
                                                                    ------------
   MEDIA - 0.94%
      CBS Corp. + ................................        168,700          2,760
      Idearc, Inc. + .............................         88,800            116
      Interpublic Group of Cos., Inc. ## + .......        363,300          3,194
      R.H. Donnelley Corp. ## + ..................         82,100            127
      Walt Disney Co. Ltd. .......................         89,400          2,713
                                                                    ------------
                                                                           8,910
                                                                    ------------
   MULTILINE RETAIL - 1.05%
      J.C. Penney Company, Inc. ..................         68,500          2,112
      Macy's, Inc. ...............................        121,154          2,279
      Target Corp. ...............................         65,500          2,963
      Wal-Mart Stores, Inc. ......................         43,300          2,538
                                                                    ------------
                                                                           9,892
                                                                    ------------
   SPECIALTY RETAIL - 1.34%
      Gap, Inc. + ................................        171,200          2,759
      The Home Depot, Inc. + .....................        346,950          8,268
      Limited Brands, Inc. + .....................        100,300          1,654
                                                                    ------------
                                                                          12,681
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                        44,076
                                                                    ------------
CONSUMER STAPLES - 4.41%
   BEVERAGES - 0.51%
      Diageo plc, ADR ............................         68,200          4,800
                                                                    ------------
   FOOD & DRUG RETAILING - 0.35%
      Safeway, Inc. ..............................        123,800          3,308
                                                                    ------------
   FOOD PRODUCTS - 0.57%
      Kraft Foods, Inc. + ........................        169,945          5,408
                                                                    ------------
   TOBACCO - 2.98%
      Altria Group, Inc. .........................        166,800          3,394
      Imperial Tobacco Group plc, ADR ............        121,900          9,134
      Philip Morris International, Inc. ..........        216,600         11,188

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      UST, Inc. + ................................         85,100   $      4,477
                                                                    ------------
                                                                          28,193
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                        41,709
                                                                    ------------
ENERGY - 5.53%
   OIL & GAS - 5.53%
      Chevron Corp. ..............................         88,328          7,469
      ConocoPhillips .............................        199,276         16,265
      Devon Energy Corp. .........................         76,600          7,268
      Duke Energy Corp. ..........................        224,700          3,950
      Occidental Petroleum Corp. .................        122,400          9,649
      Royal Dutch Shell plc, ADR .................         92,400          6,483
      Sunoco, Inc. + .............................         31,100          1,263
                                                                    ------------
   TOTAL ENERGY ..................................                        52,347
                                                                    ------------
FINANCIALS - 11.80%
   BANKS - 4.49%
      Bank of America Corp. ......................        574,996         18,917
      Comerica, Inc. + ...........................         25,000            718
      KeyCorp ....................................        124,857          1,317
      National City Corp. ........................         87,400            413
      SunTrust Banks, Inc. .......................         18,500            760
      U.S. Bancorp + .............................        111,260          3,406
      Wachovia Corp. + ...........................        482,600          8,335
      Washington Mutual, Inc. + ..................      1,170,900          6,241
      Wells Fargo & Co. + ........................         78,300          2,370
                                                                    ------------
                                                                          42,477
                                                                    ------------
   DIVERSIFIED FINANCIALS - 4.08%
      American Express Co. .......................         34,100          1,266
      Capital One Financial Corp. + ..............         40,100          1,679
      Citigroup, Inc. ............................        588,542         11,000
      Federal Home Loan Mortgage Corp. + .........        365,700          2,988
      Goldman Sachs Group, Inc. + ................         21,100          3,883
      JP Morgan Chase & Co. + ....................        249,534         10,139
      Merrill Lynch & Co., Inc. + ................         87,000          2,318
      Morgan Stanley Dean Witter & Co. ...........         62,600          2,471
      SLM Corp. ## + .............................        165,200          2,830
                                                                    ------------
                                                                          38,574
                                                                    ------------
   INSURANCE - 3.23%
      ACE Ltd. ## ................................         77,800          3,944
      American International Group, Inc. .........        173,000          4,507
      Conseco, Inc. ## ...........................         95,500            800
      Genworth Financial, Inc. ...................        177,400          2,833
      Hartford Financial Services Group, Inc. ....         36,800          2,333
      MetLife, Inc. ..............................        109,880          5,579
      Travelers Cos., Inc. .......................         91,600          4,041

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      UnumProvident Corp. ........................         91,300   $      2,206
      XL Capital Ltd. + ..........................        243,400          4,354
                                                                    ------------
                                                                          30,597
                                                                    ------------
   TOTAL FINANCIALS ..............................                       111,648
                                                                    ------------
HEALTH CARE - 6.50%
   HEALTH CARE EQUIPMENT & SUPPLIES - 0.62%
      Baxter International, Inc. .................         66,100          4,535
      Covidien Ltd. ..............................         27,225          1,341
                                                                    ------------
                                                                           5,876
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 0.96%
      Cigna Corp. ................................        104,100          3,854
      UnitedHealth Group, Inc. ...................         56,600          1,589
      WellPoint, Inc. ## .........................         68,300          3,582
                                                                    ------------
                                                                           9,025
                                                                    ------------
   PHARMACEUTICALS - 4.92%
      Amgen, Inc. ## .............................         11,400            714
      AstraZeneca plc, ADR + .....................         47,300          2,296
      Bristol-Myers Squibb Co. ...................        419,600          8,862
      Eli Lilly & Co. ............................         91,700          4,320
      Johnson & Johnson ..........................         48,700          3,334
      Merck & Co., Inc. ..........................         59,600          1,961
      Pfizer, Inc. ...............................        649,200         12,121
      Schering-Plough Corp. ......................        215,300          4,539
      Wyeth Corp. ................................        207,100          8,392
                                                                    ------------
                                                                          46,539
                                                                    ------------
   TOTAL HEALTH CARE .............................                        61,440
                                                                    ------------
INDUSTRIALS - 7.52%
   AEROSPACE & DEFENSE - 1.60%
      Boeing Co. .................................         60,700          3,709
      Northrop Grumman Corp. .....................         49,200          3,316
      Raytheon Co. ...............................         78,900          4,492
      United Technologies Corp. ..................         56,100          3,589
                                                                    ------------
                                                                          15,106
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.40%
      FedEx Corp. ................................         48,600          3,831
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 2.87%
      3M Co. .....................................         54,900          3,864
      General Electric Co. .......................        161,900          4,580
      Honeywell International, Inc. ..............        221,500         11,261
      Textron, Inc. ..............................         72,200          3,139
      Tyco International Ltd. ....................         96,825          4,315
                                                                    ------------
                                                                          27,159
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   MACHINERY - 2.04%
      Caterpillar, Inc. + ........................         66,300   $      4,609
      Eaton Corp. ................................          8,400            597
      Illinois Tool Works, Inc. ..................        143,900          6,742
      ITT Industries, Inc. + .....................         77,000          5,156
      PACCAR, Inc. + .............................         51,100          2,149
                                                                    ------------
                                                                          19,253
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.61%
      Burlington Northern Santa Fe Corp. .........         55,400          5,769
                                                                    ------------
   TOTAL INDUSTRIALS .............................                        71,118
                                                                    ------------
INFORMATION TECHNOLOGY - 5.76%
   COMMUNICATIONS EQUIPMENT - 0.52%
      Alcatel-Lucent, ADR ........................        396,000          2,380
      Nokia Corp., ADR ...........................         93,500          2,555
                                                                    ------------
                                                                           4,935
                                                                    ------------
   COMPUTERS & PERIPHERALS - 2.70%
      Hewlett-Packard Co. ........................        206,800          9,264
      International Business Machines Corp. ......        126,900         16,241
                                                                    ------------
                                                                          25,505
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.62%
      Intel Corp. ................................        124,300          2,758
      Tyco Electronics Ltd. ......................         93,725          3,106
                                                                    ------------
                                                                           5,864
                                                                    ------------
   IT CONSULTING & SERVICES - 0.16%
      Electronic Data Systems Corp. ..............         60,700          1,506
                                                                    ------------
   SOFTWARE - 1.76%
      CA, Inc. ...................................        315,774          7,534
      Microsoft Corp. ............................        244,700          6,294
      Oracle Corp. ## ............................        132,600          2,855
                                                                    ------------
                                                                          16,683
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                        54,493
                                                                    ------------
MATERIALS - 2.11%
   CHEMICALS - 2.11%
      Air Products & Chemicals, Inc. .............         31,200          2,971
      Dow Chemical Co. + .........................        216,100          7,198
      E. I. du Pont de Nemours & Co. + ...........        108,300          4,745
      Eastman Chemical Co. + .....................         46,600          2,794
      PPG Industries, Inc. .......................         36,700          2,225
                                                                    ------------
   TOTAL MATERIALS ...............................                        19,933
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
TELECOMMUNICATION SERVICES - 2.35%
   DIVERSIFIED TELECOMMUNICATION - 2.35%
      AT&T, Inc. .................................        400,277   $     12,332
      Fairpoint Communications, Inc. + ...........          3,428             24
      Verizon Communications, Inc. ...............        290,628          9,893
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                        22,249
                                                                    ------------
UTILITIES - 3.08%
   ELECTRIC UTILITIES - 2.40%
      CenterPoint Energy, Inc. ...................        143,000          2,255
      Constellation Energy Group, Inc. ...........         24,000          1,996
      Dominion Resources, Inc. ...................        109,500          4,838
      Entergy Corp. ..............................         59,700          6,383
      Exelon Corp. ...............................         43,300          3,404
      FPL Group, Inc. ............................         36,200          2,336
      Public Service Enterprise Group, Inc. ......         35,200          1,471
                                                                    ------------
                                                                          22,683
                                                                    ------------
   GAS UTILITIES - 0.68%
      Spectra Energy Corp. .......................        236,100          6,415
                                                                    ------------
   TOTAL UTILITIES ...............................                        29,098
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                       508,111
                                                                    ------------
CONVERTIBLE PREFERRED
STOCKS - 0.36%
FINANCIALS - 0.36%
   BANKS - 0.36%
      National City Corp. ## .....................             36          3,406
                                                                    ------------

                                                         PAR
                                                        AMOUNT
                                                     ------------
CORPORATE OBLIGATIONS - 14.31%
   AEROSPACE & DEFENSE - 0.06%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ....................   $        550            561
                                                                    ------------
   BANKS - 1.82%
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ....................            900            965
         6.00%, Due 9/1/2017 .....................            400            385
         5.75%, Due 12/1/2017 ....................          1,025            962
      Bank of New York Mellon Corp.,
         4.95%, Due 11/1/2012 ....................            355            352
      Bank One Corp.,
         5.90%, Due 11/15/2011 ...................          1,225          1,251
         4.90%, Due 4/30/2015 ....................            550            513
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 + .................          2,175          2,160

                                                          PAR
                                                         AMOUNT        VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
         6.125%, Due 11/21/2017 ..................   $      1,055   $      1,011
      Fifth Third Bancorp,
         8.25%, Due 3/1/2038 .....................          1,500          1,179
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ .................            450            439
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .....................          1,075          1,116
         6.00%, Due 1/15/2018 ....................          1,210          1,174
      National City Bank,
         4.50%, Due 3/15/2010 ....................          1,250          1,040
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 ...................            550            490
      Wachovia Corp.,
         5.30%, Due 10/15/2011 ...................            500            468
         5.70%, Due 8/1/2013 .....................            180            167
         5.75%, Due 2/1/2018 .....................            340            290
      Washington Mutual Finance Corp.,
          6.875%, Due 5/15/2011 ..................            660            674
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 .....................            500            325
         4.625%, Due 4/1/2014 ....................            850            421
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 ...................            840            832
         4.375%, Due 1/31/2013 ...................            480            457
         5.625%, Due 12/11/2017 ..................            525            500
                                                                    ------------
                                                                          17,171
                                                                    ------------
   BASIC MATERIALS - 0.09%
      International Paper Co.,
         7.40%, Due 6/15/2014 ....................            515            514
      Weyerhaeuser Co.,
         5.95%, Due 11/1/2008 ....................            340            342
                                                                    ------------
                                                                             856
                                                                    ------------
   COMMUNICATIONS - 1.19%
      Comcast Cable Communications Holdings,
         Inc.,
         8.375%, Due 3/15/2013 ...................          1,050          1,159
      Comcast Corp.,
         5.30%, Due 1/15/2014 ....................            710            686
         5.875%, Due 2/15/2018 ...................            500            481
         6.45%, Due 3/15/2037 ....................          2,630          2,408
      Rogers Communications, Inc.,
         6.80%, Due 8/15/2018 ....................            425            426
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 .....................          1,180          1,125
         7.30%, Due 7/1/2038 .....................          1,920          1,920
      Verizon Communications, Inc.,
         6.90%, Due 4/15/2038 ....................            425            421

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Viacom, Inc.,
         6.875%, Due 4/30/2036 ...................   $      2,880   $      2,592
                                                                    ------------
                                                                          11,218
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.32%
      Best Buy Co., Inc.,
         6.75%, Due 7/15/2013 ++ .................            415            422
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 ....................            425            472
         6.50%, Due 8/15/2037 ....................          1,340          1,347
         6.20%, Due 4/15/2038 ....................            781            763
                                                                    ------------
                                                                           3,004
                                                                    ------------
   CONSUMER STAPLES - 0.23%
      Archer-Daniels-Midland Co.,
         6.45%, Due 1/15/2038 ....................            350            333
      Diageo Capital plc,
         5.75%, Due 10/23/2017 ...................            440            430
      Dr Pepper Snapple Group, Inc.,
         6.82%, Due 5/1/2018 ++ ..................            250            251
      Kellogg Co.,
         4.25%, Due 3/6/2013 .....................            500            487
      Kraft Foods, Inc.,
         6.50%, Due 8/11/2017 ....................            655            658
                                                                    ------------
                                                                           2,159
                                                                    ------------
   ENERGY - 0.93%
      Apache Corp.,
         5.25%, Due 4/15/2013 ....................            755            766
      Cameron International Corp.,
         6.375%, Due 7/15/2018 ...................            215            214
      Canadian Natural Resources Ltd.,
         6.70%, Due 7/15/2011 ....................            410            426
         6.25%, Due 3/15/2038 ....................            425            401
      ConocoPhillips,
         5.20%, Due 5/15/2018 ....................            425            420
      Consolidated Natural Gas Co.,
         6.00%, Due 10/15/2010 ...................            495            512
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 ++ .................            550            564
      Marathon Oil Corp.,
         6.00%, Due 10/1/2017 ....................            545            538
      Suncor Energy, Inc.,
         6.10%, Due 6/1/2018 .....................            545            546
      Transocean, Inc.,
         6.00%, Due 3/15/2018 ....................            625            633
         6.80%, Due 3/15/2038 ....................          3,170          3,262
      Weatherford International, Inc.,
         5.95%, Due 6/15/2012 ....................            510            519
                                                                    ------------
                                                                           8,801
                                                                    ------------

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   FINANCE - 2.38%
      American Express Co.,
         8.15%, Due 3/19/2038 ....................   $        325   $        336
      American Express Credit Corp.,
         5.875%, Due 5/2/2013 ....................            475            466
      American General Finance Corp.,
         4.875%, Due 5/15/2010 ...................            500            464
         4.00%, Due 3/15/2011 ....................          1,245          1,100
      American Honda Finance Corp.,
         4.625%, Due 4/2/2013 ++ .................            425            409
      Ameriprise Financial, Inc.,
         5.35%, Due 11/15/2010 ...................            975            968
      Bear Stearns Cos., Inc.,
         7.25%, Due 2/1/2018 .....................            340            354
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ....................            490            453
      CIT Group, Inc.,
         4.75%, Due 12/15/2010 ...................            270            220
      Countrywide Home Loans, Inc.,
         4.00%, Due 3/22/2011 ....................            140            130
      Federal National Mortgage Association,
         6.00%, Due 4/18/2036 + ..................          5,065          5,053
      General Electric Capital Corp.,
         4.375%, Due 3/3/2012 ....................            845            835
         5.65%, Due 6/9/2014 .....................          1,050          1,065
         5.625%, Due 5/1/2018 ....................            500            486
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ....................            450            434
         6.25%, Due 9/1/2017 .....................            550            537
         5.95%, Due 1/18/2018 ....................            280            266
         6.75%, Due 10/1/2037 ....................          1,402          1,239
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 ....................          1,700          1,704
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 ...................            825            818
         5.75%, Due 6/15/2011 ....................            475            433
      Lehman Brothers Holdings, Inc.,
         4.25%, Due 1/27/2010 ....................            550            529
         6.20%, Due 9/26/2014 ....................            550            506
         6.875%, Due 7/17/2037 ...................          2,900          2,403
      Merrill Lynch & Co., Inc.,
         5.45%, Due 2/5/2013 .....................            340            315
         6.875%, Due 4/25/2018 ...................            330            309
         6.11%, Due 1/29/2037 ....................            425            316
      Simon Property Group LP,
         5.30%, Due 5/30/2013 ....................            425            405
                                                                    ------------
                                                                          22,553
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   HEALTH CARE - 0.27%
      Covidien International Finance SA,
         5.45%, Due 10/15/2012 ++ ................   $        360   $        358
         6.55%, Due 10/15/2037 ...................          1,000            971
      GlaxoSmithKline Capital, Inc.,
         5.65%, Due 5/15/2018 ....................            250            250
      UnitedHealth Group, Inc.,
         5.25%, Due 3/15/2011 ....................            985            975
                                                                    ------------
                                                                           2,554
                                                                    ------------
   INDUSTRIALS - 2.32%
      Amgen, Inc.,
         6.90%, Due 6/1/2038 .....................          1,480          1,516
      ArcelorMittal South Africa Ltd.,
         6.125%, Due 6/1/2018 ++ .................            595            571
      Burlington Northern Santa Fe Corp.,
         5.75%, Due 3/15/2018 ....................            425            415
      Canadian National Railway Co.,
         5.55%, Due 5/15/2018 ....................            500            488
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ....................            500            501
         4.85%, Due 12/7/2012 ....................            505            510
         4.25%, Due 2/8/2013 .....................            500            491
      Con-way, Inc.,
         8.875%, Due 5/1/2010 ....................          1,850          1,940
      CRH America, Inc.,
         6.00%, Due 9/30/2016 ....................            985            875
      Daimler Finance NA LLC,
         7.75%, Due 1/18/2011 ....................          1,000          1,049
         5.875%, Due 3/15/2011 ...................            450            452
         5.75%, Due 9/8/2011 .....................            550            551
      Eaton Corp.,
         5.60%, Due 5/15/2018 ....................            340            333
      GlaxoSmithKline Capital, Inc.,
         6.375%, Due 5/15/2038 ...................          1,370          1,364
      Honeywell International, Inc.,
         4.25%, Due 3/1/2013 + ...................            500            495
      John Deere Capital Corp.,
         4.125%, Due 1/15/2010 ...................          1,075          1,076
         5.40%, Due 10/17/2011 ...................            655            667
      Koninklijke Philips Electronics NV,
         5.75%, Due 3/11/2018 ....................            335            331
      Kraft Foods, Inc.,
         7.00%, Due 8/11/2037 ....................          1,580          1,540
      Masco Corp.,
         6.125%, Due 10/3/2016 ...................            430            372
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ................            500            498

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 .....................   $        425   $        415
      Target Corp.,
         6.50%, Due 10/15/2037 ...................            445            428
      Tyco Electronics Group SA,
         6.55%, Due 10/1/2017 ....................          1,455          1,438
         7.125%, Due 10/1/2037 ...................            750            734
      Unilever Capital Corp.,
         7.125%, Due 11/1/2010 ...................          2,000          2,142
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ....................            550            571
      United Technologies Corp.,
         6.125%, Due 7/15/2038 ...................            210            206
                                                                    ------------
                                                                          21,969
                                                                    ------------
   INSURANCE - 1.28%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 ...................            450            392
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ....................            550            493
         6.25%, Due 5/1/2036 .....................            425            361
      ASIF Global Financing,
         3.90%, Due 10/22/2008 ++ ................            500            499
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 ...................            975            963
         5.375%, Due 3/15/2017 ...................            685            642
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ..................          1,125          1,199
      Liberty Mutual Insurance Co.,
         7.875%, Due 10/15/2026 ++ ...............          1,500          1,594
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ....................            275            264
      MetLife, Inc.,
         5.375%, Due 12/15/2012 + ................            660            651
         5.00%, Due 6/15/2015 ....................            485            463
         6.375%, Due 6/15/2034 ...................            450            424
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ................            900            907
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ....................            550            520
         5.10%, Due 9/20/2014 ....................            690            652
      UnitedHealth Group, Inc.,
         6.625%, Due 11/15/2037 ..................          2,000          1,764
      Willis North America, Inc.,
         6.20%, Due 3/28/2017 ....................            360            335
                                                                    ------------
                                                                          12,123
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PHARMACEUTICALS - 0.82%
      Abbott Laboratories,
         6.15%, Due 11/30/2037 ...................   $        447   $        444
      AstraZeneca plc,
         5.40%, Due 9/15/2012 ....................            980          1,008
         6.45%, Due 9/15/2037 ....................          1,880          1,923
      Biogen Idec, Inc.,
         6.875%, Due 3/1/2018 ....................          1,500          1,520
      Bristol-Myers Squibb Co.,
         5.45%, Due 5/1/2018 .....................            250            247
         6.125%, Due 5/1/2038 ....................            875            839
      Hospira, Inc.,
         6.05%, Due 3/30/2017 ....................            360            348
      Schering-Plough Corp.,
         6.75%, Due 12/1/2033 ....................            600            599
      Wyeth Corp.,
         5.50%, Due 2/1/2014 .....................            785            794
                                                                    ------------
                                                                           7,722
                                                                    ------------
   REAL ESTATE - 0.31%
      Equity Residential,
         5.125%, Due 3/15/2016 ...................            895            792
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 ....................            750            502
      ProLogis Trust,
         5.50%, Due 4/1/2012 .....................            450            441
         5.625%, Due 11/15/2016 ..................            550            507
      Simon Property Group LP,
         5.75%, Due 12/1/2015 ....................            710            692
                                                                    ------------
                                                                           2,934
                                                                    ------------
   TECHNOLOGY - 0.41%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ....................            550            566
      Computer Sciences Corp.,
         5.50%, Due 3/15/2013 + ++ ...............            140            139
         6.50%, Due 3/15/2018 ++ .................            495            499
      Hewlett-Packard Co.,
         4.50%, Due 3/1/2013 .....................          1,010          1,001
      Oracle Corp.,
         4.95%, Due 4/15/2013 ....................            455            459
         6.50%, Due 4/15/2038 ....................            970            969
      Xerox Corp.,
         5.65%, Due 5/15/2013 ....................            250            248
                                                                    ------------
                                                                           3,881
                                                                    ------------
   TELEPHONE - 0.83%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 ....................            425            398

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ....................   $      1,335   $      1,309
         5.625%, Due 6/15/2016 ...................            550            544
         5.50%, Due 2/1/2018 .....................            300            293
         6.80%, Due 5/15/2036 ....................            250            248
         6.40%, Due 5/15/2038 ....................          1,840          1,752
      Cingular Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ....................            550            586
         8.75%, Due 3/1/2031 .....................            445            518
      Deutsche Telekom AG,
         8.00%, Due 6/15/2010 ....................            380            401
      Telecom Italia S.p.A.,
         4.00%, Due 11/15/2008 ...................            580            580
      Telefonica Emisiones SAU,
         5.984%, Due 6/20/2011 ...................            380            384
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + ...................            500            480
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ....................            425            383
                                                                    ------------
                                                                           7,876
                                                                    ------------
   UTILITIES - 1.05%
      American Water Capital Corp.,
         6.593%, Due 10/15/2037 ..................          1,492          1,364
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 .....................            880            881
      Dominion Resources, Inc.,
         Series A, 5.60%, Due 11/15/2016 .........            500            483
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 + ..................            500            486
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 ....................            520            517
      FPL Group Capital, Inc.,
         5.625%, Due 9/1/2011 ....................          1,175          1,213
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 ...................          1,070          1,100
         6.125%, Due 4/1/2036 ....................            425            399
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012 .....................            925            965
      Southern Power Co.,
         6.25%, Due 7/15/2012 ....................            755            786
      Union Electric Co.,
         6.70%, Due 2/1/2019 .....................            265            267
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 + ..................            500            482

                             See accompanying notes

AMERICAN BEACON BALANCED FUND

SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Xcel Energy, Inc.,
         5.613%, Due 4/1/2017 ....................   $      1,089   $      1,037
                                                                    ------------
                                                                           9,980
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS                                           135,362
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.10%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 1.16%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ........            637            637
         2007-2 A2, 5.634%, Due 4/10/2049 ........          1,100          1,074
      Bear Stearns Commercial Mortgage
         Securities, Inc.,
         2006-T22 A2, 5.631%, Due 4/12/2038 ......            905            902
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .....          2,010          1,929
         2005-T20 A2, 5.127%, Due 10/12/2042 .....            875            872
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 .......            995            965
      General Electric Capital Commercial
         Mortgage Corp.,
         2003-C2 A2, 4.17%, Due 7/10/2037 ........            164            162
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ......            555            540
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .....            212            212
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .....          1,035          1,031
         2007-CB19 A4, 5.747%, Due 2/12/2049 .....            800            743
         2007-CB20 A2, 5.629%, Due 2/12/2051 .....            850            826
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .......            650            591
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ......            530            520
                                                                    ------------
                                                                          11,004
                                                                    ------------
   WHOLE LOAN COLLATERALIZED MORTGAGE
      OBLIGATIONS - 0.94%
      Banc of America Mortgage Securities, Inc.,
         2004-8 3A1, 5.25%, Due 10/25/2019 .......            975            962
      Chase Mortgage Finance Corp.,
         2006-A1 A1, 6.035%, Due 9/25/2036 # .....          1,431          1,242
      Citicorp Mortgage Securities, Inc.,
         2006-3 2A1, 5.50%, Due 6/25/2021 ........          1,293          1,258
      Countrywide Home Loan Mortgage Pass
         Through Trust,
         2007-18 A1, 6.00%, Due 9/25/2037 ........          1,510          1,441
      Prime Mortgage Trust,
         2005-2, 5.25%, Due 7/25/2020 ............          1,741          1,716

                                                         PAR
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Wells Fargo Mortgage Backed Securities
         Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 ........   $        882   $        833
         2007-7 A1, 6.00%, Due 6/25/2037 .........          1,498          1,445
                                                                    ------------
                                                                           8,897
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS                           19,901
                                                                    ------------
ASSET-BACKED SECURITIES - 0.55%
      American Express Credit Account Master
         Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..........          1,700          1,732
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..          1,500          1,513
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ......          1,250          1,263
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 .........            700            706
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                         5,214
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.68%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.34%
         5.50%, Due 8/1/2017 .....................             63             64
         5.50%, Due 9/1/2017 .....................            274            276
         5.50%, Due 6/1/2018 .....................            129            130
         5.50%, Due 10/1/2018 ....................          1,116          1,126
         4.50%, Due 3/1/2019 .....................            825            803
         5.00%, Due 10/1/2020 ....................          1,138          1,123
         5.50%, Due 5/1/2021 .....................            664            666
         5.50%, Due 9/1/2021 .....................            311            312
         5.00%, Due 11/1/2021 ....................            579            569
         5.50%, Due 4/1/2022 .....................            348            349
         5.00%, Due 5/1/2022 .....................            540            530
         5.00%, Due 4/1/2023 .....................          1,624          1,594
         6.50%, Due 5/1/2029 .....................             57             59
         6.50%, Due 6/1/2029 .....................             10             10
         6.50%, Due 7/1/2029 .....................            175            182
         6.00%, Due 8/1/2029 .....................             98            100
         5.00%, Due 8/1/2033 .....................          1,603          1,532
         5.50%, Due 2/1/2034 .....................          1,556          1,528
         5.00%, Due 3/1/2034 .....................          1,257          1,199
         6.00%, Due 6/1/2034 .....................            930            940
         6.00%, Due 8/1/2034 .....................            835            843
         5.00%, Due 8/1/2035 .....................          1,130          1,077
         5.00%, Due 9/1/2035 .....................          1,455          1,387
         5.00%, Due 9/1/2035 .....................          1,607          1,531
         5.50%, Due 11/1/2036 ....................          1,532          1,501
         5.895%, Due 12/1/2036 # .................          2,057          2,084

                             See accompanying notes

AMERICAN BEACON BALANCED FUND

SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
         5.836%, Due 1/1/2037 # ..................   $      2,226   $      2,260
         5.795%, Due 3/1/2037 # ..................          1,372          1,389
         5.257%, Due 4/1/2037 # ..................          1,671          1,678
         5.50%, Due 4/1/2037 .....................          1,722          1,685
         5.50%, Due 5/1/2037 .....................          2,444          2,393
         6.00%, Due 7/1/2037 .....................          1,557          1,567
         6.50%, Due 8/1/2037 .....................            500            514
         6.00%, Due 9/1/2037 .....................            574            577
         6.00%, Due 12/1/2037 ....................          2,327          2,341
         5.00%, Due 3/1/2038 .....................          3,855          3,661
         6.50%, Due 5/1/2038 .....................          1,410          1,450
                                                                    ------------
                                                                          41,030
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.76%
         5.50%, Due 2/1/2014 .....................            387            393
         6.00%, Due 4/1/2016 .....................            305            313
         5.00%, Due 12/1/2017 ....................            815            809
         5.00%, Due 6/1/2018 .....................          1,742          1,730
         4.50%, Due 9/1/2018 .....................          1,341          1,307
         5.50%, Due 12/1/2018 ....................             83             84
         4.00%, Due 8/1/2020 .....................            996            929
         5.50%, Due 4/1/2021 .....................          1,056          1,064
         6.00%, Due 1/1/2029 .....................            513            521
         5.50%, Due 11/1/2033 ....................          2,098          2,065
         5.00%, Due 3/1/2034 .....................          1,653          1,580
         4.50%, Due 9/1/2034 .....................            741            682
         6.50%, Due 3/1/2035 .....................            264            272
         5.50%, Due 12/1/2035 ....................          1,312          1,288
         5.50%, Due 12/1/2035 ....................            411            403
         5.50%, Due 1/1/2036 .....................          1,377          1,352
         5.50%, Due 2/1/2036 .....................            946            929
         5.00%, Due 2/1/2036 .....................            816            779
         5.00%, Due 3/1/2036 .....................          1,486          1,417
         5.50%, Due 3/1/2036 .....................            338            332
         5.50%, Due 4/1/2036 .....................          2,337          2,294
         6.00%, Due 8/1/2036 .....................            574            578
         6.00%, Due 9/1/2036 .....................          1,051          1,058
         6.00%, Due 9/1/2036 .....................            191            192
         6.00%, Due 10/1/2036 ....................          1,225          1,232
         5.50%, Due 12/1/2036 ....................          1,775          1,740
         6.50%, Due 12/1/2036 ....................          1,884          1,937
         5.50%, Due 2/1/2037 .....................          1,712          1,679
         6.00%, Due 8/1/2037 .....................          1,350          1,358
         6.50%, Due 8/1/2037 .....................            851            875
         6.00%, Due 9/1/2037 .....................          2,182          2,194
         6.50%, Due 9/1/2037 .....................            531            546
         6.00%, Due 11/1/2037 ....................            708            712
         6.50%, Due 11/1/2037 ....................            914            940
                                                                    ------------
                                                                          35,584
                                                                    ------------

                                                         PAR
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
   GOVERNMENT NATIONAL MORTGAGE
      ASSOCIATION - 0.58%
         7.00%, Due 12/15/2025 ...................   $        308   $        329
         4.201%, Due 8/16/2026 ...................            810            807
         6.50%, Due 8/15/2027 ....................            359            372
         6.50%, Due 11/15/2027 ...................            366            380
         7.50%, Due 12/15/2028 ...................            271            291
         5.50%, Due 7/15/2033 ....................            970            966
         6.00%, Due 12/15/2033 ...................          1,019          1,035
         5.50%, Due 2/20/2034 ....................          1,305          1,293
                                                                    ------------
                                                                           5,473
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS                          82,087
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 10.33%
   FEDERAL HOME LOAN BANK - 0.94%
         5.00%, Due 10/16/2009 + .................          2,280          2,291
         5.25%, Due 11/3/2009 + ..................          1,360          1,370
         4.50%, Due 9/16/2013 + ..................          5,100          5,194
                                                                    ------------
                                                                           8,855
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.22%
         Zero Coupon, Due 12/15/2008 + ...........         20,325         20,133
         5.25%, Due 2/24/2011 + ..................          2,860          2,894
         5.125%, Due 4/18/2011 + .................          3,700          3,853
         4.50%, Due 1/15/2015 + ..................         34,290         34,664
         5.40%, Due 3/17/2021 ....................          2,740          2,807
         6.00%, Due 12/15/2031 ...................          2,195          2,248
         6.25%, Due 7/15/2032 + ..................          1,500          1,717
                                                                    ------------
                                                                          68,316
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.17%
         7.25%, Due 1/15/2010 ....................          3,000          3,182
         5.125%, Due 1/2/2014 ....................            820            788
         5.375%, Due 6/12/2017 + .................          2,650          2,798
         6.25%, Due 5/15/2029 + ..................         12,200         13,801
                                                                    ------------
                                                                          20,569
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS                                          97,740
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 2.81%
         3.125%, Due 4/30/2013 + .................          3,135          3,121
         4.75%, Due 5/15/2014 + ..................          5,875          6,310
         3.875%, Due 5/15/2018 + .................          4,225          4,188
         9.125%, Due 5/15/2018 + .................          1,000          1,402
         7.875%, Due 2/15/2021 + .................          1,200          1,597
         6.25%, Due 8/15/2023 + ..................          1,400          1,659
         6.875%, Due 8/15/2025 + .................          1,580          2,005
         5.25%, Due 11/15/2028 + .................          1,250          1,345
         4.75%, Due 2/15/2037 + ..................            800            817

                             See accompanying notes

AMERICAN BEACON BALANCED FUND

SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
         5.00%, Due 5/15/2037 + ..................   $      3,890   $      4,133
                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                           26,577
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 7.66%
      American Beacon Money Market Select Fund
         Section .................................     45,596,699         45,597

                                                         PAR
                                                        AMOUNT
                                                     ------------
      U.S. Treasury Bill,
         1.82%, Due 9/11/2008 ....................   $      2,984          2,978
         1.87%, Due 11/13/2008 + .................         24,000         23,884
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS                                           72,459
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 24.84%
      American Beacon Cash Plus Trust Section ....    182,088,317        182,088
      American Beacon Money Market Select Fund
         Section .................................     52,848,746         52,849
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL                                   234,937
                                                                    ------------
TOTAL INVESTMENTS 125.36% - (COST $1,204,614)                          1,185,794
LIABILITIES, NET OF OTHER ASSETS - (25.36%)                             (239,852)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $    945,942
                                                                    ============

        Percentages are stated as a percent of net assets.

##      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,862 or 1.04% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

                                                              UNREALIZED
FUTURES CONTRACTS        NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
(DOLLARS IN THOUSANDS)   CONTRACTS      DATE       VALUE    (DEPRECIATION)
----------------------   ---------   ----------   -------   --------------
Emini S&P 500 Index ..      749       Sep 2008    $47,453   $       (1,366)
                                                  =======   ==============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
COMMON STOCKS - 92.28%
CONSUMER DISCRETIONARY - 6.82%
   HOTELS, RESTAURANTS & LEISURE - 1.24%
      Carnival Corp. .............................      2,064,200   $     76,251
      Wyndham Worldwide Corp. ....................      1,569,280         28,153
                                                                    ------------
                                                                         104,404
                                                                    ------------
   HOUSEHOLD DURABLES - 0.61%
      Fortune Brands, Inc. .......................        609,900         34,954
      Newell Rubbermaid, Inc. ....................        973,400         16,090
                                                                    ------------
                                                                          51,044
                                                                    ------------
   MEDIA - 2.14%
      CBS Corp. + ................................      2,413,500         39,485
      Idearc, Inc. + .............................        334,000            438
      Interpublic Group of Cos., Inc. ## + .......      1,366,300         12,010
      R.H. Donnelley Corp. ## + ..................        312,400            484
      Time Warner, Inc. ..........................      5,000,000         71,600
      Walt Disney Co. Ltd. .......................      1,201,500         36,465
      Warner Music Group Corp. + .................      2,322,000         19,365
                                                                    ------------
                                                                         179,847
                                                                    ------------
   MULTILINE RETAIL - 1.55%
      J.C. Penney Company, Inc. ..................      1,598,500         49,282
      Macy's, Inc. ...............................      1,445,512         27,190
      Target Corp. + .............................        986,400         44,615
      Wal-Mart Stores, Inc. ......................        162,600          9,531
                                                                    ------------
                                                                         130,618
                                                                    ------------
   SPECIALTY RETAIL - 1.28%
      Gap, Inc. + ................................        643,400         10,372
      The Home Depot, Inc. + .....................      3,847,367         91,683
      Limited Brands, Inc. .......................        376,900          6,215
                                                                    ------------
                                                                         108,270
                                                                    ------------
   Total Consumer Discretionary ..................                       574,183
                                                                    ------------
CONSUMER STAPLES - 11.64%
   BEVERAGES - 1.53%
      Diageo plc, ADR ............................      1,831,600        128,908
                                                                    ------------
   FOOD & DRUG RETAILING - 1.60%
      Safeway, Inc. ..............................      2,743,400         73,304
      Sysco Corp. ................................      2,156,000         61,144
                                                                    ------------
                                                                         134,448
                                                                    ------------
   FOOD PRODUCTS - 3.08%
      Archer-Daniels-Midland Co. .................      2,018,000         57,775
      ConAgra Foods, Inc. ........................      2,978,000         64,563
      Kellogg Co. ................................      1,270,000         67,386

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Kraft Foods, Inc. + ........................      2,199,713   $     69,995
                                                                    ------------
                                                                         259,719
                                                                    ------------
   PERSONAL PRODUCTS - 0.70%
      L'Oreal SA .................................      2,800,000         58,520
                                                                    ------------
   TOBACCO - 4.73%
      Altria Group, Inc. .........................      2,398,800         48,815
      Imperial Tobacco Group plc, ADR ............      1,482,300        111,069
      Philip Morris International, Inc. ..........      1,881,200         97,164
      UST, Inc. + ................................      2,692,200        141,637
                                                                    ------------
                                                                         398,685
                                                                    ------------
   TOTAL CONSUMER STAPLES                                                980,280
                                                                    ------------
ENERGY - 9.46%
   ENERGY EQUIPMENT & SERVICES - 1.01%
      Weatherford International Ltd. ## ..........      2,251,980         84,967
                                                                    ------------
   OIL & GAS - 8.45%
      Chevron Corp. ..............................      1,111,662         94,002
      ConocoPhillips .............................      3,631,096        296,370
      Devon Energy Corp. .........................      1,149,700        109,095
      Duke Energy Corp. ..........................      3,152,200         55,416
      Occidental Petroleum Corp. .................      1,610,600        126,964
      Royal Dutch Shell plc, ADR .................        347,300         24,366
      Sunoco, Inc. + .............................        127,800          5,190
                                                                    ------------
                                                                         711,403
                                                                    ------------
   TOTAL ENERGY                                                          796,370
                                                                    ------------
FINANCIALS - 18.81%
   BANKS - 6.17%
      Bank of America Corp. ......................      5,444,078        179,110
      Comerica, Inc. + ...........................         94,100          2,703
      East West Bancorp, Inc. + ..................      2,068,000         24,630
      KeyCorp ....................................        469,374          4,952
      National City Corp. ........................        312,700          1,479
      SunTrust Banks, Inc. .......................        278,400         11,431
      Synovus Financial Corp. + ..................      4,516,000         42,947
      U.S. Bancorp + .............................      1,387,860         42,482
      Wachovia Corp. + ...........................      2,741,900         47,353
      Washington Mutual, Inc. + ..................     14,720,300         78,459
      Wells Fargo & Co. + ........................      1,670,550         50,568
      Zions Bancorporation + .....................      1,153,000         33,748
                                                                    ------------
                                                                         519,862
                                                                    ------------
   DIVERSIFIED FINANCIALS - 7.71%
      American Express Co.                                128,400          4,766
      Capital One Financial Corp. + ..............      1,016,600         42,555

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Charles Schwab Corp. .......................      3,314,000   $     75,857
      Citigroup, Inc. ............................      5,186,438         96,934
      Discover Financial Services ................        282,550          4,139
      Federal Home Loan Mortgage Corp. + .........      1,374,700         11,231
      Goldman Sachs Group, Inc. + ................        258,100         47,501
      JP Morgan Chase & Co. + ....................      4,277,198        173,783
      Merrill Lynch & Co., Inc. + ................      1,266,800         33,760
      Mitsubishi UFJ Financial Group, Inc., ADR ..      5,000,000         43,900
      Morgan Stanley Dean Witter & Co. ...........      1,777,500         70,176
      SLM Corp. ## + .............................      2,589,700         44,362
                                                                    ------------
                                                                         648,964
                                                                    ------------
   INSURANCE - 4.93%
      ACE Ltd. ## ................................      1,147,200         58,163
      Aflac, Inc. ................................        979,000         54,442
      American International Group, Inc. .........      4,813,800        125,400
      Conseco, Inc. ## ...........................        330,700          2,771
      Genworth Financial, Inc. ...................        669,400         10,690
      Hartford Financial Services Group, Inc. ....        742,550         47,070
      MetLife, Inc. ..............................        849,000         43,104
      Travelers Cos., Inc. .......................        749,300         33,059
      UnumProvident Corp. ........................        343,300          8,294
      XL Capital Ltd. + ..........................      1,797,400         32,156
                                                                    ------------
                                                                         415,149
                                                                    ------------
   TOTAL FINANCIALS                                                    1,583,975
                                                                    ------------
HEALTH CARE - 10.48%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.86%
      Baxter International, Inc. .................      2,207,800        151,477
      Covidien Ltd. ..............................        102,400          5,042
                                                                    ------------
                                                                         156,519
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 1.96%
      Cigna Corp. ................................      1,185,500         43,887
      UnitedHealth Group, Inc. ...................        695,400         19,527
      Universal Health Services, Inc. ............        961,000         58,256
      WellPoint, Inc. ## .........................        838,800         43,995
                                                                    ------------
                                                                         165,665
                                                                    ------------
   PHARMACEUTICALS - 6.66%
      Amgen, Inc. ## .............................        348,600         21,833
      AstraZeneca plc, ADR + .....................        177,800          8,632
      Bristol-Myers Squibb Co. ...................      4,267,000         90,119
      Eli Lilly & Co. ............................      1,854,100         87,347
      Hospira, Inc. ## ...........................      1,300,000         49,608
      Johnson & Johnson ..........................        572,000         39,165
      Merck & Co., Inc. ..........................        550,600         18,115
      Pfizer, Inc. ...............................      6,337,300        118,317
      Schering-Plough Corp. ......................        809,200         17,058

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Wyeth Corp. ................................      2,727,700   $    110,526
                                                                    ------------
                                                                         560,720
                                                                    ------------
   TOTAL HEALTH CARE                                                     882,904
                                                                    ------------
INDUSTRIALS - 12.33%
   AEROSPACE & DEFENSE - 3.33%
      Boeing Co. .................................      1,667,500        101,901
      Northrop Grumman Corp. .....................      1,059,900         71,427
      Raytheon Co. ...............................      1,114,200         63,431
      United Technologies Corp. ..................        689,000         44,082
                                                                    ------------
                                                                         280,841
                                                                    ------------
   AIR FREIGHT & COURIERS - 0.47%
      FedEx Corp. ................................        499,800         39,404
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 4.16%
      3M Co. .....................................        650,000         45,753
      General Electric Co. .......................      4,350,400        123,073
      Honeywell International, Inc. ..............      2,519,425        128,088
      Textron, Inc. ..............................        857,500         37,276
      Tyco International Ltd. ....................        363,800         16,211
                                                                    ------------
                                                                         350,401
                                                                    ------------
   MACHINERY - 3.74%
      Caterpillar, Inc. ..........................        808,900         56,235
      Deere & Co. ................................      1,069,000         75,001
      Eaton Corp. ................................        329,300         23,393
      Illinois Tool Works, Inc. ..................      1,837,300         86,077
      ITT Industries, Inc. .......................        989,300         66,244
      PACCAR, Inc. + .............................        192,200          8,084
                                                                    ------------
                                                                         315,034
                                                                    ------------
   TRANSPORTATION INFRASTRUCTURE - 0.63%
      Burlington Northern Santa Fe Corp. .........        506,900         52,784
                                                                    ------------
      TOTAL INDUSTRIALS ..........................                     1,038,464
                                                                    ------------
INFORMATION TECHNOLOGY - 10.99%
   COMMUNICATIONS EQUIPMENT - 0.54%
      Alcatel-Lucent, ADR + ......................      1,488,500          8,946
      Nokia Corp., ADR ...........................      1,337,800         36,549
                                                                    ------------
                                                                          45,495
                                                                    ------------
   COMPUTERS & PERIPHERALS - 6.28%
      Apple Computer, Inc. ## ....................        640,000        101,728
      EMC Corp. ## ...............................      2,240,000         33,623
      Hewlett-Packard Co. ........................      2,544,600        113,998
      International Business Machines Corp. ......      2,184,600        279,585
                                                                    ------------
                                                                         528,934
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
   ELECTRICAL EQUIPMENT - 0.56%
      Molex, Inc. ................................      2,027,000   $     47,325
                                                                    ------------
   ELECTRONIC COMPONENTS - 0.63%
      Thomas & Betts Corp. ## ....................      1,285,000         53,173
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.54%
      Intel Corp. ................................      1,505,000         33,396
      Tyco Electronics Ltd. ......................        352,200         11,672
                                                                    ------------
                                                                          45,068
                                                                    ------------
   IT CONSULTING & SERVICES - 0.07%
      Electronic Data Systems Corp. ..............        228,200          5,662
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.57%
      Texas Instruments, Inc. ....................      1,960,000         47,785
                                                                    ------------
   SOFTWARE - 1.80%
      CA, Inc. ...................................      1,186,903         28,319
      Microsoft Corp. ............................        919,600         23,652
      Oracle Corp. ## ............................      4,628,600         99,654
                                                                    ------------
                                                                         151,625
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                       925,067
                                                                    ------------
MATERIALS - 3.01%
   CHEMICALS - 3.01%
      Air Products & Chemicals, Inc. .............      1,225,900        116,718
      Dow Chemical Co. ...........................      1,322,600         44,056
      E. I. du Pont de Nemours & Co. .............      1,322,800         57,952
      Eastman Chemical Co. + .....................         22,400          1,343
      PPG Industries, Inc. .......................        545,100         33,055
                                                                    ------------
   TOTAL MATERIALS ...............................                       253,124
                                                                    ------------
TELECOMMUNICATION SERVICES - 3.96%
   DIVERSIFIED TELECOMMUNICATION - 3.96%
      AT&T, Inc. .................................      5,187,352        159,822
      Fairpoint Communications, Inc. + ...........         44,846            311
      Verizon Communications, Inc. ...............      3,663,946        124,721
      Vodafone Group plc, ADR ....................      1,810,949         48,588
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                       333,442
                                                                    ------------
UTILITIES - 4.78%
   ELECTRIC UTILITIES - 3.81%
      CenterPoint Energy, Inc. ...................      2,027,300         31,970
      Constellation Energy Group, Inc. ...........        322,600         26,827
      Dominion Resources, Inc. ...................      3,154,500        139,366
      Entergy Corp. ..............................        575,800         61,565

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Exelon Corp. ...............................        485,900   $     38,201
      FPL Group, Inc. ............................        136,100          8,783
      Public Service Enterprise Group, Inc. ......        340,600         14,237
                                                                    ------------
                                                                         320,949
                                                                    ------------
   GAS UTILITIES - 0.97%
      Spectra Energy Corp. .......................      2,991,700         81,285
                                                                    ------------
   TOTAL UTILITIES ...............................                       402,234
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                     7,770,043
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 0.23%
FINANCIALS - 0.23%
   BANKS - 0.23%
      East West Bancorp, Inc. ....................          8,763          6,572
      National City Corp. ##                                  138         13,055
                                                                    ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS ............                        19,627
                                                                    ------------
SHORT TERM INVESTMENTS - 7.58%
   American Beacon Money Market Select Fund ++ ...    599,035,330        599,035


                                                                        PAR
                                                                       AMOUNT
                                                                    ------------
   U.S. Treasury Bill,
      1.86%, Due 9/11/2008 .......................   $     39,485         39,402
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ...................                      638,437
                                                                    ------------

                                                                       Shares
                                                                    ------------
SECURITIES LENDING COLLATERAL - 5.67%
      American Beacon Cash Plus Trust ++ .........    369,769,909        369,770
      American Beacon Money Market Select
      Fund ++ ....................................    107,320,864        107,321
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                       477,091
                                                                    ------------
TOTAL INVESTMENTS 105.76% - (Cost $9,664,482) ....                     8,905,198

LIABILITIES, NET OF OTHER ASSETS - (5.76%) .......                      (484,928)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $  8,420,270
                                                                    ============

                             See accompanying notes

AMERICAN BEACON LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

                                                               UNREALIZED
FUTURES CONTRACTS        NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
(DOLLARS IN THOUSANDS)   CONTRACTS      DATE        VALUE    (DEPRECIATION)
----------------------   ---------   ----------   --------   --------------
Emini S&P 500 Index ..     9,945      Sep 2008    $630,065      $(28,651)
                                                  ========      ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 93.64%
COMMUNICATIONS - 0.04%
   MEDIA - 0.04%
      Brocade Communications Systems, Inc. ## ....         5,134      $     35
                                                                      --------
CONSUMER DISCRETIONARY - 13.06%
   AUTO COMPONENTS - 0.83%
      Johnson Controls, Inc. + ...................        21,609           652
                                                                      --------
   EDUCATION & TRAINING SERVICES - 0.04%
      DeVry, Inc. + ..............................           500            28
                                                                      --------
   HOTELS, RESTAURANTS & LEISURE - 3.03%
      McDonald's Corp. ...........................        27,973         1,673
      Yum! Brands, Inc. + ........................        19,891           712
                                                                      --------
                                                                         2,385
                                                                      --------
   INTERNET & CATALOG RETAIL - 0.37%
      eBay, Inc. ## + ............................        11,596           292
                                                                      --------
   MEDIA - 1.92%
      CBS Corp. + ................................        31,180           510
      The DIRECTV Group, Inc. ## + ...............           168             5
      Omnicom Group, Inc. + ......................        16,708           713
      Time Warner, Inc. ..........................        19,659           281
                                                                      --------
                                                                         1,509
                                                                      --------
   MULTILINE RETAIL - 2.89%
      Big Lots, Inc. ## + ........................         1,412            43
      BJ's Wholesale Club, Inc. ## + .............        15,124           568
      Costco Wholesale Corp. + ...................         8,442           529
      Wal-Mart Stores, Inc. ......................        19,293         1,131
                                                                      --------
                                                                         2,271
                                                                      --------
   SPECIALTY RETAIL - 3.31%
      Aeropostale, Inc. ## + .....................        15,115           487
      Best Buy Company, Inc. + ...................        14,953           594
      Copart, Inc. ## ............................         2,696           118
      GameStop Corp. ## + ........................        18,522           750
      Nike, Inc. + ...............................        11,120           653
                                                                      --------
                                                                         2,602
                                                                      --------
   TEXTILES & APPAREL - 0.67%
      Coach, Inc. ## + ...........................        20,766           530
                                                                      --------
   TOTAL CONSUMER DISCRETIONARY                                         10,269
                                                                      --------
CONSUMER STAPLES - 8.50%
   BEVERAGES - 1.23%
      Coca-Cola Co. ..............................        11,692           602

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Dr Pepper Snapple Group, Inc. ## ...........         1,124      $     24
      PepsiCo, Inc. ..............................         5,126           341
                                                                      --------
                                                                           967
                                                                      --------
   FOOD & DRUG RETAILING - 1.71%
      CVS Caremark Corp. .........................         6,583           240
      The Kroger Co. .............................        36,637         1,036
      Ruddick Corp. + ............................         2,136            66
                                                                      --------
                                                                         1,342
                                                                      --------
   FOOD PRODUCTS - 2.06%
      Archer-Daniels-Midland Co. + ...............         6,791           195
      Bunge Ltd. .................................         2,748           272
      H.J. Heinz Co. .............................        15,763           794
      Herbalife Ltd. + ...........................         5,728           247
      Hormel Foods Corp. + .......................           600            22
      Tyson Foods, Inc. ..........................         5,914            88
                                                                      --------
                                                                         1,618
                                                                      --------
   HOUSEHOLD PRODUCTS - 0.92%
      Colgate-Palmolive Co. ......................         9,136           678
      The Procter & Gamble Co. ...................           700            46
                                                                      --------
                                                                           724
                                                                      --------
   PERSONAL PRODUCTS - 0.98%
      Avon Products, Inc. ........................        18,282           775
                                                                      --------
   Tobacco - 1.60%
      Altria Group, Inc. .........................        33,553           683
      Philip Morris International, Inc. ..........         7,620           394
      UST, Inc. + ................................         3,445           181
                                                                      --------
                                                                         1,258
                                                                      --------
   TOTAL CONSUMER STAPLES                                                6,684
                                                                      --------
ENERGY - 10.44%
   ENERGY EQUIPMENT & SERVICES - 5.03%
      Baker Hughes, Inc. + .......................           755            63
      Cameron International Corp. ## .............        14,159           676
      Diamond Offshore Drilling, Inc. + ..........           100            12
      FMC Technologies, Inc. ## ..................         8,956           553
      Halliburton Co. ............................        36,870         1,652
      National Oilwell Varco, Inc. ## ............         8,588           675
      Oceaneering International, Inc. ## + .......           900            55
      Patterson-UTI Energy, Inc. + ...............           100             3
      SEACOR Holdings, Inc. ## + .................         2,068           173
      Superior Energy Services, Inc. ## + ........         1,917            91
                                                                      --------
                                                                         3,953
                                                                      --------
   OIL & GAS - 5.41%
      Anadarko Petroleum Corp. ...................         7,241           419

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Apache Corp. + .............................         7,209      $    809
      Bill Barrett Corp. ## ......................         3,025           125
      Cabot Oil & Gas Corp. ......................         2,908           128
      Continental Resources, Inc ## + ............         7,917           452
      Denbury Resources, Inc. ## .................         2,373            67
      Devon Energy Corp. .........................           798            76
      Exterran Holdings, Inc. ## + ...............         2,054           116
      Murphy Oil Corp. ...........................        10,099           805
      Noble Energy, Inc. + .......................           100             7
      Occidental Petroleum Corp. .................         1,906           150
      Pioneer Natural Resources Co. + ............           700            42
      St. Mary Land & Exploration Co. + ..........           425            18
      Ultra Petroleum Corp. ## + .................         2,882           206
      W&T Offshore, Inc. + .......................         6,065           268
      XTO Energy, Inc. ...........................        12,003           567
                                                                      --------
                                                                         4,255
                                                                      --------
   TOTAL ENERGY ..................................                       8,208
                                                                      --------
FINANCIALS - 2.62%
   BANKS - 0.20%
      Bank of America Corp. + ....................         4,206           138
      Bank of New York Mellon Corp. ..............           541            19
                                                                      --------
                                                                           157
                                                                      --------
   DIVERSIFIED FINANCIALS - 1.57%
      BlackRock, Inc. + ..........................           481           104
      Broadridge Financial Solutions, Inc. .......         7,261           151
      Eaton Vance Corp. + ........................         5,136           191
      Mastercard, Inc. + .........................           222            54
      State Street Corp. .........................         8,825           632
      The Western Union Co. ......................         3,771           104
                                                                      --------
                                                                         1,236
                                                                      --------
   REAL ESTATE - 0.85%
      AMB Property Corp. .........................         1,118            55
      AvalonBay Communities, Inc. + ..............           633            63
      Federal Realty Investment Trust + ..........         1,616           117
      Jones Lang LaSalle, Inc. + .................         1,592            76
      Nationwide Health Properties, Inc. + .......           294            11
      ProLogis Trust .............................         6,994           342
                                                                      --------
                                                                           664
                                                                      --------
   Total Financials ..............................                       2,057
                                                                      --------
HEALTH CARE - 13.77%
   BIOTECHNOLOGY - 2.88%
      Biogen Idec, Inc. ## + .....................        15,404         1,075
      Gilead Sciences, Inc. ## ...................        21,297         1,150

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Idexx Laboratories, Inc. ## ................           665      $     35
                                                                      --------
                                                                         2,260
                                                                      --------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.59%
      Baxter International, Inc. .................        11,000           755
      Beckman Coulter, Inc. + ....................         1,200            87
      Becton, Dickinson & Co. ....................         8,441           717
      Boston Scientific Corp. ## .................         9,292           110
      Covidien Ltd. ..............................           606            30
      Dentsply International, Inc. ...............         2,569           103
      Medtronic, Inc. ............................         3,607           191
      STERIS Corp. + .............................           200             7
      Varian Medical Systems, Inc. ## ............           608            36
                                                                      --------
                                                                         2,036
                                                                      --------
   HEALTH CARE PROVIDERS & SERVICES - 1.95%
      Express Scripts, Inc. ## + .................        13,274           936
      Laboratory Corp. of America Holdings ## + ..         8,870           600
                                                                      --------
                                                                         1,536
                                                                      --------
   PHARMACEUTICALS - 6.35%
      Abbott Laboratories ........................        11,788           664
      Amgen, Inc. ## + ...........................         5,356           335
      Eli Lilly & Co. ............................        22,365         1,053
      Johnson & Johnson + ........................        10,584           725
      Medco Health Solutions, Inc. ## ............        15,770           782
      Merck & Co., Inc. ..........................        16,223           534
      Pfizer, Inc. ...............................        48,261           901
                                                                      --------
                                                                         4,994
                                                                      --------
   TOTAL HEALTH CARE .............................                      10,826
                                                                      --------
INDUSTRIALS - 17.00%
   AEROSPACE & DEFENSE - 5.86%
      Boeing Co. .................................         9,655           590
      General Dynamics Corp. .....................        13,585         1,211
      Goodrich Corp. + ...........................        11,208           551
      Lockheed Martin Corp. ......................        10,282         1,073
      Northrop Grumman Corp. .....................         7,446           502
      Raytheon Co. ...............................           900            51
      United Technologies Corp. ..................         9,881           632
                                                                      --------
                                                                         4,610
                                                                      --------
   COMMERCIAL SERVICES & SUPPLIES - 1.48%
      Apollo Group, Inc. ## + ....................        18,659         1,162
                                                                      --------
   CONSTRUCTION & ENGINEERING - 0.75%
      Fluor Corp. ................................           800            65
      KBR, Inc. ..................................         5,690           162
      McDermott International, Inc. ## ...........         7,652           365
                                                                      --------
                                                                           592
                                                                      --------

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.30%
      Emerson Electric Co. .......................        20,928      $  1,019
                                                                      --------
   INDUSTRIAL CONGLOMERATES - 1.69%
      3M Co. .....................................         9,868           695
      Honeywell International, Inc. ..............        12,496           635
                                                                      --------
                                                                         1,330
                                                                      --------
   MACHINERY - 4.38%
      AGCO Corp. ## + ............................         6,047           362
      Bucyrus International, Inc. + ..............         3,466           243
      Caterpillar, Inc. ..........................         2,500           174
      Cummins, Inc. ..............................         9,852           653
      Flowserve Corp. ............................         1,032           138
      Graco, Inc. + ..............................           541            20
      Illinois Tool Works, Inc. + ................        14,480           678
      Joy Global, Inc. ...........................         4,801           347
      Reliance Steel & Aluminum Co. + ............         2,524           159
      Terex Corp. ## + ...........................        14,186           671
                                                                      --------
                                                                         3,445
                                                                      --------
   MARINE - 0.07%
      Kirby Corp. ## + ...........................         1,235            59
                                                                      --------
   ROAD & RAIL - 1.47%
      JB Hunt Transport Services, Inc. + .........        19,690           728
      Landstar System, Inc. ......................         2,559           129
      Werner Enterprises, Inc. + .................        12,409           296
                                                                      --------
                                                                         1,153
                                                                      --------
   TOTAL INDUSTRIALS .............................                      13,370
                                                                      --------
INFORMATION TECHNOLOGY - 21.73%
   COMMUNICATIONS EQUIPMENT - 2.83%
      Adtran, Inc. + .............................           200             5
      Cisco Systems, Inc. ## .....................        52,665         1,158
      Harris Corp. ...............................            25             1
      Juniper Networks, Inc. ## ..................        25,093           653
      Qualcomm, Inc. .............................         7,333           406
                                                                      --------
                                                                         2,223
                                                                      --------
   COMPUTERS & PERIPHERALS - 7.88%
      Apple Computer, Inc. ## ....................         6,977         1,109
      Dell, Inc. ## + ............................        43,483         1,068
      EMC Corp. ## ...............................        23,770           357
      Hewlett-Packard Co. ........................        29,914         1,340
      Ingram Micro, Inc. ## + ....................         3,760            69
      International Business Machines Corp. ......         6,107           782
      NVIDIA Corp. ## ............................        24,462           280
      Seagate Technology + .......................        60,391           904

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Teradata Corp. ## ..........................         2,700      $     63
      Western Digital Corp. ## ...................         7,747           223
                                                                      --------
                                                                         6,195
                                                                      --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.29%
      Intel Corp. ................................        10,352           230
                                                                      --------
   INTERNET SOFTWARE & SERVICES - 1.08%
      Google, Inc. ## ............................           637           302
      Sohu.com, Inc. ## + ........................         3,019           228
      VeriSign, Inc. ## + ........................         4,170           136
      Yahoo! Inc. ## + ...........................         9,430           187
                                                                      --------
                                                                           853
                                                                      --------
   IT CONSULTING & SERVICES - 2.59%
      Accenture Ltd. .............................        29,322         1,224
      Affiliated Computer Services, Inc. ## ......        14,114           680
      MPS Group, Inc. ## .........................         1,100            13
      SRA International, Inc. ## .................           851            19
      Sun Microsystems, Inc. ## ..................         3,469            37
      Tech Data Corp. ## .........................         1,900            66
                                                                      --------
                                                                         2,039
                                                                      --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.99%
      MEMC Electronic Materials, Inc. ## .........           434            20
      Texas Instruments, Inc. + ..................        31,250           762
                                                                      --------
                                                                           782
                                                                      --------
   SOFTWARE - 6.07%
      Activision Blizzard, Inc. ## ...............        30,694         1,104
      Adobe Systems, Inc. ## .....................         5,648           234
      Advent Software, Inc. ## + .................         3,389           148
      Amdocs Ltd. ## .............................         1,000            30
      Microsoft Corp. ............................        72,888         1,875
      Oracle Corp. ## ............................        37,540           808
      Salesforce.com, Inc. ## + ..................         2,116           135
      Symantec Corp. ## ..........................        17,093           360
      Synopsys, Inc. ## + ........................         3,191            77
                                                                      --------
                                                                         4,771
                                                                      --------
   TOTAL INFORMATION TECHNOLOGY ..................                      17,093
                                                                      --------
MATERIALS - 4.99%
   CHEMICALS - 2.84%
      CF Industries Holdings, Inc. ...............         2,000           327
      FMC Corp. ..................................           500            37
      Minerals Technologies, Inc. + ..............         1,479            96
      Monsanto Co. ...............................         3,815           454
      The Mosaic Co. ## ..........................         2,656           338
      Praxair, Inc. + ............................         8,291           777

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Terra Industries, Inc. + ...................         3,800      $    205
                                                                      --------
                                                                         2,234
                                                                      --------
   METALS & MINING - 2.15%
      Alpha Natural Resources, Inc. ## + .........         1,660           164
      Carpenter Technology Corp. + ...............         1,368            53
      Commercial Metals Co. + ....................            37             1
      Freeport-McMoRan Copper & Gold, Inc. + .....         6,402           619
      Nucor Corp. ................................        10,215           585
      Schnitzer Steel Industries, Inc. + .........         1,882           170
      Southern Copper Corp. ......................         1,493            41
      Worthington Industries, Inc. + .............         3,413            61
                                                                      --------
                                                                         1,694
                                                                      --------
   TOTAL MATERIALS ...............................                       3,928
                                                                      --------
TELECOMMUNICATION SERVICES - 1.14%
   DIVERSIFIED TELECOMMUNICATION - 1.14%
      AT&T, Inc. .................................        27,083           834
      EchoStar Corp. ## + ........................            24             1
      Verizon Communications, Inc. ...............         1,899            65
                                                                      --------
   TOTAL TELECOMMUNICATION SERVICES ..............                         900
                                                                      --------
UTILITIES - 0.35%
   ELECTRIC UTILITIES - 0.35%
      Entergy Corp. ..............................           632            67
      Exelon Corp. ...............................         2,043           161
      PPL Corp. ..................................           559            26
      Reliant Energy, Inc. ## ....................         1,253            23
                                                                      --------
   TOTAL UTILITIES. ..............................                         277
                                                                      --------
   TOTAL COMMON STOCKS ...........................                      73,647
                                                                      --------
SHORT TERM INVESTMENTS - 6.24%
   American Beacon Money Market Select
      Fund ++ ....................................     4,616,182         4,616

                                                          PAR
                                                         AMOUNT
                                                     ------------
   U.S. Treasury Bill,
      1.92%, Due 9/11/2008 .......................   $       296           295
                                                                      --------
   TOTAL SHORT TERM INVESTMENTS ..................                       4,911
                                                                      --------

                                                        SHARES
                                                     ------------
SECURITIES LENDING
COLLATERAL - 22.57%
   American Beacon Cash Plus Trust ++ ............    13,755,431        13,756

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   American Beacon Money Market Select
      Fund ++ ....................................   $ 3,992,333      $  3,992
                                                                      --------
   TOTAL SECURITIES LENDING COLLATERAL ...........                      17,748
                                                                      --------
TOTAL INVESTMENTS 122.45% - (COST $96,038) .......                      96,306
LIABILITIES, NET OF OTHER ASSETS - (22.45%) ......                     (17,657)
                                                                      --------
TOTAL NET ASSETS - 100.00% .......................                    $ 78,649
                                                                      ========

                             See accompanying notes

AMERICAN BEACON LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                             UNREALIZED
                         NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                         CONTRACTS      DATE       VALUE   (DEPRECIATION)
                         ---------   ----------   ------   --------------
Emini S&P 500 Index ..       75       Sep 2008    $4,752         $20
                                                  ======         ===

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 95.21%
CONSUMER DISCRETIONARY - 21.87%
   AUDIO/VIDEO PRODUCTS - 1.06%
      Harman International Industries, Inc. ......         20,800   $        856
                                                                    ------------
   AUTO COMPONENTS - 3.20%
      Advance Auto Parts, Inc. ...................         21,500            883
      Lear Corp. ## + ............................         59,200            853
      Magna International, Inc. ..................         14,550            860
                                                                    ------------
                                                                           2,596
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.32%
      Royal Caribbean Cruises Ltd. + .............         41,800          1,065
                                                                    ------------
   HOUSEHOLD DURABLES - 5.34%
      Black & Decker Corp. + .....................         23,950          1,437
      Stanley Works + ............................         29,800          1,326
      Whirlpool Corp. + ..........................         20,625          1,561
                                                                    ------------
                                                                           4,324
                                                                    ------------
   MEDIA - 0.06%
      Idearc, Inc. + .............................         38,600             51
                                                                    ------------
   MULTILINE RETAIL - 1.97%
      J.C. Penney Company, Inc. + ................         23,300            719
      Kohl's Corp. ## + ..........................         21,000            880
                                                                    ------------
                                                                           1,599
                                                                    ------------
   SPECIALTY RETAIL - 8.24%
      Family Dollar Stores, Inc. + ...............         54,900          1,279
      Hanesbrands, Inc. ## + .....................         39,200            840
      Office Depot, Inc. ## ......................         57,100            388
      Regis Corp. + ..............................         53,000          1,484
      Rent-A-Center, Inc. ## + ...................         64,625          1,370
      Sherwin-Williams Co. + .....................         12,200            650
      TJX Cos., Inc. .............................         19,875            670
                                                                    ------------
                                                                           6,681
                                                                    ------------
   TEXTILES & APPAREL - 0.68%
      Sealy Corp. + ..............................         80,525            550
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                        17,722
                                                                    ------------
CONSUMER STAPLES - 7.35%
   FOOD PRODUCTS - 3.06%
      Del Monte Foods Co. + ......................        176,100          1,495
      Sara Lee Corp. .............................         71,900            982
                                                                    ------------
                                                                           2,477
                                                                    ------------
   TOBACCO - 4.29%
      Lorillard, Inc. ## .........................         20,200          1,356

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Reynolds American, Inc. + ..................         27,000   $      1,507
      UST, Inc. + ................................         11,700            616
                                                                    ------------
                                                                           3,479
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                         5,956
                                                                    ------------
ENERGY - 3.80%
   OIL & GAS - 3.80%
      El Paso Corp. + ............................         91,600          1,643
      Murphy Oil Corp. ...........................         18,000          1,435
                                                                    ------------
   TOTAL ENERGY ..................................                         3,078
                                                                    ------------
FINANCIALS - 23.54%
   BANKS - 5.52%
      Comerica, Inc. + ...........................         22,925            658
      National City Corp. + ......................        155,728            737
      New York Community Bancorp, Inc. + .........         24,300            404
      People's United Financial, Inc. + ..........         82,154          1,395
      Popular, Inc. + ............................         68,025            467
      UnionBanCal Corp. ..........................         15,075            810
                                                                    ------------
                                                                           4,471
                                                                    ------------
   DIVERSIFIED FINANCIALS - 3.79%
      CIT Group, Inc. + ..........................         71,900            610
      Federal Home Loan Mortgage Corp. + .........        109,625            896
      Lehman Brothers Holdings, Inc. + ...........          6,725            117
      Moody's Corp. + ............................         11,275            392
      SLM Corp. ## + .............................         61,600          1,055
                                                                    ------------
                                                                           3,070
                                                                    ------------
   INSURANCE - 11.49%
      Axis Capital Holdings Ltd. + ...............         27,700            877
      Conseco, Inc. ## ...........................         74,500            624
      Delphi Financial Group, Inc. + .............         18,800            469
      First American Corp. .......................         16,975            428
      IPC Holdings Ltd. ..........................         34,000          1,091
      Old Republic International Corp. + .........         80,387            844
      Protective Life Corp. ......................         39,450          1,419
      RenaissanceRe Holdings Ltd. + ..............         23,325          1,187
      Torchmark Corp. ............................         22,375          1,299
      Willis Group Holdings Ltd. + ...............         32,200          1,007
      XL Capital Ltd. + ..........................          3,700             66
                                                                    ------------
                                                                           9,311
                                                                    ------------
   REAL ESTATE - 2.74%
      Annaly Capital Management, Inc. + ..........         79,900          1,204

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      First Industrial Realty Trust, Inc. + ......         41,200   $      1,021
                                                                    ------------
                                                                           2,225
                                                                    ------------
   TOTAL FINANCIALS ..............................                        19,077
                                                                    ------------
HEALTH CARE - 10.27%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.53%
      Hill-Rom Holdings, Inc. + ..................         26,375            741
      IMS Health, Inc. + .........................         62,400          1,304
                                                                    ------------
                                                                           2,045
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 7.74%
      AmerisourceBergen Corp. + ..................         35,875          1,502
      Cigna Corp. ................................         26,100            966
      Coventry Health Care, Inc. ## + ............         29,700          1,051
      Omnicare, Inc. + ...........................         57,100          1,681
      Quest Diagnostics, Inc. + ..................         20,200          1,074
                                                                    ------------
                                                                           6,274
                                                                    ------------
   TOTAL HEALTH CARE .............................                         8,319
                                                                    ------------
INDUSTRIALS - 13.09%
      AEROSPACE & DEFENSE - 4.04%
      Goodrich Corp. .............................         16,600            816
      L-3 Communications Holdings, Inc. ..........         24,925          2,460
                                                                    ------------
                                                                           3,276
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 3.90%
      Avery Dennison Corp. .......................         30,600          1,347
      Con-way, Inc. + ............................         13,000            657
      Kelly Services, Inc. + .....................         22,025            405
      Pitney Bowes, Inc. .........................         12,500            396
      United Stationers, Inc. ## + ...............          9,275            356
                                                                    ------------
                                                                           3,161
                                                                    ------------
   FREIGHT TRANSPORTATION - 1.48%
      Ryder System, Inc. .........................         18,200          1,200
                                                                    ------------
      MACHINERY - 3.67%
      Brady Corp. + ..............................         18,850            691
      Eaton Corp. ................................         16,500          1,172
      ITT Industries, Inc. + .....................         16,600          1,112
                                                                    ------------
                                                                           2,975
                                                                    ------------
   TOTAL INDUSTRIALS .............................                        10,612
                                                                    ------------
INFORMATION TECHNOLOGY - 7.88%
   COMMUNICATIONS EQUIPMENT - 2.45%
      Alcatel-Lucent, ADR ........................        330,423          1,986
                                                                    ------------

                                                        SHARES         VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   IT CONSULTING & SERVICES - 3.56%
      Affiliated Computer Services, Inc. ## ......         17,450   $        841
      Computer Sciences Corp. ## + ...............         28,700          1,359
      Tech Data Corp. ## .........................         19,575            683
                                                                    ------------
                                                                           2,883
                                                                    ------------
   SOFTWARE - 1.87%
      CA, Inc. + .................................         63,700          1,520
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                         6,389
                                                                    ------------
UTILITIES - 7.41%
   ELECTRIC UTILITIES - 4.89%
      CenterPoint Energy, Inc. ...................         64,200          1,012
      Pinnacle West Capital Corp. ................         28,100            943
      Wisconsin Energy Corp. .....................         17,800            803
      Xcel Energy, Inc. + ........................         59,900          1,202
                                                                    ------------
                                                                           3,960
                                                                    ------------
   GAS UTILITIES - 2.52%
      MDU Resources Group, Inc. ..................         36,350          1,160
      Sempra Energy + ............................         15,725            883
                                                                    ------------
                                                                           2,043
                                                                    ------------
   TOTAL UTILITIES ...............................                         6,003
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                        77,156
                                                                    ------------
SHORT TERM INVESTMENTS - 4.96%
      American Beacon Money Market Select
         Fund ++ .................................      3,776,016          3,776

                                                         Par
                                                        Amount
                                                     ------------
      U.S. Treasury Bill,
         1.92%, Due 9/11/2008 ....................   $        242            241
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                         4,017
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING
COLLATERAL - 15.10%
      American Beacon Cash Plus Trust ++ .........      9,487,072          9,487
      American Beacon Money Market Select
         Fund ++ .................................      2,753,498          2,754
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        12,241
                                                                    ------------
TOTAL INVESTMENTS 115.27% - (COST $109,871) ......                        93,414
LIABILITIES, NET OF OTHER ASSETS - (15.27%) ......                       (12,374)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $     81,040
                                                                    ============

                             See accompanying notes

AMERICAN BEACON MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

                                                                    UNREALIZED
FUTURES CONTRACTS               NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
(DOLLARS IN THOUSANDS)          CONTRACTS       DATE      VALUE   (DEPRECIATION)
                                ---------   ----------   ------   --------------
Emini S&P 400 Index .........        49      Sep 2008    $3,939         $13
                                                         ======         ===

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
COMMON STOCKS - 94.58%
COMMUNICATIONS - 0.80%
   MEDIA - 0.80%
      AH Belo Corp. + ............................        102,160   $        552
      Belo Corp. .................................        211,500          1,436
      Courier Corp. + ............................         63,839          1,084
      Cox Radio, Inc. ## + .......................        359,270          3,553
      Hearst-Argyle Television, Inc. + ...........         49,600          1,049
      Meredith Corp. + ...........................        219,530          5,611
      New York Times Co. + .......................        295,360          3,719
      Westwood One, Inc. ## ......................      2,022,000          2,629
                                                                    ------------
   TOTAL COMMUNICATIONS ..........................                        19,633
                                                                    ------------
CONSUMER DISCRETIONARY - 13.74%
   AUDIO/VIDEO PRODUCTS - 0.06%
      Harman International Industries, Inc. ......         38,400          1,581
                                                                    ------------
   AUTO COMPONENTS - 1.27%
      American Axle & Manufacturing Holdings,
         Inc. + ..................................        987,800          5,808
      ATC Technology Corp. ## ....................         25,000            628
      Autoliv, Inc. ## ...........................         18,100            707
      Gentex Corp. ...............................        167,720          2,593
      Lear Corp. ## ..............................        690,800          9,954
      Modine Manufacturing Co. + .................        117,930          2,057
      Superior Industries International, Inc. + ..         67,200          1,135
      Tenneco, Inc. ## + .........................        160,680          2,317
      TRW Automotive Holdings Corp. ## ...........        327,300          6,071
                                                                    ------------
                                                                          31,270
                                                                    ------------
   AUTOMOBILES - 0.25%
      Winnebago Industries, Inc. + ...............        484,100          6,177
                                                                    ------------
   DISTRIBUTORS - 0.18%
      WESCO International, Inc. ## ...............        115,800          4,360
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 1.15%
      CBRL Group, Inc. + .........................        109,611          2,649
      CEC Entertainment, Inc. ## + ...............         17,000            593
      Domino's Pizza, Inc. ## + ..................        173,600          2,250
      Jack in the Box, Inc. ## ...................        285,240          6,155
      JAKKS Pacific, Inc. ## + ...................        150,600          3,310
      Landry's Restaurants, Inc. + ...............         14,900            217
      Lodgian, Inc. ## ...........................        495,000          3,406
      Panera Bread Co. ## + ......................        116,670          5,845
      PF Chang's China Bistro, Inc. ## + .........         52,490          1,365

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Speedway Motorsports, Inc. + ...............        121,500   $      2,346
                                                                    ------------
                                                                          28,136
                                                                    ------------
   HOUSEHOLD DURABLES - 1.15%
      Black & Decker Corp. .......................         15,200            912
      Blyth, Inc. ................................        147,100          2,140
      Cavco Industries, Inc. ## + ................         42,970          1,448
      Ethan Allen Interiors, Inc. + ..............        237,510          5,961
      Furniture Brands International, Inc. + .....        199,200          2,365
      Knoll, Inc. ................................        217,800          3,363
      Lancaster Colony Corp. .....................         26,120            849
      Leggett & Platt, Inc. + ....................         51,700          1,008
      M.D.C. Holdings, Inc. + ....................        141,440          5,873
      NVR, Inc. ## + .............................          3,700          2,044
      Russ Berrie & Co., Inc. ## + ...............         94,500            918
      Ryland Group, Inc. .........................         30,040            619
      Stanley Works ..............................         19,500            867
                                                                    ------------
                                                                          28,367
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.25%
      Insight Enterprises, Inc. ## ...............        198,150          2,528
      School Specialty, Inc. ## + ................         38,600          1,286
      Systemax, Inc. + ...........................        135,200          2,219
                                                                    ------------
                                                                           6,033
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.61%
      Brunswick Corp. + ..........................        681,500          8,791
      Polaris Industries, Inc. + .................         47,800          2,046
      Scholastic Corp. + .........................        164,900          4,253
                                                                    ------------
                                                                          15,090
                                                                    ------------
   MULTILINE RETAIL - 0.32%
      BJ's Wholesale Club, Inc. ## ...............        157,910          5,926
      Saks, Inc. ## + ............................        190,680          1,943
                                                                    ------------
                                                                           7,869
                                                                    ------------
   SPECIALTY RETAIL - 6.24%
      Aaron Rents, Inc. + ........................        183,200          5,033
      American Greetings Corp. + .................        106,800          1,583
      AnnTaylor Stores Corp. ## ..................        241,840          5,454
      Asbury Automotive Group, Inc. ..............        303,210          3,005
      AutoNation, Inc. ## + ......................        431,700          4,455
      Bebe Stores, Inc. + ........................        117,010          1,213
      Cache, Inc. ## .............................        111,150          1,573
      Charming Shoppes, Inc. ## + ................         75,100            409
      Childrens Place Retail Stores, Inc. ## + ...        123,530          4,700
      Conn's, Inc. ## + ..........................         31,300            491
      Dress Barn, Inc. ## + ......................        301,600          4,865
      Family Dollar Stores, Inc. + ...............        598,000         13,933
      Finish Line, Inc., Class A Shares ..........          4,555             49
      Foot Locker, Inc. ..........................        789,420         11,889

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Genesco, Inc. ## + .........................         13,400   $        394
      Group 1 Automotive, Inc. + .................        331,850          6,521
      Gymboree Corp. ## ..........................        154,250          5,769
      Interline Brands, Inc. ## ..................         16,600            262
      Jos. A. Bank Clothiers, Inc. ## + ..........        159,010          3,562
      MarineMax, Inc. ## + .......................        342,600          2,254
      Men's Wearhouse, Inc. + ....................        832,100         16,567
      OfficeMax, Inc. ............................        204,160          2,605
      O'Reilly Automotive, Inc. ## ...............         38,300            978
      Pacific Sunwear of California ## ...........        681,900          5,939
      Penske Auto Group, Inc. + ..................        685,400          9,116
      RadioShack Corp. ...........................         52,400            874
      Regis Corp. ................................        134,660          3,769
      Rent-A-Center, Inc. ## .....................        621,450         13,175
      Sonic Automotive, Inc., A Shares + .........        730,030          7,351
      Stage Stores, Inc. .........................         96,320          1,428
      Tractor Supply Co. ## + ....................         92,340          3,510
      Williams-Sonoma, Inc. + ....................         84,200          1,469
      Zale Corp. ## + ............................        408,120          9,028
                                                                    ------------
                                                                         153,223
                                                                    ------------
   TEXTILES & APPAREL - 2.26%
      Brown Shoe Company, Inc. + .................        154,700          2,497
      Columbia Sportswear Co. + ..................         69,456          2,591
      Jones Apparel Group, Inc. ..................        460,300          7,706
      Kenneth Cole Productions, Inc. + ...........        134,440          1,876
      K-Swiss, Inc. + ............................        144,739          2,238
      Phillips-Van Heusen Corp. ..................         98,500          3,487
      Quiksilver, Inc. ## ........................        834,600          6,401
      Skechers U.S.A., Inc. ## ...................        443,950          8,391
      Steven Madden Ltd. ## ......................         46,615          1,048
      Timberland Co. ## ..........................        131,950          1,892
      Warnaco Group, Inc. ## + ...................        155,600          6,527
      Wolverine World Wide, Inc. .................        411,200         10,991
                                                                    ------------
                                                                          55,645
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                       337,751
                                                                    ------------
CONSUMER STAPLES - 2.67%
   FOOD & DRUG RETAILING - 1.30%
      Casey's General Stores, Inc. ...............        229,840          5,654
      Great Atlantic & Pacific Tea Co. ## + ......         45,292            721
      Ingles Markets, Inc. .......................         68,400          1,663
      Longs Drug Stores Corp. + ..................        266,230         12,446
      Spartan Stores, Inc. + .....................        376,200          8,950
      Winn-Dixie Stores, Inc. ## .................        163,500          2,598
                                                                    ------------
                                                                          32,032
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
   FOOD PRODUCTS - 1.15%
      Cal-Maine Foods, Inc. + ....................         53,200   $      2,016
      Chiquita Brands International, Inc. ## + ...        147,200          2,260
      Del Monte Foods Co. ........................        937,600          7,960
      Herbalife Ltd. .............................         13,000            561
      JM Smucker Co. .............................         39,410          1,921
      Lance, Inc. + ..............................         90,380          1,663
      Ralcorp Holdings, Inc. ## + ................        133,880          7,224
      Sanderson Farms, Inc. + ....................         96,700          3,843
      Smithfield Foods, Inc. ## + ................          5,200            112
      TreeHouse Foods, Inc. ## ...................         24,800            672
                                                                    ------------
                                                                          28,232
                                                                    ------------
   TOBACCO - 0.22%
      Universal Corp. + ..........................        102,800          5,307
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                        65,571
                                                                    ------------
ENERGY - 5.84%
   ENERGY EQUIPMENT & SERVICES - 3.33%
      Basic Energy Services, Inc. ## + ...........         35,400            953
      CARBO Ceramics, Inc. + .....................         47,460          2,597
      Complete Production Services, Inc. ## ......        172,600          5,495
      Dril-Quip, Inc. ## .........................         75,510          4,088
      Global Industries Ltd. ## ..................        216,200          2,581
      Grey Wolf, Inc. + ..........................        294,700          2,517
      Gulfmark Offshore, Inc. ## .................        125,700          6,308
      Key Energy Services, Inc. ## ...............        345,560          5,550
      Oil States International, Inc. ## ..........        227,170         12,467
      Parker Drilling Co. ## + ...................        240,800          1,943
      SEACOR Holdings, Inc. ## ...................         46,600          3,899
      Tetra Technologies, Inc. ## ................        153,760          2,911
      Tidewater, Inc. + ..........................        321,300         19,259
      Trico Marine Services, Inc. ## + ...........         38,100            972
      Unit Corp. ## ..............................        152,370         10,293
                                                                    ------------
                                                                          81,833
                                                                    ------------
   OIL & GAS - 2.51%
      Encore Acquisition Co. ## ..................        106,500          6,589
      EXCO Resources, Inc. ## + ..................        430,400         11,212
      Helix Energy Solutions Group, Inc. ## ......         73,000          2,331
      Holly Corp. + ..............................        264,500          7,559
      Parallel Petroleum Corp. ## ................        390,300          6,393
      Penn Virginia Corp. ........................         60,620          3,683
      Pioneer Drilling Co. ## + ..................        266,070          4,228
      St. Mary Land & Exploration Co. ............        173,271          7,374
      Stone Energy Corp. ## ......................        118,700          6,056

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                       (DOLLARS IN THOUSANDS)
      Swift Energy Co. ## ........................        122,100   $      6,205
                                                                    ------------
                                                                          61,630
                                                                    ------------
   TOTAL ENERGY                                                          143,463
                                                                    ------------
FINANCIALS - 23.89%
   BANKS - 8.55%
      1st Source Corp. ...........................         20,300            474
      Associated Banc-Corp + .....................        305,700          5,102
      Astoria Financial Corp. ....................         80,600          1,803
      BancorpSouth, Inc. + .......................        478,230         10,186
      Bank of Hawaii Corp. .......................        175,100          8,823
      Chemical Financial Corp. + .................        114,031          3,030
      City National Corp. + ......................        233,980         11,495
      Commerce Bancshares, Inc. ..................         46,100          2,011
      Community Trust Bancorp, Inc. + ............         30,400            937
      Cullen/Frost Bankers, Inc. + ...............        180,624          9,526
      CVB Financial Corp. + ......................         56,047            634
      F.N.B. Corp. + .............................        255,900          2,899
      First Commonwealth Financial Corp. + .......         57,800            659
      First Horizon National Corp. + .............        724,000          6,806
      First Midwest Bancorp, Inc. + ..............        157,700          3,238
      First Niagara Financial Group, Inc. ........        411,300          5,754
      FirstMerit Corp. ...........................        347,220          6,833
      Flushing Financial Corp. ...................        107,240          1,891
      Frontier Financial Corp. + .................         32,700            378
      Fulton Financial Corp. + ...................        641,550          6,762
      Hancock Holding Co. + ......................         37,130          1,667
      Harleysville National Corp. + ..............         18,677            268
      Home Federal Bancorp Inc. ..................        201,700          2,078
      IBERIABANK Corp. + .........................         53,700          2,764
      International Bancshares Corp. + ...........        359,850          8,852
      Intervest Bancshares Corp. .................         72,300            560
      MB Financial, Inc. + .......................         43,100          1,066
      National City Corp. + ......................        204,700            968
      National Penn Bancshares, Inc. + ...........        357,625          4,803
      NBT Bancorp, Inc. + ........................        136,506          3,384
      NewAlliance Bancshares, Inc. + .............        461,500          5,990
      Old National Bancorp + .....................        215,020          3,264
      Pacific Capital Bancorp NA + ...............        409,190          5,348
      Park National Corp. + ......................         59,800          3,745
      Popular, Inc. + ............................        314,300          2,159
      Prosperity Bancshares, Inc. + ..............        124,500          3,996
      Provident Financial Services, Inc. .........        238,700          3,483
      S&T Bancorp, Inc. + ........................         31,564          1,059
      Southwest Bancorp, Inc. ....................        102,920          1,435
      Sterling Bancshares, Inc. ..................        610,650          5,936
      Susquehanna Bancshares, Inc. + .............        311,700          4,464

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      SVB Financial Group ## .....................         11,000   $        633
      TCF Financial Corp. + ......................         69,600            887
      Trustmark Corp. + ..........................        280,760          5,071
      Umpqua Holdings Corp. + ....................         56,700            770
      United Bankshares, Inc. + ..................        207,471          5,226
      Washington Federal, Inc. + .................        615,354         11,446
      Washington Trust Bancorp, Inc. .............         38,760            926
      Webster Financial Corp. + ..................        483,500          9,602
      WesBanco, Inc. + ...........................        113,300          2,582
      Whitney Holding Corp. + ....................        449,005          9,232
      Wilmington Trust Corp. + ...................        161,400          3,804
      Wintrust Financial Corp. + .................         32,000            661
      Zions Bancorporation + .....................         97,300          2,848
                                                                    ------------
                                                                         210,218
                                                                    ------------
   DIVERSIFIED FINANCIALS - 2.64%
      Apollo Investment Corp. + ..................        362,850          5,780
      Ares Capital Corp. + .......................        377,000          4,309
      Cash America International, Inc. ...........        104,338          4,399
      Credit Acceptance Corp. ## + ...............         73,400          1,216
      Ezcorp, Inc. ## ............................        366,350          6,587
      Financial Federal Corp. + ..................        279,200          6,436
      First Cash Financial Services, Inc. ## + ...        227,650          4,341
      Investment Technology Group, Inc. ## .......        216,600          6,442
      Jefferies Group, Inc. + ....................        224,200          4,258
      KKR Financial Holdings LLC + ...............        156,020          1,602
      Knight Capital Group, Inc. ## ..............        216,700          3,552
      Nelnet, Inc. + .............................        105,700          1,139
      Piper Jaffray Co. ## + .....................        153,433          5,447
      Raymond James Financial, Inc. + ............         58,200          1,682
      World Acceptance Corp. ## + ................        235,350          7,710
                                                                    ------------
                                                                          64,900
                                                                    ------------
   INSURANCE - 9.72%
      Allied World Assurance Co. Holdings Ltd. ...         30,700          1,277
      American Equity Investment Life Holding
         Co. + ...................................        240,700          2,104
      American Financial Group, Inc. .............        223,700          6,481
      American National Insurance Co. ............         11,600          1,096
      AmTrust Financial Services, Inc. ...........         47,800            696
      Argo Group International Holdings Ltd. ## ..        129,157          4,397
      Aspen Insurance Holdings Ltd. ..............        508,110         12,901
      Assured Guaranty Ltd. + ....................        284,850          3,264
      CNA Surety Corp. ## ........................        186,100          2,417
      Conseco, Inc. ## ...........................        692,199          5,801
      Delphi Financial Group, Inc. ...............        372,050          9,283
      Employers Holdings, Inc. ...................        455,600          8,119
      Endurance Specialty Holdings Ltd. ..........         48,100          1,472
      FBL Financial Group, Inc. ..................         82,508          1,720

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Fidelity National Financial, Inc. + ...........        229,900   $      3,071
   First American Corp. ..........................        115,400          2,908
   Hanover Insurance Group, Inc. .................        502,190         21,554
   Harleysville Group, Inc. + ....................        127,704          4,550
   HCC Insurance Holdings, Inc. ..................        263,470          5,968
   Horace Mann Educators Corp. ...................        348,450          4,830
   Infinity Property and Casualty Corp. + ........         69,398          3,092
   IPC Holdings Ltd. .............................         42,700          1,371
   Max Capital Group Ltd. ........................         44,700          1,049
   Mercury General Corp. + .......................        231,400         11,688
   Montpelier Re Holdings Ltd. + .................         77,400          1,215
   National Western Life Insurance Co. ...........          2,400            568
   Navigators Group, Inc. ##......................        162,350          7,721
   Odyssey Re Holdings Corp. + ...................        295,300         11,537
   Old Republic International Corp. ..............        133,600          1,403
   OneBeacon Insurance Group Ltd. ................         21,200            384
   Philadelphia Consolidated Holding Co. ##.......        176,150         10,296
   Phoenix Cos., Inc. + ..........................        365,400          3,555
   Platinum Underwriters Holdings Ltd. ...........         18,400            664
   PMA Capital Corp. ##+ .........................        224,300          2,245
   Presidential Life Corp. .......................        124,800          2,002
   ProAssurance Corp. ##..........................         25,500          1,248
   Protective Life Corp. .........................        305,580         10,989
   Reinsurance Group of America, Inc. + ..........        253,300         12,589
   RLI Corp. + ...................................         46,400          2,534
   Safety Insurance Group, Inc. ..................         68,500          2,909
   Selective Insurance Group, Inc. ...............        199,200          4,303
   StanCorp Financial Group, Inc. ................        358,000         17,682
   State Auto Financial Corp. + ..................        117,400          3,394
   Stewart Information Services Corp. + ..........        329,200          5,748
   Tower Group, Inc. + ...........................         19,200            437
   United America Indemnity Ltd. ##+ .............        604,497          7,877
   United Fire & Casualty, Co. ...................         81,700          2,220
   Unitrin, Inc. .................................        103,300          2,850
   Zenith National Insurance Corp. ...............         38,500          1,325
                                                                    ------------
                                                                         238,804
                                                                    ------------
REAL ESTATE - 2.98%
   Acadia Realty Trust ##.........................         30,810            699
   Alexandria Real Estate Equities, Inc. .........         19,570          2,021
   BioMed Realty Trust, Inc. .....................        136,490          3,521
   California Coastal Communities, Inc. ##+ ......        144,200            441
   CapLease, Inc. + ..............................        912,900          7,139
   Care Investment Trust, Inc. + .................         97,850          1,052
   Cohen & Steers, Inc. + ........................         73,190          1,831
   Corrections Corp. of America ##................         86,460          2,424
   DiamondRock Hospitality Co. ...................        502,200          4,630
   Education Realty Trust, Inc. ..................        155,490          1,742

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Entertainment Properties Trust + ..............         73,200   $      3,927
   Health Care Real Estate Investment Trust,
      Inc. .......................................         52,520          2,619
   Jones Lang LaSalle, Inc. ......................         12,500            596
   LaSalle Hotel Properties + ....................        249,290          5,661
   Lexington Realty Trust + ......................        574,750          8,276
   MI Developments, Inc. .........................        425,100          8,383
   Mission West Properties, Inc. + ...............        136,080          1,347
   Redwood Trust, Inc. + .........................        234,460          5,118
   Sunstone Hotel Investors, Inc. + ..............        334,850          4,333
   U-Store-It Trust + ............................        643,000          7,491
                                                                    ------------
                                                                          73,251
                                                                    ------------
TOTAL FINANCIALS .................................                       587,173
                                                                    ------------
HEALTH CARE - 5.94%
BIOTECHNOLOGY - 0.29%
   Charles River Laboratories International,
      Inc. ##.....................................         48,330          3,212
   Invitrogen Corp. ##............................         43,220          1,917
   Viropharma, Inc. ##+ ..........................        160,700          1,978
                                                                    ------------
                                                                           7,107
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.30%
   Hillenbrand, Inc. .............................         37,220            862
   Hill-Rom Holdings, Inc. + .....................         37,910          1,065
   Invacare Corp. + ..............................        119,700          2,816
   Kensey Nash Corp. ##+ .........................         76,210          2,647
                                                                    ------------
                                                                           7,390
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES - 3.79%
   Air Methods Corp. ##+ .........................        107,030          3,069
   Amedisys, Inc. ##+ ............................         68,570          4,397
   AMERIGROUP Corp. ##............................        380,050          9,653
   Apria Healthcare Group, Inc. ##................        111,900          2,150
   Healthspring, Inc. ##..........................        719,510         13,995
   LifePoint Hospitals, Inc. ##+ .................        428,900         12,279
   Lincare Holdings, Inc. ##......................        258,300          8,322
   Magellan Health Services, Inc. ##..............        127,450          5,321
   MAXIMUS, Inc. .................................        496,875         18,439
   MDS, Inc. ##...................................         75,100          1,052
   Odyssey HealthCare, Inc. ##....................        236,640          2,229
   Pediatrix Medical Group, Inc. ##...............         86,740          4,220
   Res-Care, Inc. ##..............................        443,240          8,138
                                                                    ------------
                                                                          93,264
                                                                    ------------
PHARMACEUTICALS - 1.56%
   Endo Pharmaceuticals Holdings, Inc. ##.........         18,200            421
   King Pharmaceuticals, Inc. ##..................        769,600          8,858
   KV Pharmaceutical Co. ##+ .....................        176,500          3,617

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Medicines Co. ##...............................        133,010   $      2,954
   Medicis Pharmaceutical Corp. + ................        125,580          2,306
   NBTY, Inc. ##..................................        401,150         13,836
   Sciele Pharma, Inc. + .........................        313,050          5,838
   Sepracor, Inc. ##..............................         22,100            386
                                                                    ------------
                                                                          38,216
                                                                    ------------
   TOTAL HEALTH CARE ................................                    145,977
                                                                    ------------
INDUSTRIALS - 18.62%
AEROSPACE & DEFENSE - 1.25%
   Alliant Techsystems, Inc. ##+ .................          9,410            931
   BE Aerospace, Inc. ##..........................        169,690          4,358
   Ceradyne, Inc. ##..............................         22,570          1,046
   Curtiss-Wright Corp. ..........................        190,690         10,038
   Esterline Technologies Corp. ##................         57,560          2,808
   Moog, Inc. ##..................................         92,710          4,121
   Triumph Group, Inc. + .........................        140,140          7,422
                                                                    ------------
                                                                          30,724
                                                                    ------------
BUILDING PRODUCTS - 1.70%
   Apogee Enterprises, Inc. + ....................        288,750          4,990
   Armstrong World Industries, Inc. ..............        120,200          4,052
   Crane Co. .....................................        264,550          9,391
   Drew Industries, Inc. ##+ .....................        129,090          1,911
   Insituform Technologies, Inc. ##+ .............        362,700          6,271
   Lennox International, Inc. ....................        270,700          9,664
   NCI Building Systems, Inc. ##+ ................         83,300          3,120
   Universal Forest Products, Inc. + .............         87,292          2,357
                                                                    ------------
                                                                          41,756
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES - 6.42%
   American Ecology Corp. + ......................         45,260          1,426
   Bowne & Co., Inc. + ...........................        117,400          1,518
   Brink's Co. ...................................         58,120          4,008
   Casella Waste Systems, Inc. ##.................        248,730          3,214
   Clean Harbors, Inc. ##+ .......................        108,870          8,496
   Consolidated Graphics, Inc. ##+ ...............        121,750          4,079
   Convergys Corp. ##.............................        148,200          1,882
   Con-way, Inc. .................................        190,800          9,647
   Corinthian Colleges, Inc. ##+ .................        144,900          2,282
   Dollar Financial Corp. ##+ ....................         19,200            371
   Ennis, Inc. ...................................        108,700          1,679
   G&K Services, Inc. ............................         41,020          1,396
   Headwaters, Inc. ##+ ..........................        201,200          2,638
   Heidrick & Struggles International, Inc. + ....        107,300          3,043
   Herman Miller, Inc. + .........................        238,500          6,234
   Hewitt Associates, Inc. ##.....................         50,200          1,850
   Hudson Highland Group, Inc. ##.................        510,500          4,549

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Kelly Services, Inc. + ........................        482,700   $      8,887
   Kforce, Inc. ##................................        182,500          1,803
   Korn/Ferry International ##....................      1,233,100         21,579
   McGrath Rentcorp ..............................        116,338          3,348
   Mobile Mini, Inc. ##+ .........................        160,750          3,212
   PHH Corp. ##+ .................................        309,000          4,786
   Pre-Paid Legal Services, Inc. ##+ .............         54,670          2,297
   Providence Service Corp. ##+ ..................        129,980          1,417
   Sotheby's + ...................................        479,900         13,313
   Spherion Corp. ##..............................      1,097,100          5,365
   TAL International Group, Inc. .................         33,900            858
   Tetra Tech, Inc. ##............................        137,990          3,965
   TrueBlue, Inc. ##..............................        186,100          2,810
   United Stationers, Inc. ##.....................         14,900            571
   Valassis Communications, Inc. ##...............      2,038,800         17,982
   Waste Connections, Inc. ##.....................        196,870          7,164
                                                                    ------------
                                                                         157,669
                                                                    ------------
CONSTRUCTION & ENGINEERING - 0.83%
   EMCOR Group, Inc. ##...........................        287,300          8,653
   Granite Construction, Inc. + ..................        202,210          6,396
   Perini Corp. ##+ ..............................        199,550          5,460
                                                                    ------------
                                                                          20,509
                                                                    ------------
DIVERSIFIED MANUFACTURING - 0.79%
   Acuity Brands, Inc. + .........................         60,894          2,488
   Andersons, Inc. + .............................         58,800          2,672
   Barnes Group, Inc. + ..........................        145,000          3,276
   Kennametal, Inc. ..............................        367,200         10,928
                                                                    ------------
                                                                          19,364
                                                                    ------------
ELECTRICAL EQUIPMENT - 1.72%
   A.O. Smith Corp. + ............................        119,900          4,760
   Anixter International, Inc. ##+ ...............        169,459         11,529
   Hubbell, Inc. .................................         48,700          2,053
   Regal-Beloit Corp. + ..........................        532,650         22,238
   Superior Essex, Inc. ##........................         39,200          1,765
                                                                    ------------
                                                                          42,345
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.58%
   Diebold, Inc. .................................        322,200         11,915
   PerkinElmer, Inc. .............................         76,640          2,230
                                                                    ------------
                                                                          14,145
                                                                    ------------
ENGINEERING/R&D SERVICES - 0.12%
   URS Corp. ##...................................         69,900          2,930
                                                                    ------------
FREIGHT TRANSPORTATION - 0.24%
   Pacer International, Inc. .....................        166,200          3,946
   TBS International Ltd. ##+ ....................         53,300          1,947
                                                                    ------------
                                                                           5,893
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
INDUSTRIAL CONGLOMERATES - 0.22%
   Carlisle Cos., Inc. + .........................        180,250   $      5,514
                                                                    ------------
MACHINERY - 3.07%
   Actuant Corp. + ...............................         38,000          1,158
   Applied Industrial Technologies, Inc. .........        430,250         11,496
   Brady Corp. ...................................        172,750          6,335
   Flowserve Corp. ...............................         30,200          4,027
   Gardner Denver, Inc. ##........................         67,200          3,064
   Harsco Corp. ..................................        104,700          5,664
   Kaydon Corp. + ................................        240,200         11,390
   Miller Industries, Inc. ##.....................        231,100          1,987
   Mueller Industries, Inc. ......................        204,010          5,237
   NACCO Industries, Inc. ........................         15,690          1,585
   Reliance Steel & Aluminum Co. + ...............         20,000          1,263
   Timken Co. ....................................        542,100         17,900
   Watts Water Technologies, Inc. + ..............        146,700          4,334
                                                                    ------------
                                                                          75,440
                                                                    ------------
MARINE - 0.51%
   Genco Shipping & Trading Ltd. + ...............         77,900          5,311
   Hornbeck Offshore Services, Inc. ##+ ..........         42,700          1,903
   Overseas Shipholding Group, Inc. ..............         68,300          5,379
                                                                    ------------
                                                                          12,593
                                                                    ------------
RENTAL AUTO/EQUIPMENT - 0.14%
   United Rentals, Inc. ##+ ......................        215,826          3,492
                                                                    ------------
ROAD & RAIL - 0.95%
   Arkansas Best Corp. + .........................         81,900          3,042
   Celadon Group, Inc. ##.........................        450,650          5,962
   GATX Corp. ....................................        110,600          5,029
   Heartland Express, Inc. + .....................        426,860          7,274
   Landstar System, Inc. .........................         19,700            996
   Werner Enterprises, Inc. + ....................         23,300            555
   YRC Worldwide, Inc. ##+ .......................         30,000            507
                                                                    ------------
                                                                          23,365
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 0.08%
   MSC Industrial Direct Co., Inc. + .............         39,270          1,873
                                                                    ------------
   TOTAL INDUSTRIALS ................................                    457,612
                                                                    ------------
INFORMATION TECHNOLOGY - 12.26%
COMMUNICATIONS EQUIPMENT - 0.61%
   ADC Telecommunications, Inc. ##................         58,700            555
   Avocent Corp. ##...............................        152,500          3,626
   Comtech Telecommunications Corp. ##............         99,080          4,868
   Sonus Networks, Inc. ##+ ......................        311,630          1,131

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Sycamore Networks, Inc. ##.....................      1,348,200   $      4,692
                                                                    ------------
                                                                          14,872
                                                                    ------------
COMPUTERS & PERIPHERALS - 1.31%
   Cray, Inc. ##+ ................................        318,630          1,612
   Electronics for Imaging, Inc. ##...............        251,370          3,522
   Imation Corp. .................................        188,300          3,589
   Ingram Micro, Inc. ##..........................      1,104,000         20,347
   Mercury Computer Systems, Inc. ##+ ............        420,300          3,211
                                                                    ------------
                                                                          32,281
                                                                    ------------
ELECTRONIC COMPONENTS - 0.60%
   Plexus Corp. ##+ ..............................        479,100         13,654
   Thomas & Betts Corp. ##........................         26,090          1,080
                                                                    ------------
                                                                          14,734
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.72%
   Arrow Electronics, Inc. ##.....................         30,600            986
   Benchmark Electronics, Inc. ##.................        772,950         11,316
   Coherent, Inc. ##..............................         10,700            369
   IKON Office Solutions, Inc. + .................        845,500         12,091
   Littelfuse, Inc. ##............................        345,000         11,026
   Methode Electronics, Inc. .....................        674,800          7,551
   MTS Systems Corp. + ...........................         82,390          3,451
   OSI Systems, Inc. ##...........................         51,710          1,090
   Scansource, Inc. ##+ ..........................          3,782            116
   TTM Technologies, Inc. ##......................         61,350            690
   Vishay Intertechnology, Inc. ##................      2,030,400         18,213
                                                                    ------------
                                                                          66,899
                                                                    ------------
INTERNET SOFTWARE & SERVICES - 0.48%
   CMGI, Inc. ##..................................         94,300          1,154
   DealerTrack Holdings, Inc. ##+ ................         58,700            915
   Interwoven, Inc. ##............................        170,530          2,401
   Netgear, Inc. ##...............................        192,865          2,922
   NIC, Inc. + ...................................        166,470          1,215
   United Online, Inc. + .........................        286,380          3,110
                                                                    ------------
                                                                          11,717
                                                                    ------------
IT CONSULTING & SERVICES - 1.64%
   CACI International, Inc. ##....................        130,000          5,845
   First Advantage Corp. ##+ .....................         76,200          1,155
   ManTech International Corp. ##.................        113,100          6,316
   MPS Group, Inc. ##.............................        447,900          5,160
   Ness Technologies, Inc. ##.....................        237,400          2,937
   Patni Computer Systems Ltd., ADR + ............        241,300          2,497
   Phase Forward, Inc. ##.........................         68,420          1,259
   SRA International, Inc. ##.....................        215,040          4,720
   SYNNEX Corp. ##+ ..............................        156,300          3,651
   Tech Data Corp. ##.............................        185,100          6,454

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Unisys Corp. ## ............................         83,100   $        307
                                                                    ------------
                                                                          40,301
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 2.34%
      Advanced Energy Industries, Inc. ## ........         26,116            361
      Amkor Technology, Inc. ## + ................        593,300          5,197
      Applied Micro Circuits Corp. ## ............         77,700            603
      Brooks Automation, Inc. ## + ...............      1,134,100          8,857
      Cirrus Logic, Inc. ## ......................        154,280            876
      Cymer, Inc. ## + ...........................        145,840          3,863
      Entegris, Inc. ## ..........................        571,000          3,615
      FEI Co. ## + ...............................        122,870          3,103
      Formfactor, Inc. ## + ......................         55,220            961
      MKS Instruments, Inc. ## ...................        405,620          8,356
      Novellus Systems, Inc. ## ..................        101,100          2,059
      ON Semiconductor Corp. ## + ................      1,301,900         12,225
      Rudolph Technologies, Inc. ## ..............        146,400          1,278
      Sigma Designs, Inc. ## + ...................         15,500            272
      Teradyne, Inc. ## ..........................        336,420          3,152
      Ultra Clean Holdings ## ....................        163,100          1,068
      Varian Semiconductor Equipment
         Associates, Inc. ## .....................         40,100          1,172
      Zoran Corp. ## .............................         64,500            533
                                                                    ------------
                                                                          57,551
                                                                    ------------
   SOFTWARE - 2.56%
      American Reprographics Co. ## ..............         57,000            912
      Aspen Technology, Inc. ## ..................        295,300          3,927
      EPIQ Systems, Inc. ## + ....................        182,016          2,126
      JDA Software Group, Inc. ## ................        340,700          5,816
      Lawson Software, Inc. ## + .................        465,300          3,774
      Manhattan Associates, Inc. ## + ............        236,500          5,804
      Mentor Graphics Corp. ## ...................      1,289,500         17,898
      Novell, Inc. ## ............................        714,000          3,977
      Omnicell, Inc. ## + ........................        159,210          2,587
      Parametric Technology Corp. ## .............        242,380          4,695
      RealNetworks, Inc. ## ......................        399,400          2,744
      Sybase, Inc. ## ............................        258,050          8,673
                                                                    ------------
                                                                          62,933
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                       301,288
                                                                    ------------
MATERIALS - 4.23%
   CHEMICALS - 2.11%
      Ashland, Inc. ..............................         99,500          4,156
      Cytec Industries, Inc. .....................         10,500            568
      H.B. Fuller Co. + ..........................        192,700          4,817
      Hercules, Inc. .............................        528,500         10,596
      Olin Corp. .................................        230,600          6,858

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      OM Group, Inc. ## + ........................         73,200   $      2,460
      PolyOne Corp. ## ...........................      2,097,900         15,734
      RPM International, Inc. ....................        291,300          5,972
      Tronox, Inc. + .............................        397,900            555
                                                                    ------------
                                                                          51,716
                                                                    ------------
   CONSTRUCTION MATERIALS - 0.03%
      Eagle Materials, Inc. + ....................         25,300            628
                                                                    ------------
   CONTAINERS & PACKAGING - 0.60%
      Packaging Corp. of America .................        239,970          6,124
      Rock-Tenn Co. ..............................         28,900          1,027
      Sonoco Products Co. ........................         32,300          1,054
      Temple-Inland, Inc. + ......................        403,950          6,564
                                                                    ------------
                                                                          14,769
                                                                    ------------
   METALS & MINING - 1.23%
      A.M. Castle & Co. ..........................         11,300            229
      AMCOL International Corp. + ................         87,650          2,798
      Carpenter Technology Corp. .................         57,300          2,217
      Century Aluminum Co. ## + ..................         99,100          5,889
      Coeur d'Alene Mines Corp. ## + .............      1,239,400          3,582
      Commercial Metals Co. ......................         45,700          1,364
      Foundation Coal Holdings, Inc. .............         80,000          4,752
      Gibraltar Industries, Inc. .................         57,800            914
      GrafTech Int'l Ltd. ## .....................        304,400          7,138
      USEC, Inc. ## + ............................         41,700            218
      Worthington Industries, Inc. ...............         66,600          1,181
                                                                    ------------
                                                                          30,282
                                                                    ------------
   PAPER & FOREST PRODUCTS - 0.26%
      Glatfelter .................................        147,490          2,156
      Louisiana-Pacific Corp. + ..................        197,270          1,669
      Neenah Paper, Inc. + .......................         73,850          1,380
      Wausau Paper Corp. + .......................        140,870          1,248
                                                                    ------------
                                                                           6,453
                                                                    ------------
   TOTAL MATERIALS ...............................                       103,848
                                                                    ------------
TELECOMMUNICATION SERVICES - 0.52%
   DIVERSIFIED TELECOMMUNICATION - 0.52%
      Cincinnati Bell, Inc. ## ...................      2,004,100          7,816
      Harris Stratex Networks, Inc. ## + .........        140,640          1,034
      NeuStar, Inc. ## ...........................        193,140          4,052
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                        12,902
                                                                    ------------
UTILITIES - 6.07%
   ELECTRIC UTILITIES - 4.24%
      ALLETE, Inc. + .............................         52,500          2,234
      Avista Corp. ...............................        117,900          2,667

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Black Hills Corp. + ........................        259,150   $      8,363
      CH Energy Group, Inc. + ....................         53,600          1,943
      El Paso Electric Co. ## ....................        122,030          2,521
      Great Plains Energy, Inc. + ................        792,600         20,021
      Hawaiian Electric Industries, Inc. + .......        159,250          3,940
      Idacorp, Inc. + ............................        321,760          9,592
      OGE Energy Corp. ...........................        388,300         12,705
      Pike Electric Corp. ## .....................         72,110          1,284
      Pinnacle West Capital Corp. ................        226,400          7,600
      Portland General Electric Co. ..............        816,700         19,184
      Sierra Pacific Resources ...................        239,700          2,718
      Westar Energy, Inc. + ......................        423,000          9,340
                                                                    ------------
                                                                         104,112
                                                                    ------------
   GAS UTILITIES - 1.83%
      AGL Resources, Inc. ........................        385,940         13,338
      Atmos Energy Corp. .........................        751,980         19,905
      Nicor, Inc. + ..............................         95,560          3,805
      Southwest Gas Corp. ........................         56,100          1,621
      UGI Corp. ..................................         78,660          2,129
      WGL Holdings, Inc. + .......................        121,500          4,195
                                                                    ------------
                                                                          44,993
                                                                    ------------
   TOTAL UTILITIES ...............................                       149,105
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                     2,324,323
                                                                    ------------
SHORT TERM INVESTMENTS - 5.08%
      American Beacon Money Market Select
         Fund ++ .................................    116,981,383        116,981

                                                          PAR
                                                        AMOUNT
                                                     ------------
      U.S. Treasury Bill,
         1.94%, Due 9/11/2008 ....................   $      7,836          7,819
                                                                    ------------
   TOTAL SHORT TERM INVESTMENTS ..................                       124,800
                                                                    ------------

                                                        SHARES
                                                     ------------
SECURITIES LENDING COLLATERAL - 24.25%
      American Beacon Cash Plus Trust ++ .........    461,922,694        461,923
      American Beacon Money Market Select Fund ++     134,067,004        134,067
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                       595,990
                                                                    ------------
TOTAL INVESTMENTS 123.91% - (Cost $3,185,426) ....                     3,045,113
LIABILITIES, NET OF OTHER ASSETS - (23.91%) ......                      (587,612)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $  2,457,501
                                                                    ============

Percentages are stated as a percent of net assets.

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++   The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                              UNREALIZED
                        NUMBER OF   EXPIRATION    MARKET     APPRECIATION/
                        CONTRACTS      DATE        VALUE    (DEPRECIATION)
                        ---------   ----------   --------   --------------
Emini Mini Russell ..     1,739      Sep 2008    $124,425       $1,636
                                                 ========       ======

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 99.09%
CONSUMER DISCRETIONARY - 14.52%
   AUTO COMPONENTS - 0.67%
      ATC Technology Corp. ## + ..................          2,271   $         57
                                                                    ------------
   HOTELS, RESTAURANTS & LEISURE - 2.01%
      Bob Evans Farms, Inc. + ....................          1,945             56
      Einstein Noah Restaurant Group, Inc. ## ....          2,345             27
      Jack in the Box, Inc. ## + .................          2,492             54
      Papa John's International, Inc. ## + .......          1,253             35
                                                                    ------------
                                                                             172
                                                                    ------------
   HOUSEHOLD DURABLES - 1.50%
      Tupperware Corp. + .........................          3,279            128
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.92%
      Insight Enterprises, Inc. ## ...............          3,679             47
      PC Mall, Inc. ## + .........................          3,515             31
                                                                    ------------
                                                                              78
                                                                    ------------
   LEISURE EQUIPMENT & PRODUCTS - 0.98%
      Callaway Golf Co. + ........................          2,825             36
      Polaris Industries, Inc. + .................          1,110             47
                                                                    ------------
                                                                              83
                                                                    ------------
   MULTILINE RETAIL - 0.75%
      Fred's, Inc. + .............................          4,983             64
                                                                    ------------
   SPECIALTY RETAIL - 4.08%
      Cache, Inc. ## + ...........................          2,061             29
      Cato Corp. .................................          2,292             41
      Charlotte Russe Holding, Inc. ## ...........          1,904             25
      Collective Brands, Inc. ## + ...............          1,771             23
      Gymboree Corp. ## + ........................          1,347             50
      HOT Topic, Inc. ## .........................          7,512             47
      Jo-Ann Stores, Inc. ## + ...................          2,359             52
      Pacific Sunwear of California ## ...........          3,033             27
      PC Connection, Inc. ## .....................          5,486             39
      Wet Seal, Inc. ## ..........................          3,568             16
                                                                    ------------
                                                                             349
                                                                    ------------
   TEXTILES & APPAREL - 3.61%
      Brown Shoe Company, Inc. + .................          1,400             23
      Movado Group, Inc. + .......................          1,935             42
      New York & Co., Inc. ## ....................          3,707             36
      Perry Ellis International, Inc. ## + .......          3,184             69
      Unifirst Corp. .............................          1,187             53
      Warnaco Group, Inc. ## + ...................          1,032             43

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Wolverine World Wide, Inc. + ...............          1,580   $         42
                                                                    ------------
                                                                             308
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                         1,239
                                                                    ------------
CONSUMER STAPLES - 2.93%
   FOOD & DRUG RETAILING - 2.29%
      Casey's General Stores, Inc. + .............          1,073             26
      Flowers Foods, Inc. ........................          1,132             34
      Longs Drug Stores Corp. + ..................          1,202             56
      Ruddick Corp. + ............................          2,550             79
                                                                    ------------
                                                                             195
                                                                    ------------
   FOOD PRODUCTS - 0.64%
      Fresh Del Monte Produce, Inc. ## + .........            940             20
      Sensient Technologies Corp. + ..............          1,128             35
                                                                    ------------
                                                                              55
                                                                    ------------
   TOTAL CONSUMER STAPLES ........................                           250
                                                                    ------------
ENERGY - 3.91%
   ENERGY EQUIPMENT & SERVICES - 1.10%
      Oil States International, Inc. ## ..........          1,712             94
                                                                    ------------
   OIL & GAS - 2.81%
      Bois d'Arc Energy, Inc. ## .................          1,633             36
      Comstock Resources, Inc. ## + ..............          1,625             99
      Petroquest Energy, Inc. ## + ...............            722             15
      Rosetta Resources, Inc. ## .................            700             16
      Swift Energy Co. ## ........................          1,439             73
                                                                    ------------
                                                                             239
                                                                    ------------
   TOTAL ENERGY ..................................                           333
                                                                    ------------
FINANCIALS - 32.88%
   BANKS - 14.04%
      Abington Bancorp, Inc. .....................          1,287             13
      Arrow Financial Corp. ## ...................            607             14
      Boston Private Financial Holdings, Inc. + ..          2,870             22
      Brookline Bancorp, Inc. + ..................          6,474             63
      Bryn Mawr Bank Corp. ## + ..................          1,228             29
      Cardinal Financial Corp. ## ................          5,992             51
      Columbia Banking System, Inc. + ............          1,700             26
      Community Bank System, Inc. + ..............          2,835             67
      CVB Financial Corp. + ......................          3,800             43
      Dime Community Bancshares, Inc. + ..........          3,463             58
      ESSA Bancorp, Inc. + .......................          3,080             41
      Financial Institutions, Inc. ## + ..........          2,684             50
      First Bancorp/Troy NC + ....................          1,400             22
      First Niagara Financial Group, Inc. + ......          4,201             59

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Lakeland Bancorp, Inc. + ...................          2,563   $         29
      Lakeland Financial Corp. + .................          1,100             23
      National Penn Bancshares, Inc. + ...........          4,670             63
      NewAlliance Bancshares, Inc. ...............          3,130             41
      Pennsylvania Commerce Bancorp, Inc. ## .....            521             13
      SCBT Financial Corp. + .....................          1,570             55
      Shore Bancshares, Inc. ## ..................          1,185             26
      Simmons First National Corp. + .............            900             27
      Sterling Bancshares, Inc. + ................          2,686             26
      SVB Financial Group ## + ...................          1,394             80
      UMB Financial Corp. + ......................            946             52
      United Financial Bancorp, Inc. .............          4,029             48
      Washington Trust Bancorp, Inc. .............            548             13
      Westfield Financial, Inc. ## + .............          2,243             22
      Wilshire Bancorp, Inc. + ...................          8,855            109
      Yadkin Valley Financial Corp. ..............            850             13
                                                                    ------------
                                                                           1,198
                                                                    ------------
   DIVERSIFIED FINANCIALS - 2.67%
      Advanta Corp., Class B Shares + ............          2,650             21
      Cash America International, Inc. + .........          1,179             50
      GAMCO Investors, Inc. + ....................            860             38
      Knight Capital Group, Inc. ## ..............          1,865             31
      Stifel Financial Corp. ## ..................          1,431             60
      World Acceptance Corp. ## + ................            850             28
                                                                    ------------
                                                                             228
                                                                    ------------
   INSURANCE - 5.85%
      American Physicians Capital, Inc. ..........          1,070             53
      Amerisafe, Inc. ## .........................          3,266             59
      AmTrust Financial Services, Inc. + .........          1,700             25
      Aspen Insurance Holdings Ltd. ..............          1,559             40
      Delphi Financial Group, Inc. + .............          1,396             35
      Harleysville Group, Inc. + .................          2,456             87
      Max Capital Group Ltd. + ...................            890             21
      Navigators Group, Inc. ## + ................          1,771             84
      Platinum Underwriters Holdings Ltd. + ......          1,240             45
      SeaBright Insurance Holdings, Inc. ## ......          4,339             50
                                                                    ------------
                                                                             499
                                                                    ------------
   REAL ESTATE - 10.32%
      DiamondRock Hospitality Co. ................          4,873             45
      EastGroup Properties, Inc. + ...............          1,919             89
      Entertainment Properties Trust .............          1,416             76
      Equity Lifestyle Properties, Inc. ..........            277             13
      Extra Space Storage, Inc. + ................          1,384             20
      Home Properties, Inc. + ....................          1,393             77
      LTC Properties, Inc. .......................          1,934             56
      Mid-America Apartment Communities, Inc. ....          1,912            110

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      National Retail Properties, Inc. + .........          4,128   $         87
      Nationwide Health Properties, Inc. .........          1,506             56
      PS Business Parks, Inc. ....................            912             48
      Saul Centers, Inc. + .......................          1,076             52
      Senior Housing Properties Trust + ..........          3,973             84
      Sunstone Hotel Investors, Inc. + ...........          3,039             39
      Tanger Factory Outlet Centers, Inc. + ......            775             29
                                                                    ------------
                                                                             881
                                                                    ------------
   TOTAL FINANCIALS ..............................                         2,806
                                                                    ------------
HEALTH CARE - 4.80%
   BIOTECHNOLOGY - 0.29%
      Albany Molecular Research, Inc. ## .........          1,635             25
                                                                    ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.34%
      Cardiac Science Corp. ## ...................          2,853             26
      STERIS Corp. + .............................          2,609             89
                                                                    ------------
                                                                             115
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.91%
      AMN Healthcare Services, Inc. ## ...........            911             17
      Assisted Living Concepts, Inc. ## ..........          2,983             17
      Centene Corp. ## + .........................          2,384             53
      Cross Country Healthcare, Inc. ## ..........          1,769             28
      Ensign Group, Inc. .........................          2,015             24
      Molina Healthcare, Inc. ## + ...............          1,270             38
      Res-Care, Inc. ## ..........................          3,840             71
                                                                    ------------
                                                                             248
                                                                    ------------
   PHARMACEUTICALS - 0.26%
      Sciele Pharma, Inc. + ......................          1,168             22
                                                                    ------------
   TOTAL HEALTH CARE .............................                           410
                                                                    ------------
INDUSTRIALS - 14.97%
   AEROSPACE & DEFENSE - 0.40%
      Cubic Corp. ................................          1,275             34
                                                                    ------------
   BUILDING PRODUCTS - 1.11%
      Apogee Enterprises, Inc. ...................          1,236             21
      Lennox International, Inc. .................          2,060             74
                                                                    ------------
                                                                              95
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 3.26%
      Bowne & Co., Inc. + ........................          2,493             32
      Consolidated Graphics, Inc. ## + ...........            564             19
      CSG Systems International, Inc. ## + .......            837             15
      Global Cash Access Holdings, Inc. ## .......          9,738             58
      Heidrick & Struggles International,
         Inc. + ..................................            980             28
      Kenexa Corp. ## ............................          1,812             34


                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Kforce, Inc. ## ............................          2,037   $         20
      Korn/Ferry International ## + ..............          2,853             50
      On Assignment, Inc. ## .....................          2,562             22
                                                                    ------------
                                                                             278
                                                                    ------------
   CONSTRUCTION & ENGINEERING - 1.65%
      Comfort Systems USA, Inc. + ................          3,300             44
      EMCOR Group, Inc. ## + .....................          3,229             97
                                                                    ------------
                                                                             141
                                                                    ------------
   DIVERSIFIED MANUFACTURING - 1.55%
      Acuity Brands, Inc. + ......................          1,278             52
      Barnes Group, Inc. + .......................          1,514             34
      Kennametal, Inc. ...........................          1,555             47
                                                                    ------------
                                                                             133
                                                                    ------------
   ELECTRICAL EQUIPMENT - 0.93%
      Belden, Inc. + .............................          1,070             40
      Woodward Governor Co. ## ...................            894             40
                                                                    ------------
                                                                              80
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 0.40%
      Lydall, Inc. ...............................          2,195             34
                                                                    ------------
   MACHINERY - 5.00%
      Actuant Corp. + ............................          2,297             70
      Applied Industrial Technologies, Inc. + ....          2,285             61
      Cascade Corp. + ............................          1,028             45
      CIRCOR International, Inc. + ...............            945             56
      Columbus McKinnon Corp. ## + ...............          1,944             50
      EnPro Industries, Inc. ## + ................          1,411             51
      Robbins & Myers, Inc. ......................          1,007             51
      Thermadyne Holdings Corp. ## + .............          2,454             42
                                                                    ------------
                                                                             426
                                                                    ------------
   ROAD & RAIL - 0.67%
      Old Dominion Freight Line, Inc. ## .........            888             33
      Saia, Inc. ## ..............................          1,382             24
                                                                    ------------
                                                                              57
                                                                    ------------
   TOTAL INDUSTRIALS .............................                         1,278
                                                                    ------------
INFORMATION TECHNOLOGY - 12.75%
   COMMUNICATIONS EQUIPMENT - 0.55%
      Ceva, Inc. ## + ............................          2,079             17
      Emulex Corp. ## + ..........................          2,665             30
                                                                    ------------
                                                                              47
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.72%
      Benchmark Electronics, Inc. ## + ...........          2,355             34
      Checkpoint Systems, Inc. ## ................          2,664             56
      Sanmina-SCI Corp. ## .......................         40,626             72

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Technitrol, Inc. ...........................          2,444   $         34
      TTM Technologies, Inc. ## ..................          3,163             36
                                                                    ------------
                                                                             232
                                                                    ------------
   INTERNET SOFTWARE & SERVICES - 1.65%
      Perficient, Inc. ## + ......................          4,408             44
      S1 Corp. ## ................................          6,999             57
      SonicWALL, Inc. ## .........................          6,737             39
                                                                    ------------
                                                                             140
                                                                    ------------
   IT CONSULTING & SERVICES - 1.99%
      Ciber, Inc. ## .............................          8,089             57
      MPS Group, Inc. ## + .......................          5,844             67
      Sykes Enterprises, Inc. ## .................          2,569             46
                                                                    ------------
                                                                             170
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS - 1.81%
      Photronics, Inc. ## + ......................          5,040             21
      Semtech Corp. ## + .........................          2,103             31
      Skyworks Solutions, Inc. ## + ..............          5,350             51
      TriQuint Semiconductor, Inc. ## ............          9,220             52
                                                                    ------------
                                                                             155
                                                                    ------------
   SOFTWARE - 4.03%
      JDA Software Group, Inc. ## ................          4,419             75
      Manhattan Associates, Inc. ## ..............          1,424             35
      Netscout Systems, Inc. ## ..................          2,104             29
      Quest Software, Inc. ## + ..................          4,493             68
      Sybase, Inc. ## + ..........................          1,658             56
      TIBCO Software, Inc. ## + ..................          9,869             81
                                                                    ------------
                                                                             344
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                         1,088
                                                                    ------------
MATERIALS - 6.61%
   CHEMICALS - 2.15%
      H.B. Fuller Co. + ..........................          2,845             71
      Innospec, Inc. ## ..........................          2,478             44
      Rockwood Holdings, Inc. ## .................          1,791             68
                                                                    ------------
                                                                             183
                                                                    ------------
   CONTAINERS & PACKAGING - 1.66%
      AptarGroup, Inc. ...........................          1,990             77
      Greif, Inc. ................................          1,066             65
                                                                    ------------
                                                                             142
                                                                    ------------
   METALS & MINING - 2.41%
      Compass Minerals International, Inc. .......          1,344            102
      GrafTech Int'l Ltd. ## .....................          3,418             80
      Worthington Industries, Inc. + .............          1,340             24
                                                                    ------------
                                                                             206
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON SMALL CAP VALUE OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   PAPER & FOREST PRODUCTS - 0.39%
      Buckeye Technologies, Inc. ## ..............          3,414   $         33
                                                                    ------------
   TOTAL MATERIALS ...............................                           564
                                                                    ------------
TELECOMMUNICATION SERVICES - 1.90%
   DIVERSIFIED TELECOMMUNICATION - 1.37%
      Premiere Global Services, Inc. ## + ........          5,328             80
      Syniverse Holdings, Inc. ## ................          2,260             37
                                                                    ------------
                                                                             117
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES - 0.53%
      Centennial Communications Corp. ## .........          5,568             45
                                                                    ------------
   TOTAL TELECOMMUNICATION SERVICES ..............                           162
                                                                    ------------
UTILITIES - 3.82%
   ELECTRIC UTILITIES - 1.74%
      Black Hills Corp. ..........................          2,219             72
      El Paso Electric Co. ## + ..................          3,730             77
                                                                    ------------
                                                                             149
                                                                    ------------
   GAS UTILITIES - 2.08%
      Atmos Energy Corp. .........................          1,411             37
      Southwest Gas Corp. ........................          1,954             57
      WGL Holdings, Inc. + .......................          2,414             83
                                                                    ------------
                                                                             177
                                                                    ------------
   TOTAL UTILITIES ...............................                           326
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                         8,456
                                                                    ------------
SHORT TERM INVESTMENTS - 1.13%
      American Beacon Money Market Select
         Fund ++ .................................         96,585             97
                                                                    ------------
SECURITIES LENDING
COLLATERAL - 25.50%
      American Beacon Cash Plus Trust ++ .........      1,686,470          1,686
      American Beacon Money Market Select
         Fund ++ .................................        489,476            490
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                         2,176
                                                                    ------------
TOTAL INVESTMENTS 125.72% - (Cost $11,191) .......                        10,729
LIABILITIES, NET OF OTHER ASSETS - (25.72%) ......                        (2,195)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $      8,534
                                                                    ============

   Percentages are stated as a percent of net assets.

## Non-income producing security.

 + All or a portion of this security is on loan at July 31, 2008.

++ The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
AUSTRALIA - 0.85%
COMMON STOCKS - 0.85%
   Insurance Australia Group Ltd. ...................     2,883,361   $   10,507
   National Australia Bank Ltd. + ...................       342,730        7,805
                                                                      ----------
TOTAL AUSTRALIA .....................................                     18,312
                                                                      ----------
AUSTRIA - 0.20%
COMMON STOCKS - 0.20%
   Telekom Austria AG ...............................       214,770        4,404
                                                                      ----------
BELGIUM - 0.76%
COMMON STOCKS - 0.76%
   Delhaize Group ...................................       181,570        9,973
   Fortis + .........................................       459,700        6,467
                                                                      ----------
TOTAL BELGIUM .......................................                     16,440
                                                                      ----------
CANADA - 1.93%
COMMON STOCKS - 1.93%
   Husky Energy, Inc. + .............................       138,160        6,118
   Jean Coutu Group PJC, Inc. .......................       371,200        2,900
   Manulife Financial Corp. + .......................       245,792        9,054
   Precision Drilling Trust .........................       282,880        6,332
   TELUS Corp. ......................................       476,893       17,278
                                                                      ----------
TOTAL CANADA ........................................                     41,682
                                                                      ----------
DENMARK - 0.35%
COMMON STOCKS - 0.35%
   Vestas Wind Systems A/S ## .......................        57,126        7,510
                                                                      ----------
FINLAND - 1.83%
COMMON STOCKS - 1.83%
   Nokia Oyj ........................................       502,375       13,732
   Stora Enso Oyj ...................................       213,542        1,927
   Stora Enso Oyj, A Shares .........................        68,102          614
   Stora Enso Oyj, R Shares .........................       232,400        2,097
   UPM-Kymmene Oyj ..................................     1,335,401       21,111
                                                                      ----------
TOTAL FINLAND .......................................                     39,481
                                                                      ----------
FRANCE - 13.15%
COMMON STOCKS - 13.15%
   Accor S.A. .......................................        53,510        3,566
   AXA S.A. .........................................       913,738       26,988
   BNP Paribas ......................................       191,141       18,979
   Compagnie Generale des Etablissements
      Michelin ......................................        95,590        6,271
   Credit Agricole S.A. .............................       512,533       10,982
   EDF ..............................................       149,208       12,937
   France Telecom S.A. ..............................     1,260,849       40,034
   GDF Suez + .......................................       212,500       13,280

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Groupe Danone ....................................        93,600   $    6,924
   L'Air Liquide S.A. ## ............................        51,055        6,698
   Sanofi-Aventis S.A. ..............................       664,320       46,622
   Technip S.A. .....................................       300,963       25,482
   Thomson ..........................................       361,550        1,580
   Total S.A. .......................................       597,776       45,831
   VINCI S.A. .......................................       308,839       17,446
                                                                      ----------
TOTAL FRANCE ........................................                    283,620
                                                                      ----------
GERMANY - 10.17%
COMMON STOCKS - 9.60%
   adidas AG ........................................       118,700        7,289
   Allianz SE .......................................        37,902        6,428
   Bayer AG .........................................        99,287        8,581
   Bayerische Motoren Werke AG ......................       247,420       11,107
   Celesio AG .......................................       260,090        8,510
   Daimler AG .......................................        65,900        3,824
   Deutsche Post AG .................................     1,358,824       31,916
   E.ON AG ..........................................       240,498       45,889
   Infineon Technologies AG ## ......................       684,640        5,175
   Merck KGAA .......................................        60,560        7,321
   Muenchener
      Rueckversicherungs-Gesellschaft AG ............        47,997        7,994
   SAP AG ...........................................       149,300        8,642
   Siemens AG .......................................       442,537       54,288
                                                                      ----------
TOTAL COMMON STOCKS .................................                    206,964
                                                                      ----------
PREFERRED STOCKS - 0.57%
   Henkel AG & Co. KGaA .............................       309,010       12,302
                                                                      ----------
TOTAL GERMANY .......................................                    219,266
                                                                      ----------
GREECE - 1.10%
COMMON STOCKS - 1.10%
   National Bank of Greece S.A. .....................        86,944        4,143
   OPAP S.A. ........................................       249,728        8,956
   Public Power Corp. S.A. ..........................       343,640       10,645
                                                                      ----------
TOTAL GREECE ........................................                     23,744
                                                                      ----------
HONG KONG/CHINA - 1.40%
COMMON STOCKS - 1.40%
   Cheung Kong Holdings Ltd. ........................       501,500        7,052
   Hutchison Whampoa Ltd. ...........................       199,000        1,868
   Swire Pacific Ltd. ...............................       957,100       10,186
   Yue Yuen Industrial Holdings Ltd. ................     4,265,167       11,026
                                                                      ----------
TOTAL HONG KONG/CHINA ...............................                     30,132
                                                                      ----------

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
IRELAND - 1.45%
COMMON STOCKS - 1.45%
   Allied Irish Banks plc ...........................       692,056   $    8,488
   C&C Group plc ....................................       673,377        3,168
   CRH plc ..........................................       376,689        9,618
   CRH plc, ADR .....................................       231,325        5,951
   Smurfit Kappa Group plc ..........................       688,413        4,085
                                                                      ----------
TOTAL IRELAND .......................................                     31,310
                                                                      ----------
ITALY - 3.66%
COMMON STOCKS - 3.66%
   Eni S.p.A. .......................................       668,511       22,614
   Intesa Sanpaolo S.p.A. ...........................       623,644        3,514
   Mediaset S.p.A. + ................................     1,740,180       12,337
   Telecom Italia S.p.A. ............................     3,989,140        7,186
   UniCredit S.p.A. .................................     5,602,675       33,387
                                                                      ----------
TOTAL ITALY .........................................                     79,038
                                                                      ----------
JAPAN - 12.70%
COMMON STOCKS - 12.70%
   Aeon Co. Ltd. ....................................       977,600       11,860
   Canon, Inc. ......................................        91,800        4,195
   Chiyoda Corp. ....................................       633,000        6,577
   Chuo Mitsui Trust Holdings, Inc. .................     1,348,400        8,317
   Daito Trust Construction Co. Ltd. ................       184,500        8,417
   East Japan Railway Co. ...........................           783        6,128
   FUJIFILM Holdings Corp. ..........................       114,400        3,584
   Haseko Corp. .....................................     6,142,518        6,671
   Honda Motor Co. Ltd. .............................       441,000       14,100
   HOYA Corp. .......................................       147,700        3,013
   INPEX Holdings, Inc. .............................           478        4,803
   Japan Tobacco, Inc. ..............................         1,907        8,924
   JS Group Corp. ...................................       491,200        7,089
   JSR Corp. ........................................       204,100        3,623
   Konica Minolta Holdings, Inc. ....................       499,500        8,180
   Mitsubishi Corp. ## ..............................       136,900        3,970
   Mitsubishi Gas Chemical Co., Inc. ## .............       391,000        2,579
   Mitsubishi UFJ Financial Group, Inc. .............     2,341,900       20,635
   NGK Spark Plug Co. Ltd. + ........................       951,000       10,688
   Nidec Corp. ......................................        90,100        6,387
   Nintendo Co. Ltd. ................................        15,200        7,330
   Sankyo Co. Ltd. ..................................       181,800       10,969
   Sekisui House Ltd. ...............................       584,600        5,441
   Sony Corp. .......................................       108,402        4,083
   Sony Financial Holdings, Inc. ....................         3,261       12,242
   Sumitomo Corp. ...................................       810,300       10,898
   Sumitomo Mitsui Financial Group, Inc. ............         1,702       13,113
   Sumitomo Trust and Banking Co. Ltd. ..............       628,400        4,290
   T&D Holdings, Inc. ## ............................       113,050        7,108

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Takeda Pharmaceutical Co. Ltd. ...................       274,500   $   14,581
   THK Co. Ltd. .....................................       714,400       12,596
   Toyota Motor Corp. ...............................       274,800       11,808
   Yamaha Motor Co. Ltd. ............................       574,300        9,677
                                                                      ----------
TOTAL JAPAN .........................................                    273,876
                                                                      ----------
MEXICO - 0.24%
COMMON STOCKS - 0.24%
   Telefonos de Mexico, S.A.B. de C.V., ADR + .......       132,770        3,346
   Telmex Internacional S.A.B. de C.V., ADR ## + ....       132,770        1,823
                                                                      ----------
TOTAL MEXICO ........................................                      5,169
                                                                      ----------
NETHERLANDS - 5.99%
COMMON STOCKS - 5.99%
   Akzo Nobel N.V. + ................................       244,753       13,975
   Heineken N.V. + ..................................        81,590        3,795
   ING Groep N.V. + .................................       825,608       26,989
   Koninklijke Philips Electronics NV ...............       704,260       23,370
   Ranstad Holdings N.V. ............................        58,340        1,646
   Reed Elsevier N.V. ...............................       874,360       14,431
   SBM Offshore N.V. ................................       273,650        6,118
   TNT N.V. .........................................       518,376       18,114
   Unilever N.V. ....................................       754,368       20,853
                                                                      ----------
TOTAL NETHERLANDS ...................................                    129,291
                                                                      ----------
NORWAY - 1.38%
COMMON STOCKS - 1.38%
   Aker Solutions ASA ...............................       474,650       11,210
   Stolt-Nielsen S.A. + .............................       213,884        4,425
   Telenor ASA ......................................       933,370       14,104
                                                                      ----------
TOTAL NORWAY ........................................                     29,739
                                                                      ----------
PORTUGAL - 0.40%
COMMON STOCKS - 0.40%
   Portugal Telecom, SGPS, S.A. .....................       792,250        8,654
                                                                      ----------
SINGAPORE - 2.70%
COMMON STOCKS - 2.70%
   DBS Group Holdings Ltd. ..........................     2,361,455       32,982
   Flextronics International Ltd. ## ................       899,000        8,028
   Singapore Telecommunications Ltd. ................     6,563,000       17,133
                                                                      ----------
TOTAL SINGAPORE .....................................                     58,143
                                                                      ----------
SOUTH KOREA - 2.26%
COMMON STOCKS - 2.26%
   Hyundai Heavy Industries .........................        45,422       13,827
   Kookmin Bank, ADR + ..............................       234,910       13,470
   Korea Electric Power Corp. .......................        86,860        2,774
   LG Electronics, Inc. .............................        52,942        5,385

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Samsung Electronics Co. Ltd. .....................        17,880   $    9,952
   Samsung Electronics Co. Ltd., GDR ++ .............        12,000        3,342
                                                                      ----------
TOTAL SOUTH KOREA ...................................                     48,750
                                                                      ----------
SPAIN - 2.96%
COMMON STOCKS - 2.96%
   Banco Popular Espanol S.A. .......................       410,355        4,493
   Banco Santander S.A. .............................       440,420        8,499
   Banco Santander S.A., GDR ........................       560,544       10,840
   Repsol YPF S.A. ..................................       273,340        9,178
   Telefonica S.A. ..................................     1,183,642       30,836
                                                                      ----------
TOTAL SPAIN .........................................                     63,846
                                                                      ----------
SWEDEN - 3.05%
COMMON STOCKS - 3.05%
   Atlas Copco AB ...................................     1,464,640       22,689
   Nordea Bank AB + .................................       617,020        8,792
   Securitas AB .....................................       205,050        2,372
   Telefonaktiebolaget LM Ericsson ..................     3,051,900       31,982
                                                                      ----------
TOTAL SWEDEN ........................................                     65,835
                                                                      ----------
SWITZERLAND - 8.09%
COMMON STOCKS - 8.09%
   Adecco S.A. + ....................................       138,320        6,319
   Ciba Holding AG + ................................       270,120        7,024
   Credit Suisse Group AG ...........................       225,672       11,329
   Lonza Group AG ...................................        67,200        9,765
   Nestle S.A. ......................................       623,140       27,309
   Novartis AG ......................................       757,692       44,912
   Roche Holding AG .................................        57,600       10,637
   Swiss Reinsurance ................................       323,558       20,094
   Swisscom AG ......................................        14,100        4,550
   UBS AG ## ........................................       990,269       18,949
   Zurich Financial Services AG .....................        51,911       13,639
                                                                      ----------
TOTAL SWITZERLAND ...................................                    174,527
                                                                      ----------
UNITED KINGDOM - 21.38%
COMMON STOCKS - 21.38%
   Aviva plc ........................................     1,797,707       17,837
   BAE Systems plc ..................................     4,377,885       38,934
   BG Group plc ## ..................................       149,100        3,411
   BP plc ...........................................     4,715,654       48,434
   British American Tobacco plc .....................       674,467       24,332
   British Sky Broadcasting Group plc ...............       914,390        8,190
   Cadbury plc ......................................       529,504        6,252
   Centrica plc .....................................     1,725,480       10,710
   Compass Group plc ................................       779,290        5,612
   Debenhams plc + ..................................     3,847,361        3,077
   Diageo plc .......................................       334,043        5,810

                                                           SHARES        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   GlaxoSmithKline plc ..............................     1,462,190   $   34,041
   HBOS plc .........................................     1,747,043       10,027
   HSBC Holdings plc ................................     2,510,191       41,438
   Imperial Tobacco Group plc .......................       287,710       10,753
   Kingfisher plc ...................................     1,331,160        3,094
   Lloyds TSB Group plc .............................        56,700          331
   National Grid plc ................................       318,881        4,203
   Old Mutual plc ...................................     3,037,599        5,794
   Pearson plc ......................................       566,810        7,264
   Prudential plc ...................................       531,800        5,703
   Reckitt Benckiser Group plc ......................        84,300        4,608
   Rolls-Royce Group plc ............................     1,084,550        7,639
   Royal Bank of Scotland Group plc .................     4,807,181       20,116
   Royal Dutch Shell plc, A Shares ..................       490,621       17,518
   Royal Dutch Shell plc, B Shares ..................       704,023       24,799
   Smiths Group plc .................................       292,020        6,018
   Standard Chartered plc ...........................       177,350        5,391
   Unilever plc .....................................     1,026,709       28,118
   Vodafone Group plc ...............................    18,795,661       50,466
   Yell Group plc ...................................       811,330        1,122
                                                                      ----------
TOTAL UNITED KINGDOM ................................                    461,042
                                                                      ----------
UNITED STATES - 0.30%
COMMON STOCKS - 0.30%
   Invesco Ltd. .....................................       169,965        3,955
   News Corp. .......................................       182,280        2,575
                                                                      ----------
TOTAL UNITED STATES .................................                      6,530
                                                                      ----------
SHORT TERM INVESTMENTS - 1.55%
   American Beacon Money Market Select
      Fund # ........................................    33,351,823       33,352
                                                                      ----------
SECURITIES LENDING
COLLATERAL - 6.16%
   American Beacon Cash Plus Trust # ................    65,000,000       65,000
   American Beacon Money Market Select
      Fund # ........................................    67,928,117       67,928
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL .................                    132,928
                                                                      ----------
TOTAL INVESTMENTS 106.01% - (COST $2,139,913) .......                  2,286,621
LIABILITIES, NET OF OTHER ASSETS - (6.01%) ..........                   (129,655)
                                                                      ----------
TOTAL NET ASSETS - 100.00% ..........................                 $2,156,966
                                                                      ==========

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,342 or 0.15% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                                   UNREALIZED
                                              NUMBER OF   EXPIRATION    MARKET    APPRECIATION/
                                              CONTRACTS      DATE       VALUE    (DEPRECIATION)
                                              ---------   ----------   -------   --------------
Australia SPI Index .......................       26       Sep 2008    $ 3,043        $ 17
Canada S&PCDA 60 Index ....................       28       Sep 2008      4,440         (26)
France CAC 40 Index .......................       76       Sep 2008      5,233         180
Germany DAX Index .........................       17       Sep 2008      4,327         110
Hang Seng Index ...........................        7       Aug 2008      1,022          10
Italy MIB 30 Index ........................        8       Sep 2008      1,779          18
Netherlands 200 AEX Index .................       10       Aug 2008      1,242          19
Spain IBEX 35 Index .......................       11       Aug 2008      2,032          75
Sweden OMX Index ..........................       82       Aug 2008      1,181          45
Tokyo FE TOPIX Index ......................       90       Sep 2008     10,837         170
UK FTSE 100 Index .........................       96       Sep 2008     10,279         115
                                                                       -------        ----
                                                                       $45,415        $733
                                                                       =======        ====

                             See accompanying notes

AMERICAN BEACON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(DOLLARS IN THOUSANDS)

                                             SETTLEMENT    MARKET     UNREALIZED
                                                DATE        VALUE    GAIN/(LOSS)
                                             ----------   --------   -----------
CONTRACTS TO DELIVER
    5,229   Australian Dollar ............    9/12/2008   $  4,895      $  66
    7,463   Canadian Dollar ..............    9/12/2008      7,284         70
   14,129   Euro Currency ................    9/12/2008     21,989        154
1,666,087   Japanese Yen .................    9/12/2008     15,482        170
    7,859   Pound Sterling ...............    9/12/2008     15,527         (7)
    9,975   Swedish Krona ................    9/12/2008      1,644         14
    5,736   Swiss Franc ..................    9/12/2008      5,478        110
                                                          --------      -----
TOTAL CONTRACTS TO DELIVER
   (RECEIVABLE AMOUNT $72,876) ...........                $ 72,299      $ 577
                                                          --------      -----
CONTRACTS TO RECEIVE
    8,596   Australian Dollar ............    9/12/2008   $  8,047      $(136)
   11,553   Canadian Dollar ..............    9/12/2008     11,276       (113)
   24,248   Euro Currency ................    9/12/2008     37,737       (136)
2,672,756   Japanese Yen .................    9/12/2008     24,836       (437)
   13,637   Pound Sterling ...............    9/12/2008     26,943        227
   16,985   Swedish Krona ................    9/12/2008      2,798        (31)
    9,382   Swiss Franc ..................    9/12/2008      8,961       (138)
                                                          --------      -----
TOTAL CONTRACTS TO RECEIVE
   (PAYABLE AMOUNT $121,362) .............                $120,598      $(764)
                                                          --------      -----
NET CURRENCY FLUCTUATION .................                              $(187)
                                                                        =====

SECTOR DIVERSIFICATION

                                                                      PERCENT OF
                                                                      NET ASSETS
                                                                      ----------
Consumer Discretionary ............................................      11.72%
Consumer Staples ..................................................       7.95%
Energy ............................................................      10.84%
Financials ........................................................      24.03%
Health Care .......................................................       8.04%
Industrials .......................................................      13.28%
Information Technology ............................................       4.38%
Materials .........................................................       4.76%
Telecommunication Services ........................................       9.26%
Utilities .........................................................       4.04%
Short Term Investments ............................................       7.71%
Liabilities, Net of Other Assets ..................................      (6.01)%
                                                                        ------
                                                                        100.00%
                                                                        ======

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
AUSTRIA - 0.37%
COMMON STOCKS - 0.37%
   Raiffeisen International Bank-Holding AG ...........        4,844   $     604
                                                                       ---------
BRAZIL - 12.37%
COMMON STOCKS - 8.92%
   Banco do Brasil S.A. ...............................       36,997         593
   Banco Itau Holding Financeira S.A., ADR + ..........       19,062         406
   Centrais Eletricas Brasileiras S.A. ................       33,366         648
   Cia de Saneamento de Minas Gerais-COPASA ...........       14,300         267
   Companhia de Saneamento Basico do
      Estado de Sao Paulo .............................        5,570         138
   Companhia de Saneamento Basico do
      Estado de Sao Paulo, ADR ........................        2,670         134
   Companhia Energetica de Minas Gerais, ADR + ........        5,294         126
   Companhia Siderurgica Nacional S.A. ................        8,674         339
   Cyrela Brazil Realty S.A. ..........................       43,424         632
   Empresa Brasileira de Aeronautica S.A.
      (Embraer), ADR + ................................        7,970         244
   Gafisa S.A. ........................................       18,953         327
   Gafisa S.A., ADR + .................................        3,895         133
   Grendene S.A. ......................................       56,200         610
   Perdigao S.A. ......................................       23,005         627
   Petroleo Brasileiro S.A., A Shares, ADR ............      137,279       6,293
   Unibanco - Uniao de Bancos Brasileiros S.A. ........       15,378         204
   Unibanco - Uniao de Bancos Brasileiros S.A., GDR ...       14,520       1,911
   Usinas Siderurgicas de Minas Gerais S.A. ...........       12,042         514
   Votorantim Celulose e Papel S.A., ADR + ............       15,920         386
                                                                       ---------
TOTAL COMMON STOCKS                                                       14,532
                                                                       ---------
PREFERRED STOCKS - 3.45%
   Braskem S.A. .......................................       72,800         641
   Centrais Eletricas Brasileiras S.A. ................        9,640         161
   Companhia de Tecidos Norte de Minas ## .............       69,062         295
   Companhia Energetica de Minas Gerais ...............       23,800         565
   Companhia Vale do Rio Doce, ADR ....................       59,786       1,565
   Companhia Vale do Rio Doce, A Shares ...............        7,504         196
   Itausa - Investimentos Itau S.A. ...................            1          --
   Net Servicos de Comunicacao S.A. ## ................       36,556         453
   Tele Norte Leste Participacoes S.A., ADR ...........       42,280         998
   Telemig Celular Participacoes S.A. .................        5,673         167
   Usinas Siderurgicas de Minas Gerais S.A. ...........       13,269         585
                                                                       ---------
TOTAL PREFERRED STOCKS                                                     5,626
                                                                       ---------
TOTAL BRAZIL                                                              20,158
                                                                       ---------
CHILE - 0.33%
COMMON STOCKS - 0.33%
   Banco Santander-Chile, ADR .........................        4,600         210

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Compania Cervecerias Unidas S.A., ADR ..............       10,540   $     336
                                                                       ---------
TOTAL CHILE                                                                  546
                                                                       ---------
COLOMBIA - 0.31%
COMMON STOCKS - 0.31%
   Bancolombia S.A., ADR ..............................       14,941         504
                                                                       ---------
CZECH REPUBLIC - 1.23%
COMMON STOCKS - 1.23%
   Central European Media Enterprises Ltd. ## + .......        1,776         148
   CEZ ................................................       13,558       1,111
   Komercni Banka, a.s. ...............................        2,914         740
                                                                       ---------
TOTAL CZECH REPUBLIC ..................................                    1,999
                                                                       ---------
HONG KONG/CHINA - 14.67%
COMMON STOCKS - 14.67%
   Anhui Expressway Co. Ltd. + ........................      476,000         328
   Bank of China Ltd. + ...............................    1,861,000         850
   Belle International Holdings Ltd. ..................       17,000          18
   Bosideng International Holdings Ltd. ## + ..........    2,014,000         337
   Brilliance China Automotive Holdings Ltd. ## + .....    2,310,000         256
   BYD Electronic International Co. Ltd. ..............      219,000         106
   China CITIC Bank + .................................      514,000         325
   China Coal Energy Ltd. .............................      761,000       1,368
   China Construction Bank Corp. + ....................    1,969,000       1,727
   China COSCO Holdings Co. Ltd. + ....................      374,500         901
   China Life Insurance Co. Ltd. + ....................      213,000         805
   China Mobile Ltd. ..................................      241,500       3,230
   China Mobile Ltd., ADR .............................          620          41
   China Netcom Group Corp. (Hong Kong) Ltd. ..........      260,500         793
   China Power International Development Ltd. + .......    2,203,800         696
   China Resources Power Holdings Co. .................      190,000         421
   China Telecom Corp. Ltd. ...........................      547,100         299
   COSCO Pacific Ltd. .................................      516,000         903
   Datang International Power Generation Co. Ltd. + ...      452,000         265
   Denway Motors Ltd. + ...............................      732,700         261
   Dongfang Electric Corp. Ltd. .......................      118,200         402
   Dongfeng Motor Group Co. Ltd. ......................      934,000         403
   Focus Media Holding Ltd., ADR ## + .................       19,800         588
   Global Bio-chem Technology Group Co. Ltd. + ........      947,800         357
   GOME Electrical Appliances Holdings Ltd. ...........    2,251,000         939
   Hopson Development Holdings Ltd. + .................      182,100         192
   Huaneng Power International, Inc. + ................      741,900         522
   Industrial & Commercial Bank of China + ............    1,690,000       1,271
   Maanshan Iron & Steel ..............................      713,000         438
   NWS Holdings Ltd. ..................................       76,421         164
   PetroChina Co. Ltd. ................................    1,490,000       1,989
   PetroChina Co. Ltd., ADR ...........................        1,870         250

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Shanghai Industrial Holdings Ltd. + ................      140,000   $     398
   Sinopec Shanghai Petrochemical Co. Ltd. + ..........    1,038,000         343
   Sinotrans Ltd. .....................................    1,066,000         253
   Texwinca Holdings Ltd. .............................      508,000         447
   TPV Technology Ltd. ................................      890,000         456
   Weiqiao Textile Co. ................................      740,600         568
                                                                       ---------
TOTAL HONG KONG/CHINA .................................                   23,910
                                                                       ---------
HUNGARY - 0.43%
COMMON STOCKS - 0.43%
   Gedeon Richter Rt. .................................          840         192
   Magyar Telekom Telecommunications plc ..............       91,950         506
                                                                       ---------
TOTAL HUNGARY .........................................                      698
                                                                       ---------
INDIA - 8.39%
COMMON STOCKS - 8.39%
   Aban Offshore Ltd. .................................        2,950         172
   ABB Ltd. ...........................................       11,180         200
   Andhra Bank ........................................      110,490         137
   Axis Bank Ltd. .....................................       14,997         226
   Bharat Heavy Electricals Ltd. ......................       11,440         447
   Bharat Petroleum Corp. Ltd. ........................      100,353         760
   Bharti Airtel Ltd. ## ..............................       17,100         317
   Deccan Chronicle Holdings Ltd. .....................       81,979         208
   Glenmark Pharmaceuticals Ltd. ......................       24,700         375
   GVK Power & Infrastructure Ltd. ## .................      199,100         183
   HDFC Bank Ltd. .....................................       17,760         445
   HDFC Bank Ltd., ADR + ..............................        1,000          78
   Hindalco Industries Ltd. ## ........................      115,890         383
   Hindustan Petroleum Corp. Ltd. .....................      135,980         696
   Hindustan Unilever Ltd. ............................       56,000         313
   Housing Development Finance Corp. ..................       14,080         743
   ICICI Bank Ltd., ADR + .............................       11,970         354
   India Cements Ltd. .................................      206,670         693
   Infosys Technologies Ltd. ..........................       18,200         670
   Infrastructure Development Finance Co. Ltd. ........       45,485          98
   Mahanagar Telephone Nigam Ltd. .....................      136,370         333
   Mahanagar Telephone Nigam Ltd., ADR + ..............       19,260          95
   Mahindra & Mahindra Ltd. ...........................       39,325         477
   Maruti Suzuki India Ltd. ## ........................       20,213         270
   Oil & Natural Gas Corp. Ltd. .......................       33,651         778
   Reliance Communications Ltd. ## ....................       16,240         188
   Reliance Industries Ltd. ...........................       28,400       1,465
   Satyam Computer Services Ltd. ......................       26,010         232
   State Bank of India Ltd., GDR ......................       11,250         740
   Steel Authority of India Ltd. ......................      146,006         475
   Sterlite Industries (India) Ltd. ## ................       11,480         167
   Sterlite Industries (India) Ltd., ADR ## ...........       14,680         210
   Tata Consultancy Services Ltd. .....................       28,350         551
   Tata Motors Ltd. ...................................        8,656          83

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Television Eighteen India Ltd. .....................       22,300   $     114
                                                                       ---------
TOTAL INDIA ...........................................                   13,676
                                                                       ---------
INDONESIA - 2.53%
COMMON STOCKS - 2.53%
   PT Astra International Tbk .........................      205,400         507
   PT Bank Central Asia Tbk ...........................      881,500         290
   PT Bank Mandiri (Persero) Tbk ......................      599,000         195
   PT Bank Rakyat Indonesia Tbk .......................      406,500         268
   PT Bumi Resources Tbk ..............................    1,250,000         924
   PT Gudang Garam Tbk ................................      497,800         363
   PT Kalbe Farma Tbk ## ..............................    3,937,600         346
   PT Perusahaan Gas Negara Persero Tbk ...............       72,500          97
   PT Telekomunikasi Indonesia Tbk ....................    1,357,300       1,138
                                                                       ---------
TOTAL INDONESIA .......................................                    4,128
                                                                       ---------
ISRAEL - 0.81%
COMMON STOCKS - 0.81%
   Bank Hapoalim B.M. .................................       44,510         184
   Israel Discount Bank Ltd. ## .......................      282,105         537
   Teva Pharmaceutical Industries Ltd., ADR + .........       13,400         601
                                                                       ---------
TOTAL ISRAEL ..........................................                    1,322
                                                                       ---------
LUXEMBOURG - 0.31%
COMMON STOCKS - 0.31%
   Millicom International Cellular S.A. ...............        6,507         503
                                                                       ---------
MALAYSIA - 2.51%
COMMON STOCKS - 2.51%
   AMMB Holdings Bhd ..................................      190,650         194
   Gamuda Bhd .........................................      680,400         560
   Genting Bhd ........................................      130,100         234
   IOI Corp. Bhd ......................................       46,150          81
   Malayan Banking Bhd ................................      530,600       1,289
   Resorts World Bhd ..................................      362,600         310
   Sime Darby Bhd .....................................      294,100         710
   Tenaga Nasional Bhd ................................      276,500         708
                                                                       ---------
TOTAL MALAYSIA ........................................                    4,086
                                                                       ---------
MEXICO - 5.35%
COMMON STOCKS - 5.35%
   America Movil, S.A.B. de C.V., ADR .................       38,578       1,948
   Cemex, S.A.B. de C.V. ## ...........................      110,751         236
   Cemex, S.A.B. de C.V., ADR + .......................       13,396         285
   Consorcio ARA, S.A.B. de C.V. + ....................      294,300         244
   Controladora Commercial Mexicana, S.A.B. de C.V. ...      134,300         401
   Corp GEO, S.A.B. de C.V. ## ........................       78,499         287

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Desarrolladora Homex, S.A.B. de C.V., ADR ## + .....        6,321   $     353
   Embotelladoras Arca, S.A.B. de C.V. ................      121,130         437
   Empresas ICA, S.A.B. de C.V. ## ....................       65,857         349
   Gruma, S.A.B. de C.V. ## ...........................      159,890         457
   Grupo Continential, S.A.B. de C.V. .................      285,250         740
   Grupo Financiero Banorte, S.A.B. de C.V. ...........      161,289         694
   Grupo Modelo, S.A.B. de C.V. .......................       91,200         477
   Kimberly-Clark de Mexico, S.A.B. de C.V. ...........       66,900         288
   Telefonos de Mexico, S.A.B. de C.V., ADR + .........       10,800         272
   Telmex Internacional S.A.B. de C.V., ADR ## + ......       12,440         171
   Urbi Desarrollos Urbanos, S.A.B. de C.V. ## + ......       80,284         266
   Wal-Mart de Mexico, S.A.B. de C.V. + ...............      199,280         811
                                                                       ---------
TOTAL MEXICO ..........................................                    8,716
                                                                       ---------
OMAN - 0.23%
COMMON STOCKS - 0.23%
   Bank Muscat SAOG, GDR ..............................       21,141         379
                                                                       ---------
PHILIPPINES - 0.48%
COMMON STOCKS - 0.48%
   ABS-CBN Broadcasting Corp. .........................      147,700          56
   Bank of the Philippine Islands .....................      447,627         410
   Manila Electric Co. ................................       89,520         120
   Metropolitan Bank & Trust ..........................       71,800          60
   Union Bank of the Philippines ......................      193,100         140
                                                                       ---------
TOTAL PHILIPPINES .....................................                      786
                                                                       ---------
POLAND - 3.38%
COMMON STOCKS - 3.38%
   Bank Pekao S.A. ....................................       18,512       1,687
   Bank Zachodni WBK S.A. .............................        4,514         353
   Budimex S.A. ## ....................................        2,784         102
   Getin Holding S.A. ## ..............................       57,806         273
   KGHM Polska Miedz S.A. .............................        3,858         158
   PBG S.A. ## ........................................        1,951         240
   Polimex Mostostal S.A ..............................       80,014         226
   Polski Koncern Naftowy Orlen S.A. ..................       31,590         558
   Powszechna Kasa Oszczednosci Bank Polski SA ## .....       42,274       1,065
   Telekomunikacja Polska S.A. ........................       76,523         847
                                                                       ---------
TOTAL POLAND ..........................................                    5,509
                                                                       ---------
QATAR - 0.32%
COMMON STOCKS - 0.32%
   Commercial Bank of Qatar, GDR ## ...................       69,976         524
                                                                       ---------

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
RUSSIA - 9.08%
COMMON STOCKS - 9.08%
   Evraz Group S.A., GDR ..............................        1,802    $    173
   Gazprom OAO, ADR ...................................      127,131       6,117
   LUKOIL Oil Co., ADR ................................       54,500       4,562
   Mechel OAO, ADR + ..................................        4,859         103
   Novolipetsk Steel OJSC, GDR ........................        7,913         352
   OJSC MMC Norilsk Nickel, ADR .......................       20,000         436
   OJSC Rosneft Oil Co. ## ............................      126,356       1,346
   OJSC Surgutneftegaz, ADR + .........................       18,400         165
   TMK OAO, GDR .......................................       11,700         386
   Vimpel-Communications, ADR .........................        8,654         218
   VTB Bank OJSC, GDR ++ ..............................       34,560         242
   Wimm-Bill-Dann Foods OJSC, ADR .....................        2,951         287
   X 5 Retail Group NV ## .............................       13,909         415
                                                                       ---------
TOTAL RUSSIA ..........................................                   14,802
                                                                       ---------
SOUTH AFRICA - 6.73%
COMMON STOCKS - 6.73%
   AngloGold Ashanti Ltd., ADR + ......................       39,004       1,286
   ArcelorMittal South Africa Ltd. ....................        8,743         232
   Aspen Pharmacare Holdings Ltd. .....................       77,240         442
   Bidvest Group Ltd. .................................       23,518         325
   Exxaro Resources Ltd. ..............................       10,680         157
   FirstRand Ltd. .....................................      344,860         782
   Gold Fields Ltd., ADR ..............................       35,030         414
   JD Group Ltd. ......................................       65,370         265
   Massmart Holdings Ltd. .............................       11,400         116
   Mr Price Group Ltd. ................................       10,400          28
   MTN Group Ltd. .....................................       69,985       1,206
   Murray & Roberts Holdings Ltd. .....................       26,237         340
   Nampak Ltd. ........................................      319,250         611
   Nedbank Group Ltd. .................................       60,351         846
   Raubex Group Ltd. ..................................       67,050         314
   Sanlam Ltd. ........................................      147,910         352
   Sappi Ltd. .........................................       57,280         620
   Sasol Ltd. .........................................       31,080       1,650
   Standard Bank Group Ltd. ...........................       18,776         230
   Steinhoff International Holdings Ltd. ..............      156,799         340
   Telkom South Africa Ltd. ...........................       14,740         278
   Woolworths Holdings Ltd. ## ........................       82,535         132
                                                                       ---------
TOTAL SOUTH AFRICA ...................................                    10,966
                                                                       ---------
SOUTH KOREA - 12.88%
COMMON STOCKS - 12.66%
   Amorepacific Corp. .................................          387         245
   Cheil Industries, Inc. .............................        5,276         275
   Cheil Worldwide, Inc. ..............................        1,267         284
   Hana Financial Group, Inc. .........................       10,160         385

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Hanwha Chemical Corp. ..............................       35,161   $     436
   Hyundai Development Co. ............................        5,840         272
   Hyundai Heavy Industries ...........................          762         232
   Hyundai Mobis ......................................        7,336         638
   Hyundai Motor Co. ..................................       21,985       1,534
   Kookmin Bank .......................................       30,044       1,723
   Korea Electric Power Corp. .........................       30,365         970
   KT Corp. ...........................................        6,870         283
   KT Corp., ADR ......................................       24,770         507
   Kumho Tire Co., Inc. ...............................       41,650         328
   LG Chemical Ltd. ...................................        5,727         581
   LG Display Co. Ltd. ................................        5,439         159
   LG Electronics, Inc. ...............................        4,159         423
   Lotte Shopping Co. Ltd. ............................        2,340         693
   NHN Corp. ## .......................................        2,549         418
   Nong Shim Co. Ltd. .................................        1,324         295
   POSCO ..............................................        2,781       1,480
   POSCO, ADR + .......................................        1,590         211
   Samsung Electronics Co. Ltd. .......................        7,330       4,080
   Samsung Fire & Marine Insurance Co. Ltd. ...........        1,859         365
   Shinhan Financial Group Co. Ltd. ...................       24,810       1,160
   SK Telecom Co. Ltd., ADR ...........................       64,350       1,372
   S-Oil Corp. ........................................        5,731         389
   SSCP Co. Ltd. ## ...................................       10,764         134
   STX Pan Ocean Co. Ltd. + ...........................      104,000         198
   Woongjin Coway Co. Ltd. ............................       18,286         575
                                                                       ---------
TOTAL COMMON STOCKS ...................................                   20,645
                                                                       ---------
PREFERRED STOCKS - 0.22%
   Samsung Electronics Co. Ltd. .......................          981         359
                                                                       ---------
TOTAL SOUTH KOREA .....................................                   21,004
                                                                       ---------
TAIWAN - 7.73%
COMMON STOCKS - 7.73%
   Acer, Inc. .........................................      136,680         279
   Asustek Computer, Inc. .............................      148,655         390
   AU Optronics Corp. .................................      278,192         314
   Cathay Financial Holding Co. Ltd. ..................      218,400         422
   China Motor Corp. ..................................      371,245         220
   China Steel Corp. ..................................      407,880         582
   Chinatrust Financial Holding Co. Ltd. ..............    1,219,149         878
   Chunghwa Telecom Co. Ltd. ## .......................       35,000          88
   Compal Electronics, Inc. ...........................      937,885         901
   First Financial Holding Co. Ltd. ...................      580,496         483
   Formosa Plastics Corp. .............................      223,000         468
   HON HAI Precision Industry Co. Ltd. ................       33,000         159
   HTC Corp. ..........................................       15,400         241
   Mega Financial Holding Co. Ltd. ....................      799,000         534
   Nan Ya Printed Circuit Board Corp. .................       75,480         337
   Nien Hsing Textile Co. Ltd. ........................      221,000         108

                                                            SHARES       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
   Powerchip Semiconductor Corp. .....................     1,027,444   $     241
   Quanta Computer, Inc. .............................       830,875       1,186
   SinoPac Financial Holdings Co. Ltd. ...............     2,205,987         866
   Taiwan Cement Corp. ...............................       304,010         385
   Taiwan Fertilizer Co. Ltd. ........................        44,000         157
   Taiwan Semiconductor Manufacturing Co. Ltd. .......       857,502       1,555
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR ..         5,151          49
   United Microelectronics Corp. .....................     2,348,542       1,087
   Yaego Corp. .......................................     1,234,000         362
   Yang Ming Marine Transport Corp. ..................       282,823         175
   Yuanta Financial Holding Co. Ltd. .................       243,000         140
                                                                       ---------
TOTAL TAIWAN .........................................                    12,607
                                                                       ---------
THAILAND - 2.14%
COMMON STOCKS - 2.14%
   Advanced Info Service PCL .........................        50,700         124
   Bangkok Bank PCL ..................................       121,900         398
   Charoen Pokphand Foods PCL ........................     4,242,600         441
   Delta Electronics PCL .............................        26,300          15
   Kasikornbank PCL ..................................       416,700         827
   Krung Thai Bank PCL ...............................     2,145,600         461
   Land and Houses PCL ...............................       246,800          45
   PTT Exploration & Production PCL ..................        36,700         162
   PTT PCL ...........................................        13,700         103
   Siam Cement PCL ...................................       102,900         524
   Siam Commercial Bank PCL ..........................        74,200         160
   Siam Makro PCL ....................................         4,200          10
   Thai Union Frozen Products PCL ....................       507,800         226
                                                                       ---------
TOTAL THAILAND .......................................                     3,496
                                                                       ---------
TURKEY - 2.62%
COMMON STOCKS - 2.62%
   Akbank TAS ........................................        78,286         437
   Akcansa Cimento A.S. ..............................         9,230          37
   Asya Katilim Bankasi A.S. ## ......................        93,060         237
   Haci Omer Sabanci Holding A.S. ....................        39,000         194
   Tekfen Holding A.S. ...............................        62,475         432
   Turkcell Iletisim Hizmetleri A.S. .................        69,979         540
   Turkcell Iletisim Hizmetleri A.S., ADR + ..........         3,480          67
   Turkiye Garanti Bankasi A.S. ......................       323,913       1,080
   Turkiye Is Bankasi (Isbank) .......................       176,465         818
   Turkiye Sise ve Cam Fabrikalari A.S. ..............       309,447         428
   Yapi ve Kredi Bankasi A.S. ## .....................             1          --
                                                                       ---------
TOTAL TURKEY .........................................                     4,270
                                                                       ---------
SHORT TERM INVESTMENTS - 3.94%
   American Beacon Money Market Select
   Fund # ............................................     5,445,117       5,445

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                          ----------   ---------
                                                          (DOLLARS IN THOUSANDS)
U.S. Treasury Bill,
   1.70%, Due 9/11/2008 ...............................   $      976   $     974
                                                                       ---------
TOTAL SHORT TERM INVESTMENTS                                               6,419
                                                                       ---------

                                                            SHARES
                                                          ----------
SECURITIES LENDING
COLLATERAL - 7.51%
   American Beacon Cash Plus Trust # ..................    9,483,191       9,483
   American Beacon Money Market Select
      Fund # ..........................................    2,752,372       2,753
                                                                       ---------
TOTAL SECURITIES LENDING COLLATERAL ...................                   12,236
                                                                       ---------
TOTAL INVESTMENTS 106.65% - (COST $171,191) ...........                  173,848
LIABILITIES, NET OF OTHER ASSETS - (6.65%) ............                  (10,843)
                                                                       ---------
TOTAL NET ASSETS - 100.00% ............................                $ 163,005
                                                                       =========

     Percentages are stated as a percent of net assets.

##   Non-income producing security.

+    All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $242 or 0.15% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

FUTURES CONTRACTS
(DOLLARS IN THOUSANDS)

                                                                    UNREALIZED
                                NUMBER OF   EXPIRATION   MARKET    APPRECIATION/
                                CONTRACTS      DATE       VALUE   (DEPRECIATION)
                                ---------   ----------   ------   --------------
Emini S&P 500 Index .........     133        Sep 2008    $8,426         $56
                                                         ======         ===

                             See accompanying notes

AMERICAN BEACON EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

SECTOR DIVERSIFICATION

                                                                      Percent of
                                                                      Net Assets
                                                                      ----------
Communications ....................................................      0.50%
Consumer Discretionary ............................................      8.60%
Consumer Staples ..................................................      3.72%
Energy ............................................................     16.78%
Financials ........................................................     22.64%
Health Care .......................................................      1.42%
Industrials .......................................................      6.32%
Information Technology ............................................      8.39%
Materials .........................................................     12.13%
Telecommunication Services ........................................     10.42%
Utilities .........................................................      4.29%
Short Term Investments ............................................     11.44%
Liabilities, Net of Other Assets ..................................     (6.65)%
                                                                       ------
                                                                       100.00%
                                                                       ======

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
COMMON STOCKS - 4.62%
CONSUMER DISCRETIONARY - 0.43%
   INTERNET & CATALOG RETAIL - 0.26%
      eBay, Inc. ## + ............................         14,000   $        353
                                                                    ------------
   SPECIALTY RETAIL - 0.17%
      Nike, Inc. + ...............................          3,890            228
                                                                    ------------
   TOTAL CONSUMER DISCRETIONARY ..................                           581
                                                                    ------------
CONSUMER STAPLES - 0.27%
   BEVERAGES - 0.27%
      Coca-Cola Co. + ............................          7,060            364
                                                                    ------------
ENERGY - 0.25%
   ENERGY EQUIPMENT & SERVICES - 0.25%
      Noble Corp. ................................          6,350            329
                                                                    ------------
FINANCIALS - 0.68%
   DIVERSIFIED FINANCIALS - 0.29%
      T Rowe Price Group, Inc. + .................          6,500            389
                                                                    ------------
   INSURANCE - 0.39%
      AON Corp. + ................................         11,255            515
                                                                    ------------
   TOTAL FINANCIALS ..............................                           904
                                                                    ------------
HEALTH CARE - 0.72%
   BIOTECHNOLOGY - 0.20%
      Biogen Idec, Inc. ## + .....................          3,825            267
                                                                    ------------
   HEALTH CARE PROVIDERS & SERVICES - 0.31%
      Express Scripts, Inc. ## + .................          6,000            423
                                                                    ------------
   OPTICAL SUPPLIES - 0.21%
      Alcon, Inc. ................................          1,630            281
                                                                    ------------
   TOTAL HEALTH CARE .............................                           971
                                                                    ------------
INDUSTRIALS - 0.96%
   AEROSPACE & DEFENSE - 0.28%
      United Technologies Corp. ..................          5,800            371
                                                                    ------------
   COMMERCIAL SERVICES & SUPPLIES - 0.14%
      ITT Educational Services, Inc. ## + ........          2,145            190
                                                                    ------------
   INDUSTRIAL CONGLOMERATES - 0.26%
      Honeywell International, Inc. + ............          7,000            356
                                                                    ------------

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   MACHINERY - 0.28%
      Illinois Tool Works, Inc. + ................          8,000   $        375
                                                                    ------------
   TOTAL INDUSTRIALS .............................                         1,292
                                                                    ------------
INFORMATION TECHNOLOGY - 1.31%
   COMMUNICATIONS EQUIPMENT - 0.43%
      Cisco Systems, Inc. ## .....................          9,280            204
      Qualcomm, Inc. .............................          6,775            375
                                                                    ------------
                                                                             579
                                                                    ------------
   COMPUTERS & PERIPHERALS - 0.32%
      Dell, Inc. ## + ............................         17,500            430
                                                                    ------------
   IT CONSULTING & SERVICES - 0.34%
      Accenture Ltd. + ...........................         10,970            458
                                                                    ------------
   SOFTWARE - 0.22%
      Adobe Systems, Inc. ## + ...................          7,000            290
                                                                    ------------
   TOTAL INFORMATION TECHNOLOGY ..................                         1,757
                                                                    ------------
   TOTAL COMMON STOCKS ...........................                         6,198
                                                                    ------------
CONVERTIBLE PREFERRED STOCKS - 1.10%
FINANCIALS - 0.78%
   DIVERSIFIED FINANCIALS - 0.54%
      Bank of America Corp. ......................            775            723
                                                                    ------------
   FINANCE - 0.24%
      SLM Corp. ..................................            360            321
                                                                    ------------
   TOTAL FINANCIALS ..............................                         1,044
                                                                    ------------
INDUSTRIALS - 0.16%
   HOUSEHOLD DURABLES - 0.16%
      Stanley Works ..............................            255            208
                                                                    ------------
MATERIALS - 0.16%
   METALS & MINING - 0.16%
      Freeport-McMoRan Copper & Gold, Inc. .......          1,560            219
                                                                    ------------
   TOTAL CONVERTIBLE PREFERRED STOCKS ............                         1,471
                                                                    ------------
PREFERRED STOCKS - 1.03%
FINANCIALS - 0.88%
   DIVERSIFIED FINANCIALS - 0.53%
      Citigroup, Inc. + ..........................         16,000            708
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                        SHARES          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   INSURANCE - 0.35%
      American International Group, Inc. .........          8,100   $        466
                                                                    ------------
   TOTAL FINANCIALS ..............................                         1,174
                                                                    ------------
INDUSTRIALS - 0.15%
   CHEMICALS - 0.15%
      Avery Dennison Corp. .......................          4,600            202
                                                                    ------------
   TOTAL PREFERRED STOCKS ........................                         1,376
                                                                    ------------

                                                         PAR
                                                        AMOUNT
                                                     ------------
CORPORATE OBLIGATIONS - 25.04%
   AEROSPACE & DEFENSE - 0.19%
      Raytheon Co.,
         5.375%, Due 4/1/2013 ....................   $        250            255
                                                                    ------------
   BANKS - 5.42%
      Bank of America Corp.,
         7.80%, Due 9/15/2016 ....................            600            643
         6.00%, Due 9/1/2017 .....................            400            385
      Bank One Corp.,
         4.90%, Due 4/30/2015 ....................            250            233
      Citigroup, Inc.,
         5.125%, Due 2/14/2011 ...................          1,625          1,614
         6.125%, Due 11/21/2017 ..................            275            264
      ING Bank, NV,
         5.125%, Due 5/1/2015 ++ .................            300            293
      JP Morgan Chase & Co.,
         6.75%, Due 2/1/2011 .....................            800            830
         6.00%, Due 1/15/2018 ....................            250            243
      National City Bank,
         4.50%, Due 3/15/2010 ....................          1,000            832
      Synovus Financial Corp.,
         4.875%, Due 2/15/2013 ...................            250            223
      Wachovia Corp.,
         5.30%, Due 10/15/2011 ...................            300            281
      Washington Mutual, Inc.,
         8.25%, Due 4/1/2010 .....................            300            195
         4.625%, Due 4/1/2014 ....................            650            322
      Wells Fargo & Co.,
         5.25%, Due 10/23/2012 ...................            660            653
         5.625%, Due 12/11/2017 ..................            275            262
                                                                    ------------
                                                                           7,273
                                                                    ------------
   BEVERAGES - 0.31%
      Constellation Brands, Inc.,
         7.25%, Due 9/1/2016 .....................            425            410
                                                                    ------------

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   COMMUNICATIONS - 1.10%
      Comcast Cable Communications Holdings,
         Inc.,
         8.375%, Due 3/15/2013 ...................   $        500   $        552
      DirecTV Holdings LLC/DirecTV Financing
         Co.,
         8.375%, Due 3/15/2013 ...................            300            310
      Time Warner Cable, Inc.,
         5.85%, Due 5/1/2017 .....................            300            286
      Verizon Communications, Inc.,
         6.90%, Due 4/15/2038 ....................            325            322
                                                                    ------------
                                                                           1,470
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.86%
      Royal Caribbean Cruises Ltd.,
         7.50%, Due 10/15/2027 ...................            500            385
      Wal-Mart Stores, Inc.,
         7.55%, Due 2/15/2030 ....................            325            361
      Wesco Distribution, Inc.,
         7.50%, Due 10/15/2017 ...................            450            401
                                                                    ------------
                                                                           1,147
                                                                    ------------
   CONSUMER STAPLES - 0.47%
      Hanesbrands, Inc.,
         6.508%, Due 12/15/2014 # ................            440            391
      Kellogg Co.,
         4.25%, Due 3/6/2013 .....................            250            244
                                                                    ------------
                                                                             635
                                                                    ------------
   ENERGY - 0.66%
      Canadian Natural Resources Ltd.,
         6.25%, Due 3/15/2038 ....................            325            307
      ConocoPhillips,
         5.20%, Due 5/15/2018 ....................            325            321
      EOG Resources, Inc.,
         4.75%, Due 3/15/2014 ++ .................            250            256
                                                                    ------------
                                                                             884
                                                                    ------------
   FINANCE - 3.91%
      American General Finance Corp.,
         4.875%, Due 5/15/2010 ...................            300            278
      American Honda Finance Corp.,
         4.625%, Due 4/2/2013 ++ .................            325            313
      Capital One Financial Corp.,
         5.70%, Due 9/15/2011 ....................            310            286
      General Electric Capital Corp.,
         5.65%, Due 6/9/2014 .....................            500            507
         5.625%, Due 5/1/2018 ....................            250            243
      Goldman Sachs Group, Inc.,
         4.75%, Due 7/15/2013 ....................            250            241
         6.25%, Due 9/1/2017 .....................            250            244

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      HSBC Finance Corp.,
         5.25%, Due 1/14/2011 ....................   $      1,300   $      1,303
      International Lease Finance Corp.,
         6.375%, Due 3/15/2009 ...................            725            719
      Lehman Brothers Holdings, Inc.,
         4.25%, Due 1/27/2010 + ..................            250            240
      Lender Processing Services, Inc.,
         8.125%, Due 7/1/2016 ++ .................            325            325
      Merrill Lynch & Co., Inc.,
         6.11%, Due 1/29/2037 ....................            325            242
      Simon Property Group LP,
         5.30%, Due 5/30/2013 ....................            325            310
                                                                    ------------
                                                                           5,251
                                                                    ------------
   HEALTH CARE - 0.18%
      GlaxoSmithKline Capital, Inc.,
         5.65%, Due 5/15/2018 ....................            125            125
      Psychiatric Solutions, Inc.,
         7.75%, Due 7/15/2015 ....................            125            122
                                                                    ------------
                                                                             247
                                                                    ------------
   INDUSTRIALS - 3.66%
      BE Aerospace, Inc.,
         8.50%, Due 7/1/2018 .....................            325            336
      Burlington Northern Santa Fe Corp.,
         5.75%, Due 3/15/2018 ....................            325            317
      Canadian National Railway Co.,
         5.55%, Due 5/15/2018 ....................            250            244
      Caterpillar Financial Services Corp.,
         4.15%, Due 1/15/2010 ....................            300            301
         4.25%, Due 2/8/2013 .....................            250            245
      Daimler Finance NA LLC,
         5.875%, Due 3/15/2011 ...................            250            251
         5.75%, Due 9/8/2011 .....................            250            251
      Gardner Denver, Inc.,
         8.00%, Due 5/1/2013 .....................            300            297
      Goodyear Tire & Rubber Co.,
         7.857%, Due 8/15/2011 ...................            300            298
      Honeywell International, Inc.,
         4.25%, Due 3/1/2013 + ...................            250            247
      John Deere Capital Corp.,
         4.125%, Due 1/15/2010 + .................            825            826
      NBTY, Inc.,
         7.125%, Due 10/1/2015 ...................            150            141
      Nissan Motor Acceptance Corp.,
         5.625%, Due 3/14/2011 ++ ................            300            299
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 .....................            325            317

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Terex Corp.,
         8.00%, Due 11/15/2017 ...................   $        125   $        122
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ....................            250            260
      United Technologies Corp.,
         6.125%, Due 7/15/2038 ...................            165            162
                                                                    ------------
                                                                           4,914
                                                                    ------------
   INSURANCE - 3.42%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 ...................            350            305
      American International Group, Inc.,
         5.85%, Due 1/16/2018 + ..................            250            224
         6.25%, Due 5/1/2036 + ...................            325            276
      ASIF Global Financing,
         3.90%, Due 10/22/2008 ++ ................            700            698
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 ...................            750            741
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ..................            900            959
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ....................            125            120
      MetLife, Inc.,
         6.375%, Due 6/15/2034 ...................            350            330
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ................            700            705
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ....................            250            237
                                                                    ------------
                                                                           4,595
                                                                    ------------
   INTERNET & CATALOG RETAIL - 0.22%
      Expedia, Inc.,
         7.456%, Due 8/15/2018 ...................            300            290
                                                                    ------------
   PHARMACEUTICALS - 0.09%
      Bristol-Myers Squibb Co.,
         5.45%, Due 5/1/2018 .....................            125            123
                                                                    ------------
   REAL ESTATE - 0.55%
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 ....................            400            268
      ProLogis Trust,
         5.50%, Due 4/1/2012 + ...................            250            245
         5.625%, Due 11/15/2016 ..................            250            230
                                                                    ------------
                                                                             743
                                                                    ------------
   TECHNOLOGY - 1.88%
      CA, Inc.,
         1.625%, Due 12/15/2009 ..................            450            572

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ....................   $        250   $        257
      Hewlett-Packard Co.,
         4.50%, Due 3/1/2013 .....................            325            322
      Jabil Circuit, Inc.,
         8.25%, Due 3/15/2018 ....................            325            324
      Seagate Technology,
         6.80%, Due 10/1/2016 ....................            350            315
      SunGard Data Systems, Inc.,
         9.125%, Due 8/15/2013 ...................            300            307
      Syniverse Technologies, Inc.,
         7.75%, Due 8/15/2013 ....................            325            307
      Xerox Corp.,
         5.65%, Due 5/15/2013 ....................            125            124
                                                                    ------------
                                                                           2,528
                                                                    ------------
   TELEPHONE - 1.53%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 ....................            325            305
      AT&T, Inc.,
         5.625%, Due 6/15/2016 ...................            250            248
         5.50%, Due 2/1/2018 .....................            400            390
         6.80%, Due 5/15/2036 + ..................            125            124
         6.40%, Due 5/15/2038 ....................            200            190
      Cingular Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ....................            250            266
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + ...................            250            240
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ....................            325            293
                                                                    ------------
                                                                           2,056
                                                                    ------------
   UTILITIES - 0.59%
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 + ..................            250            243
      MidAmerican Energy Holdings Co.,
         6.125%, Due 4/1/2036 ....................            325            305
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 + ..................            250            241
                                                                    ------------
                                                                             789
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        33,610
                                                                    ------------
CONVERTIBLE OBLIGATIONS - 12.77%
   COMMUNICATIONS - 1.27%
      Anixter International, Inc.,
         1.00%, Due 2/15/2013 ....................            400            481
      Liberty Media LLC,
         0.75%, Due 3/30/2023 ....................            320            324

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Symantec Corp.,
         1.00%, Due 6/15/2013 ....................   $        735   $        898
                                                                    ------------
                                                                           1,703
                                                                    ------------
   CONSUMER DISCRETIONARY - 0.90%
      Archer-Daniels-Midland Co.,
         0.875%, Due 2/15/2014 + .................            450            424
      Carnival Corp.,
         2.00%, Due 4/15/2021 + ..................            416            444
      Zero Coupon, Due 10/24/2021 ................            500            338
                                                                    ------------
                                                                           1,206
                                                                    ------------
      ON Semiconductor Corp.,
         , Due 4/15/2024 .........................            300            334
      SESI LLC,
         1.50%, Due 12/15/2026 ...................            130            157
                                                                    ------------
                                                                             491
                                                                    ------------
   ENERGY - 2.22%
      Chesapeake Energy Corp.,
         2.25%, Due 12/15/2038 ...................            555            529
      Nabors Industries, Inc.,
         0.94%, Due 5/15/2011 ....................            800            838
      Pioneer Natural Resources Co.,
         2.875%, Due 1/15/2038 ...................            235            295
      SESI LLC,
         1.50%, Due 12/15/2026 ++ ................            270            326
      Transocean, Inc.,
         1.625%, Due 12/15/2037 ..................            920            983
                                                                    ------------
                                                                           2,971
                                                                    ------------
   FINANCE - 0.48%
      SVB Financial Group,
         3.875%, Due 4/15/2011 ++ ................            525            646
                                                                    ------------
   HEALTH CARE - 0.75%
      Gilead Sciences, Inc.,
         0.625%, Due 5/1/2013 ....................            130            195
      Medtronic, Inc.,
         1.50%, Due 4/15/2011 ....................            280            300
         1.625%, Due 4/15/2013 ...................            475            512
                                                                    ------------
                                                                           1,007
                                                                    ------------
   INDUSTRIALS - 1.03%
      Alliant Techsystems, Inc.,
         2.75%, Due 9/15/2011 ++ .................            320            379
      Danaher Corp.,
         Zero Coupon, Due 1/22/2021 ..............            205            240
      Fisher Scientific International, Inc.,
         3.25%, Due 3/1/2024 .....................            400            646

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Lockheed Martin Corp.,
         2.426%, Due 8/15/2033 # .................   $         83   $        119
                                                                    ------------
                                                                           1,384
                                                                    ------------
   PHARMACEUTICALS - 1.96%
      Beckman Coulter, Inc.,
         2.50%, Due 12/15/2036 + .................            203            234
         2.50%, Due 12/15/2036 ++ ................            210            243
      Genzyme Corp.,
         1.25%, Due 12/1/2023 + ..................            200            226
      Gilead Sciences, Inc.,
         0.50%, Due 5/1/2011 ++ ..................            360            524
      Invitrogen Corp.,
         1.50%, Due 2/15/2024 ....................            486            495
      Teva Pharmaceutical Finance LLC,
         0.25%, Due 2/1/2026 .....................            885            912
                                                                    ------------
                                                                           2,634
                                                                    ------------
   REAL ESTATE - 0.17%
      GameStop Corp.,
         8.00%, Due 10/1/2012 ....................            225            232
                                                                    ------------
   SERVICES - 0.17%
      Quanta Services, Inc.,
         3.75%, Due 4/30/2026 ++ .................            150            224
                                                                    ------------
   SOFTWARE - 0.18%
      Red Hat, Inc.,
         0.50%, Due 1/15/2024 ....................            240            243
                                                                    ------------
   TECHNOLOGY - 3.27%
      Alliance Data Systems Corp.,
         1.75%, Due 8/1/2013 .....................            320            317
      Amkor Technology, Inc.,
         2.50%, Due 5/15/2011 ....................            420            388
      Avnet, Inc.,
         2.00%, Due 3/15/2034 ....................            210            217
      DRS Technologies, Inc.,
         2.00%, Due 2/1/2026 ++ ..................            310            420
      EMC Corp.,
         1.75%, Due 12/1/2011 ....................            750            861
      Intel Corp.,
         2.95%, Due 12/15/2035 ...................            825            799
      Linear Technology Corp.,
         3.00%, Due 5/1/2027 .....................            240            220
      NetApp, Inc.,
         1.75%, Due 6/1/2013 ++ ..................            575            602

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Sybase, Inc.,
         1.75%, Due 2/22/2025 ....................   $        405   $        567
                                                                    ------------
                                                                           4,391
                                                                    ------------
   TOTAL CONVERTIBLE OBLIGATIONS .................                        17,132
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.22%
   COMMERCIAL MORTGAGE-BACKED SECURITY - 2.22%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ........            509            510
         2007-2 A2, 5.634%, Due 4/10/2049 ........            650            634
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .....            165            165
         2007-CB19 A4, 5.747%, Due 2/12/2049 .....            400            372
         2007-CB20 A2, 5.629%, Due 2/12/2051 .....            650            632
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .......            450            409
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ......            260            255
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                         2,977
                                                                    ------------
ASSET-BACKED SECURITIES - 3.17%
   American Express Credit Account Master
      Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..........          1,300          1,324
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..            900            908
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ......          1,000          1,011
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 .........          1,000          1,008
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                         4,251
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 22.82%
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.97%
         5.00%, Due 2/1/2021 .....................          1,192          1,176
         4.50%, Due 4/1/2021 .....................          1,115          1,077
         5.00%, Due 5/1/2021 .....................          1,129          1,114
         5.50%, Due 11/1/2021 ....................            835            838
         4.50%, Due 4/1/2023 .....................          1,463          1,401
         5.00%, Due 9/1/2035 .....................          2,410          2,297
         5.50%, Due 4/1/2037 .....................            861            842
         5.50%, Due 6/1/2038 .....................          1,996          1,953
                                                                    ------------
                                                                          10,698
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.21%
      6.50%, Due 7/1/2032 ........................   $        431   $        446
      5.50%, Due 6/1/2033 ........................            979            963
      4.50%, Due 9/1/2034 ........................            444            409
      5.50%, Due 12/1/2035 .......................          1,004            985
      5.00%, Due 2/1/2036 ........................          1,633          1,557
      5.50%, Due 4/1/2036 ........................          1,558          1,530
      6.00%, Due 9/1/2036 ........................          1,319          1,327
      6.50%, Due 12/1/2036 .......................          1,130          1,162
      5.50%, Due 2/1/2037 ........................          1,284          1,259
      6.00%, Due 9/1/2037 ........................            873            878
      6.00%, Due 1/1/2038 ........................          2,053          2,065
      5.00%, Due 4/1/2038 ........................          1,973          1,875
      5.50%, Due 6/1/2038 ........................          1,973          1,933
                                                                    ------------
                                                                          16,389
                                                                    ------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.64%
      4.201%, Due 8/16/2026 ......................            630            628
      6.00%, Due 2/15/2033 .......................            920            934
      5.50%, Due 4/15/2033 .......................          1,180          1,176
      5.00%, Due 5/15/2033 .......................            831            807
                                                                    ------------
                                                                           3,545
                                                                    ------------
TOTAL U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS ....                        30,632
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 8.15%
   FEDERAL HOME LOAN BANK - 2.96%
      4.50%, Due 9/16/2013 + .....................          3,900          3,972
                                                                    ------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.15%
      5.125%, Due 4/18/2011                                 1,900          1,979
      6.25%, Due 7/15/2032 +                                  800            915
                                                                    ------------
                                                                           2,894
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.04%
      7.25%, Due 1/15/2010 .......................          2,500          2,652
      5.375%, Due 6/12/2017 + ....................          1,350          1,425
                                                                    ------------
                                                                           4,077
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS  ................                        10,943
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 17.06%
      4.50%, Due 3/31/2012 + .....................          5,000          5,256
      4.75%, Due 5/15/2014 + .....................          3,700          3,974
      4.125%, Due 5/15/2015 + ....................          2,575          2,673
      4.25%, Due 11/15/2017 + ....................          4,600          4,703
      7.875%, Due 2/15/2021 + ....................          1,400          1,863
      6.25%, Due 8/15/2023 + .....................            650            770
      6.875%, Due 8/15/2025 + ....................          1,400          1,777
      5.25%, Due 11/15/2028 + ....................            800            861

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      4.75%, Due 2/15/2037 + .....................   $      1,000   $      1,021
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                        22,898
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 1.39%
   American Beacon Money Market Select
      Fund Section ...............................      1,871,067          1,871
                                                                    ------------
SECURITIES LENDING COLLATERAL - 25.18%
   American Beacon Cash Plus Trust Section .......     26,194,103         26,194
   American Beacon Money Market Select
      Fund Section ...............................      7,600,545          7,601
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        33,795
                                                                    ------------
TOTAL INVESTMENTS 124.55% - (COST $167,969) ......                       167,154
LIABILITIES, NET OF OTHER ASSETS - (24.55%) ......                       (32,949)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    134,205
                                                                    ============

                             See accompanying notes

AMERICAN BEACON ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

Percentages are stated as a percent of net assets.

##      Non-income producing security.

+       All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,120 or 6.05% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

                            See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                             SHARES       VALUE
                                                           ----------   --------
                                                           (DOLLARS IN THOUSANDS)
PREFERRED STOCKS - 0.10%
DIVERSIFIED FINANCIALS - 0.10%
   Federal Home Loan Mortgage Corp. ## .................       10,000   $    169
                                                                        --------

                                                               PAR
                                                             AMOUNT
                                                           ----------
CORPORATE OBLIGATIONS - 94.51%
AUTO COMPONENTS - 1.58%
   Allison Transmission, 11.00%, Due 11/1/2015 ++ ......   $    1,500      1,358
   Cooper-Standard Automotive, Inc., 8.375%,
      Due 12/15/2014 ...................................          920        653
   TRW Automotive, Inc., 7.25%, Due 3/15/2017 ++ .......          900        774
                                                                        --------
                                                                           2,785
                                                                        --------
AUTO LOAN - 3.01%
   Ford Motor Credit Co. LLC,
      5.80%, Due 1/12/2009 .............................          200        194
      9.75%, Due 9/15/2010 .............................        1,200      1,036
      9.875%, Due 8/10/2011 ............................        2,480      2,022
   General Motors Acceptance Corp.,
      6.875%, Due 9/15/2011 ............................        2,700      1,783
      8.00%, Due 11/1/2031 .............................          500        280
                                                                        --------
                                                                           5,315
                                                                        --------
AUTOMOBILES - 0.75%
   Ford Motor Co.,
      8.875%, Due 1/15/2022 ............................          200        102
      7.45%, Due 7/16/2031 .............................        1,000        520
   General Motors Corp.,
      7.40%, Due 9/1/2025 ..............................          500        230
      8.375%, Due 7/15/2033 ............................          970        478
                                                                        --------
                                                                           1,330
                                                                        --------
CASINO/GAMING - 4.21%
   Fontainebleau Las Vegas Holdings LLC, 10.25%,
      Due 6/15/2015 ++ .................................        1,700        901
   Las Vegas Sands Corp., 6.375%, Due 2/15/2015 ........          500        382
   Mandalay Resort Group, 9.375%, Due 2/15/2010 ........          675        658
   MGM Mirage, 6.625%, Due 7/15/2015 ...................        1,500      1,181
   Park Place Entertainment Corp., 7.875%,
      Due 3/15/2010 ....................................        1,000        883
   Pinnacle Entertainment, Inc.,
      8.25%, Due 3/15/2012 .............................          800        758
      8.75%, Due 10/1/2013 .............................          100         96
   Pokagon Gaming Authority, 10.375%,
      Due 6/15/2014 ++ .................................        1,335      1,375
   Station Casinos, Inc.,
      6.00%, Due 4/1/2012 ..............................        1,100        737
      6.875%, Due 3/1/2016 .............................        1,000        455
                                                                        --------
                                                                           7,426
                                                                        --------
COMMERCIAL SERVICES - 0.87%
   Iron Mountain, Inc., 8.75%, Due 7/15/2018 ...........          700        710
   RSC Equipment Rental, Inc., 9.50%, Due 12/1/2014 ....        1,000        820
                                                                        --------
                                                                           1,530
                                                                        --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                           (DOLLARS IN THOUSANDS)
COMMUNICATIONS - 15.90%
   American Tower Corp., 7.00%, Due 10/15/2017 ++ ......   $      900   $    898
   CanWest Media, Inc., 8.00%, Due 9/15/2012 ...........          900        783
   CCH I Holdings LLC, 13.50%, Due 1/15/2014 ...........        1,000        685
   Centennial Communications Corp., 8.541%,
      Due 1/1/2013 # ...................................          770        767
   Charter Communications Holdings LLC,
      10.25%, Due 9/15/2010 ............................        1,100      1,048
      13.50%, Due 1/15/2011 ............................        1,100        864
      11.00%, Due 10/1/2015 ............................          900        682
   Clear Channel Communications, Inc., 7.65%,
      Due 9/15/2010 ....................................        1,000        940
   Cricket Communications, Inc., 9.375%,
      Due 11/1/2014 ....................................          925        907
   CSC Holdings, Inc., 7.625%, Due 7/15/2018 ...........          600        552
   Dex Media, Inc., 8.00%, Due 11/15/2013 ..............          860        525
   Digicel Group Ltd., 8.875%, Due 1/15/2015 ++ ........        1,200      1,107
   DirecTV Holdings LLC/DirecTV Financing Co.,
      7.625%, Due 5/15/2016 ++ .........................        1,200      1,191
   Echostar DBS Corp., 7.125%, Due 2/1/2016 ............        1,200      1,107
   HSN, Inc., 11.25%, Due 8/1/2016 ++ ..................          650        652
   Idearc, Inc., 8.00%, Due 11/15/2016 .................        2,500      1,137
   Intelsat Jackson Holdings Ltd., 11.25%,
      Due 6/15/2016 ....................................          200        207
   Intelsat Subsidiary Holding Co. Ltd.,
      8.50%, Due 4/15/2013 ++ ..........................          700        693
      8.875%, Due 1/15/2015 ++ .........................          100         99
   L-3 Communications Corp., 6.125%, Due 7/15/2013 .....          300        287
   Lamar Media Corp., 7.25%, Due 1/1/2013 ..............          900        859
   Liberty Media LLC, 5.70%, Due 5/15/2013 .............          900        810
   Mediacom LLC / Mediacom Capital Corp., 9.50%,
      Due 1/15/2013 ....................................        1,200      1,134
   MetroPCS Wireless, Inc., 9.25%, Due 11/1/2014 .......          900        873
   National Cable plc, 9.125%, Due 8/15/2016 ...........        1,000        925
   Nortel Networks Ltd., 10.75%, Due 7/15/2016 ++ ......          700        686
   Quebecor Media, Inc., 7.75%, Due 3/15/2016 ..........        1,650      1,522
   Qwest Communications International, Inc., 7.50%,
      Due 2/15/2014 ....................................        1,000        922
   Qwest Corp., 6.069%, Due 6/15/2013 # ................          750        696
   Radio One, Inc., 6.375%, Due 2/15/2013 ..............          800        584
   Sprint Capital Corp.,
      7.625%, Due 1/30/2011 ............................          250        242
      8.75%, Due 3/15/2032 .............................          250        223
   Telesat Canada, 12.50%, Due 11/1/2017 ++ ............          800        738
   Time Warner Telecom Holdings, Inc., 9.25%,
      Due 2/15/2014 ....................................          500        507
   Umbrella Acquisition, Inc., 9.75%,
      Due 3/15/2015 ++ .................................        2,100      1,601
   XM Satellite Radio Holdings, Inc., 13.00%,
      Due 8/1/2013 ++ ..................................          665        607
                                                                        --------
                                                                          28,060
                                                                        --------
CONSTRUCTION & ENGINEERING - 0.47%
   KB Home,
      6.25%, Due 6/15/2015                                        700        583

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                           (DOLLARS IN THOUSANDS)
      7.25%, Due 6/15/2018 .............................   $      300   $    249
                                                                        --------
                                                                             832
                                                                        --------
CONSUMER DISCRETIONARY - 2.87%
   ACE Hardware Corp., 9.125%, Due 6/1/2016 ++ .........          375        341
   Carrols Corp., 9.00%, Due 1/15/2013 .................        1,050        903
   Lear Corp., 8.75%, Due 12/1/2016 ....................        1,050        829
   Michaels Stores, Inc.,
      10.00%, Due 11/1/2014 ............................        1,545      1,240
      11.375%, Due 11/1/2016 ...........................          500        353
   Neiman Marcus Group, Inc., 9.00%, Due 10/15/2015 ....          750        735
   Riddell Bell Holdings, Inc., 8.375%,
      Due 10/1/2012 ....................................          250        196
   Ticketmaster, 10.75%, Due 8/1/2016 ++ ...............          445        461
                                                                        --------
                                                                           5,058
                                                                        --------
CONSUMER STAPLES - 3.30%
   Biomet, Inc., 11.625%, Due 10/15/2017 ...............          500        528
   Constellation Brands, Inc., 8.125%, Due 1/15/2012 ...          185        185
   CRC Health Corp., 10.75%, Due 2/1/2016 ..............          960        758
   Dean Foods Co., 7.00%, Due 6/1/2016 .................          600        543
   Dole Food, Inc., 8.625%, Due 5/1/2009 ...............          100         98
   Education Management LLC, 8.75%, Due 6/1/2014 .......          775        698
   Jarden Corp., 7.50%, Due 5/1/2017 ...................          900        783
   Reable Therapeutics, 11.75%, Due 11/15/2014 .........          525        493
   Reynolds American, Inc., 7.625%, Due 6/1/2016 .......          900        930
   Smithfield Foods, Inc., 7.75%, Due 5/15/2013 ........          900        815
                                                                        --------
                                                                           5,831
                                                                        --------
ENERGY - 13.95%
   CGGVeritas, 7.75%, Due 5/15/2017 ....................          100         99
   Chesapeake Energy Corp.,
      6.625%, Due 1/15/2016 ............................        1,200      1,152
      7.25%, Due 12/15/2018 ............................          200        196
   Cie Generale de Geophysique-Veritas, 7.50%,
      Due 5/15/2015 ....................................          800        792
   Compton Petroleum Finance Corp., 7.625%,
      Due 12/1/2013 ....................................          750        731
   Copano Energy LLC,
      8.125%, Due 3/1/2016 .............................          800        780
      7.75%, Due 6/1/2018 ++ ...........................          100         95
   Dynegy Holdings, Inc.,
      8.375%, Due 5/1/2016 .............................          900        893
      7.75%, Due 6/1/2019 ..............................          250        230
   El Paso Corp., 6.875%, Due 6/15/2014 ................          900        898
   Energy Partners Ltd., 9.75%, Due 4/15/2014 ..........          515        474
   EXCO Resources, Inc., 7.25%, Due 1/15/2011 ..........          900        891
   Helix Energy Solutions Group, Inc., 9.50%,
      Due 1/15/2016 ++ .................................          500        500
   Intergen NV, 9.00%, Due 6/30/2017 ++ ................          900        918
   International Coal Group, Inc., 10.25%,
      Due 7/15/2014 ....................................          430        438
   Linn Energy LLC, 9.875%, Due 7/1/2018 ++ ............          460        452

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                           ---------------------
                                                           (DOLLARS IN THOUSANDS)
   Mariner Energy, Inc., 7.50%, Due 4/15/2013 ..........   $      800   $    758
   MarkWest Energy Partners LP,
      6.875%, Due 11/1/2014 ............................          800        746
      8.75%, Due 4/15/2018 ++ ..........................          500        497
   Mirant Americas Generation LLC, 8.30%,
         Due 5/1/2011 . ................................          700        714
   Mirant North America LLC, 7.375%, Due 12/31/2013 ....          900        900
   NRG Energy, Inc.,
      7.25%, Due 2/1/2014 ..............................          700        682
      7.375%, Due 2/1/2016 .............................        1,300      1,261
   OPTI Canada, Inc., 8.25%, Due 12/15/2014 ............          750        756
   Peabody Energy Corp., 7.375%, Due 11/1/2016 .........          400        408
   PetroHawk Energy Corp., 9.125%, Due 7/15/2013 .......        1,200      1,215
   Plains Exploration & Production Co., 7.625%,
      Due 6/1/2018 .....................................        1,000        970
   Quicksilver Resources, Inc., 7.75%, Due 8/1/2015 ....        1,410      1,371
   Regency Energy Partners LP, 8.375%, Due 12/15/2013 ..          577        589
   SandRidge Energy, Inc., 8.00%, Due 6/1/2018 ++ ......        1,250      1,238
   Seitel, Inc., 9.75%, Due 2/15/2014 ..................          750        667
   Tesoro Corp., 6.50%, Due 6/1/2017 ...................        1,200      1,020
   Williams Cos., Inc.,
      7.625%, Due 7/15/2019 ............................          500        525
      7.875%, Due 9/1/2021 .............................          400        425
      8.75%, Due 3/15/2032 .............................          300        341
                                                                        --------
                                                                          24,622
                                                                        --------
FINANCE - 11.26%
   American Real Estate Partners, L.P., 8.125%,
      Due 6/1/2012 .....................................        1,125      1,074
   BF Saul Reit, 7.50%, Due 3/1/2014 ...................          815        699
   E*Trade Financial Corp., 12.50%, Due 11/30/2017 .....        1,250      1,319
   FMC Finance III S.A., 6.875%, Due 7/15/2017 .........          300        288
   Forest City Enterprises, Inc., 7.625%,
      Due 6/1/2015 .....................................          600        534
   Galaxy Entertainment Finance Co. Ltd., 9.875%,
      Due 12/15/2012 ++ ................................        1,000        965
   Hawker Beechcraft Acquisition Co. LLC, 9.75%,
      Due 4/1/2017 .....................................          750        741
   Hexion US Finance Corp., 9.75%, Due 11/15/2014 ......          460        392
   HUB International Holdings, Inc., 10.25%,
      Due 6/15/2015 ++ .................................        1,100        880
   Hughes Network Systems LLC/HNS Finance Corp., 9.50%,
      Due 4/15/2014 ....................................          900        910
   JP Morgan Chase & Co., 7.90%, Due 12/31/2049 ........          900        833
   KAR Holdings, Inc., 10.00%, Due 5/1/2015 ............        1,000        830
   LaBranche & Co, Inc., 11.00%, Due 5/15/2012 .........          850        868
   Lehman Brothers Holdings, Inc., 6.20%,
      Due 9/26/2014 ....................................          900        828
   Liberty Mutual Group, Inc., 10.75%,
      Due 6/15/2058 ++ .................................          500        460
   Merrill Lynch & Co., Inc., 6.875%, Due 4/25/2018 ....          900        842
   Nuveen Investments, Inc., 5.00%, Due 9/15/2010 ......          625        555
   Petroplus Finance Ltd., 6.75%, Due 5/1/2014 ++ ......        1,100        963
   Pinnacle Foods Finance LLC, 10.625%, Due 4/1/2017 ...        1,000        790
   Rainbow National Services LLC, 10.375%,
      Due 9/1/2014 ++ ..................................        1,000      1,059

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                           ---------------------
                                                           (DOLLARS IN THOUSANDS)
   Realogy Corp., 10.50%, Due 4/15/2014 ................   $    1,000   $    650
   Rouse Company, 8.00%, Due 4/30/2009 .................          750        737
   Tim Hellas Telecommunications, 8.541%,
      Due 1/15/2015 ++ # ...............................          500        365
   USI Holdings Corp., 9.75%, Due 5/15/2015 ++ .........          550        444
   Vanguard Health Holding Co I LLC, , Due 10/1/2015 ...        1,050        924
   Wachovia Capital Trust III, 5.80%, Due 3/15/2042 ....          500        283
   Washington Mutual Preferred Funding LLC, 9.75%,
      Due 10/29/2049 ++ ................................        1,000        460
   Wells Fargo Capital XIII, 7.70%, Due 12/29/2049 .....          200        189
                                                                        --------
                                                                          19,882
                                                                        --------
HEALTH CARE - 5.65%
   DaVita, Inc., 7.25%, Due 3/15/2015 ..................          900        885
   Fresenius Medical Care Capital Trust IV, 7.875%,
      Due 6/15/2011 ....................................          800        812
   HCA, Inc.,
      9.125%, Due 11/15/2014 ...........................        1,100      1,133
      6.50%, Due 2/15/2016 .............................          900        749
      9.625%, Due 11/15/2016 ...........................        1,000      1,030
   HealthSouth Corp., 9.133%, Due 6/15/2014 # ..........          850        865
   Tenet Healthcare Corp., 9.875%, Due 7/1/2014 ........        1,000      1,005
   United Surgical Partners International, Inc., 9.25%,
      Due 5/1/2017 .....................................          900        788
   Universal Hospital Services, Inc., 6.303%,
      Due 6/1/2015 # ...................................          200        186
   US Oncology, Inc.,
      7.949%, Due 3/15/2012 # ..........................          948        758
      10.75%, Due 8/15/2014 ............................        1,000        983
   Vanguard Health Holding Co. II LLC, 9.00%,
      Due 10/1/2014 ....................................          800        780
                                                                        --------
                                                                           9,974
                                                                        --------
HOTELS, RESTAURANTS & LEISURE - 2.04%
   Denny's Holdings, Inc., 10.00%, Due 10/1/2012 .......          475        458
   Gaylord Entertainment Co., 8.00%, Due 11/15/2013 ....          750        698
   Host Hotels & Resorts LP, 6.875%, Due 11/1/2014 .....          600        534
   Host Marriott LP, 7.125%, Due 11/1/2013 .............          600        552
   OSI Restaurant Partners, Inc., 10.00%,
      Due 6/15/2015 ....................................          600        369
   Royal Caribbean Cruises Ltd., 7.25%, Due 3/15/2018 ..        1,200        996
                                                                        --------
                                                                           3,607
                                                                        --------
INDUSTRIALS - 10.67%
   Allied Waste North America, Inc., 6.875%,
      Due 6/1/2017 .....................................          400        384
   Bowater, Inc., 9.00%, Due 8/1/2009 ..................        1,000        915
   Casella Waste Systems, Inc., 9.75%, Due 2/1/2013 ....        1,250      1,237
   Celestica, Inc., 7.625%, Due 7/1/2013 ...............          200        191
   CEVA Group plc, 10.00%, Due 9/1/2014 ++ .............          800        808
   Clean Harbors, Inc., 11.25%, Due 7/15/2012 ..........          295        311
   Crown Americas LLC, 7.75%, Due 11/15/2015 ...........          900        929
   DRS Technologies, Inc.,
      6.875%, Due 11/1/2013 ............................          200        201
      7.625%, Due 2/1/2018 .............................          100        104
   Goodyear Tire & Rubber Co., 8.625%, Due 12/1/2011 ...        1,000      1,013

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                              PAR
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                           (DOLLARS IN THOUSANDS)
   Hovnanian Enterprises, Inc., 11.50%, Due
      5/1/2013 ++ ......................................   $      500   $    506
   Interface, Inc., 10.375%, Due 2/1/2010 ..............          819        860
   Intertape Polymer US, Inc., 8.50%, Due 8/1/2014 .....        1,100        979
   Jabil Circuit, Inc., 8.25%, Due 3/15/2018 ++ ........          525        522
   Nortek, Inc., 10.00%, Due 12/1/2013 ++ ..............          800        716
   Novelis, Inc., 7.25%, Due 2/15/2015 .................        1,000        925
   Owens-Brockway Glass Containers, Inc., 6.75%, Due
      12/1/2014 ........................................          900        884
   RBS Global, Inc., 9.50%, Due 8/1/2014 ...............        1,205      1,151
   Sanmina-SCI Corp.,
      5.526%, Due 6/15/2014 ++ # .......................          200        186
      8.125%, Due 3/1/2016 .............................          700        623
   Smurfit Kappa Funding plc, 7.75%, Due 4/1/2015 ......          200        180
   Solo Cup Co., 8.50%, Due 2/15/2014 ..................          575        492
   Stallion Oilfield Services, 9.75%, Due 2/1/2015 ++ ..          500        395
   Stone Container Corp, 8.375%, Due 7/1/2012 ..........        1,000        883
   Terex Corp., 8.00%, Due 11/15/2017 ..................          800        782
   TFM S.A.B. de C.V., 9.375%, Due 5/1/2012 ............          500        516
   TransDigm, Inc., 7.75%, Due 7/15/2014 ...............          800        780
   Vitro S.A.B. de C.V., 9.125%, Due 2/1/2017 ..........          500        371
   WCA Waste Corp., 9.25%, Due 6/15/2014 ...............        1,000        990
                                                                        --------
                                                                          18,834
                                                                        --------
MATERIALS - 6.51%
   Freeport-McMoRan Copper & Gold, Inc., 8.375%, Due
      4/1/2017 .........................................        1,000      1,047
   Georgia-Pacific Corp., 9.50%, Due 12/1/2011 .........          200        202
   Huntsman International LLC, 7.875%, Due 11/15/2014 ..          700        656
   Ineos Group Holdings plc, 8.50%, Due 2/15/2016 ++ ...        1,100        737
   MacDermid, Inc., 9.50%, Due 4/15/2017 ++ ............        1,885      1,725
   Momentive Performance Materials, Inc., 9.75%, Due
      12/1/2014 ........................................          620        549
   Nalco Co., 8.875%, Due 11/15/2013 ...................        1,000      1,032
   Newark Group, Inc., 9.75%, Due 3/15/2014 ............        2,200      1,452
   NewPage Corp., 10.00%, Due 5/1/2012 ++ ..............        1,000        957
   Norske Skogindustrier ASA,
      8.625%, Due 6/15/2011 ............................        1,100        902
      6.125%, Due 10/15/2015 ++ ........................          750        454
   Sappi Papier Holding AG, 7.50%, Due 6/15/2032 ++ ....          750        575
   Steel Dynamics, Inc., 7.75%, Due 4/15/2016 ++ .......          750        739
   Tube City IMS Corp., 9.75%, Due 2/1/2015 ............          500        465
                                                                        --------
                                                                          11,492
                                                                        --------
MEDIA - 0.89%
   R.H. Donnelley Corp.,
      6.875%, Due 1/15/2013 ............................          200         99
      8.875%, Due 1/15/2016 ............................        1,400        675
   WMG Acquisition Corp., 7.375%, Due 4/15/2014 ........        1,000        790
                                                                        --------
                                                                           1,564
                                                                        --------

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                               PAR
                                                             AMOUNT       VALUE
                                                           ----------   --------
                                                           (DOLLARS IN THOUSANDS)
RETAIL - 1.01%
   Dollar General Corp., 10.625%, Due 7/15/2015 ........   $      900   $    907
   Jostens IH Corp., 7.625%, Due 10/1/2012 .............          900        873
                                                                        --------
                                                                           1,780
                                                                        --------
SERVICES - 1.09%
   ARAMARK Corp.,
   6.301%, Due 2/1/2015 # ..............................        1,000        920
   8.50%, Due 2/1/2015 .................................        1,000        996
                                                                        --------
                                                                           1,916
                                                                        --------
TECHNOLOGY - 2.73%
   Celestica, Inc., 7.875%, Due 7/1/2011 ...............          500        502
   First Data Corp., 9.875%, Due 9/24/2015 ++ ..........        1,000        885
   Freescale Semiconductor, Inc., 8.875%, Due
      12/15/2014 .......................................        2,250      1,907
   SunGard Data Systems, Inc.,
   9.125%, Due 8/15/2013 ...............................          200        205
   10.25%, Due 8/15/2015 ...............................        1,300      1,319
                                                                        --------
                                                                           4,818
                                                                        --------
TELECOMMUNICATION SERVICES - 1.71%
   Inmarsat Finance plc, Zero Coupon, Due
      11/15/2012 # .....................................          900        904
   Millicom International Cellular S.A., 10.00%,
      Due 12/1/2013 ....................................          400        421
   Rural Cellular Corp., 8.25%, Due 3/15/2012 ..........          750        767
   Wind Acquisition Finance S.A., 10.75%, Due
      12/1/2015 ++ .....................................          900        932
                                                                        --------
                                                                           3,024
                                                                        --------
UTILITIES - 4.04%
   AES Corp., 8.00%, Due 10/15/2017 ....................        2,100      2,069
   Edison Mission Energy, 7.00%, Due 5/15/2017 .........        1,100      1,039
   Elwood Energy LLC, 8.159%, Due 7/5/2026 .............          529        511
   Energy Future Holdings Corp., 10.875%, Due
      11/1/2017 ++ .....................................          160        165
   Inergy LP/Inergy Finance Corp., 8.25%, Due
      3/1/2016 ++ ......................................          650        626
   PNM Resources, Inc., 9.25%, Due 5/15/2015 ...........          400        407
   Texas Competitive Electric Holdings Co. LLC, 10.25%,
      Due 11/1/2015 ++ .................................        2,315      2,315
                                                                        --------
                                                                           7,132
                                                                        --------
   TOTAL CORPORATE OBLIGATIONS .........................                 166,812
                                                                        --------
CONVERTIBLE OBLIGATIONS - 0.22%
INDUSTRIALS - 0.22%
   Horizon Lines, Inc., 4.25%, Due 8/15/2012 ...........          500        396
                                                                        --------

                                                             SHARES
                                                           ----------
SHORT TERM INVESTMENTS - 3.37%
   American Beacon Money Market Select Fund Section ....    5,943,439      5,943
                                                                        --------
TOTAL INVESTMENTS - 98.20% (COST $187,798)                              $173,320
OTHER ASSETS, NET OF LIABILITIES - 1.80%                                   3,172
                                                                        --------
TOTAL NET ASSETS - 100.00%                                              $176,492
                                                                        ========

                             See accompanying notes

AMERICAN BEACON HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

        Percentages are stated as a percent of net assets.

##      Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $36,021 or 20.41% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 26.47%
AEROSPACE & DEFENSE - 0.13%
   Raytheon Co., 5.375%, Due 4/1/2013 ............   $        200   $        204
                                                                    ------------
BANKS - 4.83%
   Bank of America Corp.,
      7.80%, Due 9/15/2016 .......................            500            536
      6.00%, Due 9/1/2017 ........................            200            193
      5.75%, Due 12/1/2017 .......................            585            549
   Bank of New York Mellon Corp., 4.95%,
      Due 11/1/2012 ..............................            140            139
   Bank One Corp.,
      5.90%, Due 11/15/2011 + ....................            440            449
      4.90%, Due 4/30/2015 .......................            200            187
   Citigroup, Inc.,
      5.125%, Due 2/14/2011 + ....................          1,200          1,192
      6.125%, Due 11/21/2017 .....................            455            436
   ING Bank, NV, 5.125%, Due 5/1/2015 ++ .........            250            244
   JP Morgan Chase & Co.,
      6.75%, Due 2/1/2011 ........................            625            648
      6.00%, Due 1/15/2018 .......................            610            592
   National City Bank, 4.50%, Due 3/15/2010 ......            750            624
   Synovus Financial Corp., 4.875%,
      Due 2/15/2013 ..............................            200            178
   Wachovia Corp.,
      5.30%, Due 10/15/2011 ......................            200            187
      5.70%, Due 8/1/2013 ........................            100             93
      5.75%, Due 2/1/2018 ........................            145            124
   Washington Mutual Finance Corp., 6.875%,
      Due 5/15/2011 ..............................            230            235
   Washington Mutual, Inc.,
      8.25%, Due 4/1/2010 ........................            200            130
      4.625%, Due 4/1/2014 .......................            500            247
   Wells Fargo & Co.,
      5.25%, Due 10/23/2012 ......................            500            495
      4.375%, Due 1/31/2013 ......................            200            190
      5.625%, Due 12/11/2017 .....................            200            191
                                                                    ------------
                                                                           7,859
                                                                    ------------
BASIC MATERIALS - 0.31%
   International Paper Co., 7.40%,
      Due 6/15/2014 ..............................            290            290
   Weyerhaeuser Co., 5.95%, Due 11/1/2008 ........            210            211
                                                                    ------------
                                                                             501
                                                                    ------------
COMMUNICATIONS - 1.12%
   Comcast Cable Communications Holdings, Inc.,
      8.375%, Due 3/15/2013 ......................            450            497
   Comcast Corp.,
      5.30%, Due 1/15/2014 .......................            220            213
      5.875%, Due 2/15/2018 ......................            135            130
   Rogers Communications, Inc., 6.80%,
      Due 8/15/2018 ..............................            250            250

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
   Time Warner Cable, Inc., 5.85%, Due 5/1/2017 ..   $        505   $        481
   Verizon Communications, Inc., 6.90%,
      Due 4/15/2038 ..............................            250            248
                                                                    ------------
                                                                           1,819
                                                                    ------------
CONSUMER DISCRETIONARY - 0.48%
   Best Buy Co., Inc., 6.75%, Due 7/15/2013 ++ ...            240            244
   Wal-Mart Stores, Inc.,
      7.55%, Due 2/15/2030 .......................            250            277
      6.20%, Due 4/15/2038 .......................            265            259
                                                                    ------------
                                                                             780
                                                                    ------------
CONSUMER STAPLES - 0.58%
   Archer-Daniels-Midland Co., 6.45%,
      Due 1/15/2038 ..............................            140            133
   Diageo Capital plc, 5.75%, Due 10/23/2017 .....            145            141
   Dr Pepper Snapple Group, Inc., 6.82%,
      Due 5/1/2018 ++ ............................            140            141
   Kellogg Co., 4.25%, Due 3/6/2013 ..............            250            244
   Kraft Foods, Inc., 6.50%, Due 8/11/2017 .......            285            286
                                                                    ------------
                                                                             945
                                                                    ------------
ENERGY - 1.66%
   Apache Corp., 5.25%, Due 4/15/2013 ............            510            517
   Cameron International Corp., 6.375%,
      Due 7/15/2018 ..............................            125            125
   Canadian Natural Resources Ltd.,
      6.70%, Due 7/15/2011 .......................            135            140
      6.25%, Due 3/15/2038 .......................            250            236
   ConocoPhillips, 5.20%, Due 5/15/2018 ..........            250            247
   Consolidated Natural Gas Co., 6.00%,
      Due 10/15/2010 .............................            175            181
   EOG Resources, Inc., 4.75%, Due 3/15/2014 ++ ..            200            205
   Marathon Oil Corp., 6.00%, Due 10/1/2017 ......            275            272
   Suncor Energy, Inc., 6.10%, Due 6/1/2018 ......            310            310
   Transocean, Inc., 6.00%, Due 3/15/2018 ........            290            294
   Weatherford International, Inc., 5.95%,
      Due 6/15/2012 ..............................            180            183
                                                                    ------------
                                                                           2,710
                                                                    ------------
FINANCE - 4.28%
   American Express Co., 8.15%, Due 3/19/2038 ....            165            170
   American Express Credit Corp., 5.875%,
      Due 5/2/2013 ...............................            270            265
   American General Finance Corp.,
      4.875%, Due 5/15/2010 ......................            200            185
      4.00%, Due 3/15/2011 + .....................            535            473
   American Honda Finance Corp., 4.625%,
      Due 4/2/2013 ++ ............................            250            241
   Ameriprise Financial, Inc., 5.35%,
      Due 11/15/2010 .............................            480            477
   Bear Stearns Cos., Inc., 7.25%, Due 2/1/2018 ..            145            151
   Capital One Financial Corp., 5.70%,
      Due 9/15/2011 ..............................            200            185
   CIT Group, Inc., 4.75%, Due 12/15/2010 ........            160            131
   Countrywide Home Loans, Inc., 4.00%,
      Due 3/22/2011 ..............................             70             65
   General Electric Capital Corp.,
      4.375%, Due 3/3/2012 .......................            350            346
      5.65%, Due 6/9/2014 ........................            450            456

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                         PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      5.625%, Due 5/1/2018 .......................   $        250   $        243
   Goldman Sachs Group, Inc.,
      4.75%, Due 7/15/2013 .......................            300            289
      6.25%, Due 9/1/2017 ........................            200            195
      5.95%, Due 1/18/2018 .......................            215            204
      6.75%, Due 10/1/2037 .......................            145            128
   HSBC Finance Corp., 5.25%, Due 1/14/2011 ......          1,000          1,002
   International Lease Finance Corp.,
      6.375%, Due 3/15/2009 + ....................            450            446
      5.75%, Due 6/15/2011 .......................            240            219
   Lehman Brothers Holdings, Inc.,
      4.25%, Due 1/27/2010 + .....................            200            192
      6.20%, Due 9/26/2014 .......................            190            175
   Merrill Lynch & Co., Inc.,
      5.45%, Due 2/5/2013 ........................            145            135
      6.875%, Due 4/25/2018 ......................            180            169
      6.11%, Due 1/29/2037 .......................            250            186
   Simon Property Group LP, 5.30%,
      Due 5/30/2013 ..............................            250            238
                                                                    ------------
                                                                           6,966
                                                                    ------------
HEALTH CARE - 0.49%
   Covidien International Finance SA, 5.45%,
      Due 10/15/2012 ++ ..........................            120            120
   GlaxoSmithKline Capital, Inc., 5.65%,
      Due 5/15/2018 ..............................            125            125
   UnitedHealth Group, Inc., 5.25%,
      Due 3/15/2011 ..............................            560            554
                                                                    ------------
                                                                             799
                                                                    ------------
INDUSTRIALS - 3.06%
   ArcelorMittal South Africa Ltd., 6.125%,
      Due 6/1/2018 ++ ............................            340            327
   Burlington Northern Santa Fe Corp., 5.75%,
      Due 3/15/2018 + ............................            250            244
   Canadian National Railway Co., 5.55%,
      Due 5/15/2018 ..............................            250            244
   Caterpillar Financial Services Corp.,
      4.15%, Due 1/15/2010 .......................            200            201
      4.85%, Due 12/7/2012 .......................            185            187
      4.25%, Due 2/8/2013 ........................            250            245
   CRH America, Inc., 6.00%, Due 9/30/2016 .......            315            280
   Daimler Finance NA LLC,
      5.875%, Due 3/15/2011 ......................            300            301
      5.75%, Due 9/8/2011 ........................            200            200
   Eaton Corp., 5.60%, Due 5/15/2018 + ...........            195            191
   GlaxoSmithKline Capital, Inc., 6.375%,
      Due 5/15/2038 ..............................            200            199
   Honeywell International, Inc., 4.25%,
      Due 3/1/2013 ...............................            250            247
   John Deere Capital Corp.,
      4.125%, Due 1/15/2010 + ....................            600            601
      5.40%, Due 10/17/2011 ......................            235            239
   Koninklijke Philips Electronics NV, 5.75%,
      Due 3/11/2018 ..............................            165            163
   Masco Corp., 6.125%, Due 10/3/2016 + ..........            135            117
   Nissan Motor Acceptance Corp., 5.625%,
      Due 3/14/2011 ++ ...........................            200            199

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Norfolk Southern Corp.,
         5.75%, Due 4/1/2018 .....................   $        250   $        244
      Tyco Electronics Group SA,
         6.55%, Due 10/1/2017 ....................            225            222
      Union Pacific Corp.,
         6.50%, Due 4/15/2012 ....................            200            208
      United Technologies Corp.,
         6.125%, Due 7/15/2038 ...................            125            123
                                                                    ------------
                                                                           4,982
                                                                    ------------
   INSURANCE - 2.71%
      Aegon Funding Corp.,
         5.75%, Due 12/15/2020 ...................            200            174
      American International Group, Inc.,
         5.85%, Due 1/16/2018 ....................            200            179
         6.25%, Due 5/1/2036 .....................            250            213
      ASIF Global Financing,
         3.90%, Due 10/22/2008 ++ ................            300            299
      Hartford Financial Services Group, Inc.,
         5.25%, Due 10/15/2011 ...................            575            568
         5.375%, Due 3/15/2017 ...................            345            323
      John Hancock Global Funding II,
         7.90%, Due 7/2/2010 ++ ..................            700            746
      Lincoln National Corp.,
         4.75%, Due 2/15/2014 ....................            100            96
      MetLife, Inc.,
         5.375%, Due 12/15/2012 + ................            240            237
         5.00%, Due 6/15/2015 ....................            320            305
         6.375%, Due 6/15/2034 ...................            200            189
      Metropolitan Life Global Funding I,
         4.625%, Due 8/19/2010 ++ ................            500            504
      Prudential Financial, Inc.,
         4.50%, Due 7/15/2013 ....................            200            189
         5.10%, Due 9/20/2014 ....................            280            265
      Willis North America, Inc.,
         6.20%, Due 3/28/2017 ....................            130            121
                                                                    ------------
                                                                           4,408
                                                                    ------------
   PHARMACEUTICALS - 0.72%
      AstraZeneca plc,
         5.40%, Due 9/15/2012 ....................            320            329
      Bristol-Myers Squibb Co.,
         5.45%, Due 5/1/2018 .....................            125            123
      Hospira, Inc.,
         6.05%, Due 3/30/2017 ....................            205            198
      Schering-Plough Corp.,
         6.75%, Due 12/1/2033 ....................            185            185
      Wyeth Corp.,
         5.50%, Due 2/1/2014 .....................            335            339
                                                                    ------------
                                                                           1,174
                                                                    ------------
   REAL ESTATE - 0.73%
      Equity Residential,
         5.125%, Due 3/15/2016 ...................            355            314
      iStar Financial, Inc.,
         5.85%, Due 3/15/2017 ....................            350            234
      ProLogis Trust,
         5.50%, Due 4/1/2012 .....................            300            294
         5.625%, Due 11/15/2016 ..................            200            184
      Simon Property Group LP,
         5.75%, Due 12/1/2015 ....................            170            166
                                                                    ------------
                                                                           1,192
                                                                    ------------
   TECHNOLOGY - 0.87%
      Cisco Systems, Inc.,
         5.25%, Due 2/22/2011 ....................            200            206
      Computer Sciences Corp.,
         5.50%, Due 3/15/2013 ++ .................             70             69

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
         6.50%, Due 3/15/2018 ++ .................   $        240   $        242
      Hewlett-Packard Co., 4.50%, Due 3/1/2013 ...            535            530
      Oracle Corp., 4.95%, Due 4/15/2013 + .......            245            248
      Xerox Corp., 5.65%, Due 5/15/2013 ..........            125            124
                                                                    ------------
                                                                           1,419
                                                                    ------------
   TELEPHONE - 1.86%
      America Movil, S.A.B. de C.V.,
         6.375%, Due 3/1/2035 ....................            250            234
      AT&T, Inc.,
         5.10%, Due 9/15/2014 ....................            655            642
         5.625%, Due 6/15/2016 ...................            200            198
         5.50%, Due 2/1/2018 .....................            300            293
         6.80%, Due 5/15/2036 ....................            125            124
         6.40%, Due 5/15/2038 ....................            125            119
      Cingular Wireless Services, Inc.,
         7.875%, Due 3/1/2011 ....................            200            213
         8.75%, Due 3/1/2031 .....................            170            198
      Deutsche Telekom AG,
         8.00%, Due 6/15/2010 ....................            150            159
      Telecom Italia S.p.A.,
         4.00%, Due 11/15/2008 ...................            220            220
      Telefonica Emisiones SAU,
         5.984%, Due 6/20/2011 ...................            160            162
      Verizon Communications, Inc.,
         5.50%, Due 4/1/2017 + ...................            250            240
      Vodafone Group plc,
         6.15%, Due 2/27/2037 ....................            250            225
                                                                    ------------
                                                                           3,027
                                                                    ------------
   UTILITIES - 2.64%
      Columbus Southern Power Co.,
         5.50%, Due 3/1/2013 .....................            495            496
      Dominion Resources, Inc., Series A,
         5.60%, Due 11/15/2016 ...................            135            130
      Duke Energy Carolinas LLC,
         5.10%, Due 4/15/2018 + ..................            250            243
      Duke Energy Indiana, Inc.,
         6.05%, Due 6/15/2016 + ..................            355            353
      FPL Group Capital, Inc.,
         5.625%, Due 9/1/2011 ....................            540            557
      MidAmerican Energy Holdings Co.,
         5.875%, Due 10/1/2012 ...................            405            416
         6.125%, Due 4/1/2036 ....................            250            235
      Public Service Enterprise Group, Inc.,
         6.95%, Due 6/1/2012                                  430            449
      Southern Power Co., 6.25%, Due 7/15/2012 ...            450            469
      Union Electric Co., 6.70%, Due 2/1/2019 ....            150            151
      Virginia Electric and Power Co.,
         5.40%, Due 4/30/2018 + ..................            250            241
      Xcel Energy, Inc., 5.613%, Due 4/1/2017 ....            581            554
                                                                    ------------
                                                                           4,294
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS                                         43,079
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 6.45%
      Banc of America Commercial Mortgage, Inc.,
         2005-6 A1, 5.001%, Due 9/10/2047 ........            255            255
         2007-2 A2, 5.634%, Due 4/10/2049 ........            450            439
      Banc of America Mortgage Securities, Inc.,
         2004-8 3A1, 5.25%, Due 10/25/2019 .......            657            649

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      Bear Stearns Commercial Mortgage Securities,
         Inc.,
         2006-T22 A2, 5.631%, Due 4/12/2038 ......   $        830   $        827
         2004-PWR5 A4, 4.831%, Due 7/11/2042 .....            835            801
         2005-T20 A2, 5.127%, Due 10/12/2042 .....            430            429
      Chase Mortgage Finance Corp., 2006-A1 A1,
         6.035%, Due 9/25/2036 # .................          1,006            873
      Citicorp Mortgage Securities, Inc.,
         2006-3 2A1, 5.50%, Due 6/25/2021 ........            485            472
      Citigroup Commercial Mortgage Trust,
         2004-C2 A3, 4.38%, Due 10/15/2041 .......            770            747
      Countrywide Home Loan Mortgage Pass Through
         Trust, 2007-18 A1, 6.00%, Due 9/25/2037..            818            780
      General Electric Capital Commercial Mortgage
         Corp., 2003-C2 A2, 4.17%, Due 7/10/2037..            178            176
      JP Morgan Chase Commercial Mortgage
         Securities Corp.,
         2004-CBX A4, 4.529%, Due 1/12/2037 ......            255            248
         2005-LDP3 A1, 4.655%, Due 8/15/2042 .....             94             94
         2005-LDP1 A2, 4.625%, Due 3/15/2046 .....            785            782
         2007-CB19 A4, 5.747%, Due 2/12/2049 .....            300            279
         2007-CB20 A2, 5.629%, Due 2/12/2051 .....            500            486
      LB-UBS Commercial Mortgage Trust,
         2004-C1 A4, 5.424%, Due 2/15/2040 .......            400            364
      Prime Mortgage Trust, 2005-2,
         5.25%, Due 7/25/2020 ....................            596            587
      Wachovia Bank Commercial Mortgage Trust,
         2007-C32 A2, 5.736%, Due 6/15/2049 ......            210            206
      Wells Fargo Mortgage Backed Securities Trust,
         2006-11 A8, 6.00%, Due 9/25/2036 ........            557            526
         2007-7 A1, 6.00%, Due 6/25/2037 .........            493            476
                                                                    ------------
      TOTAL NON-AGENCY MORTGAGE-BACKED
         OBLIGATIONS                                                      10,496
                                                                    ------------
ASSET-BACKED SECURITIES - 1.96%
      American Express Credit Account Master Trust,
         2006-2 A, 5.35%, Due 1/15/2014 ..........          1,000          1,019
      Capital Auto Receivables Asset Trust,
         2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ ..            600            605
      Capital One Multi-Asset Execution Trust,
         2006-A10 A10, 5.15%, Due 6/15/2014 ......            750            758
      Volkswagen Auto Loan Enhanced Trust,
         2005-1 A4, 4.86%, Due 4/20/2012 .........            800            807
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES ..............                         3,189
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 28.93%
Federal Home Loan Mortgage Corporation - 11.14%
         5.50%, Due 9/1/2017 .....................            182            184
         4.50%, Due 3/1/2019 .....................            550            535
         5.00%, Due 10/1/2020 ....................            536            528
         5.50%, Due 11/1/2021 ....................            348            349
         5.00%, Due 11/1/2021 ....................             80             79
         5.50%, Due 4/1/2022 .....................             38             38
         5.00%, Due 5/1/2022 .....................            556            546
         5.50%, Due 12/1/2022 ....................            191            192
         5.00%, Due 4/1/2023 .....................            469            460
         6.50%, Due 9/1/2028 .....................             79             82
         6.00%, Due 8/1/2029 .....................            280            284
         5.00%, Due 8/1/2033 .....................            729            696
         5.50%, Due 2/1/2034 .....................          1,038          1,019

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      6.00%, Due 8/1/2034 ........................   $        491   $        496
      6.50%, Due 4/1/2035 ........................             41             42
      5.00%, Due 8/1/2035 ........................            484            462
      5.00%, Due 9/1/2035 ........................            708            675
      5.00%, Due 9/1/2035 ........................            402            383
      5.50%, Due 11/1/2036 .......................            764            748
      5.895%, Due 12/1/2036 # ....................            743            753
      5.836%, Due 1/1/2037 # .....................            828            840
      5.795%, Due 3/1/2037 # .....................            876            887
      5.257%, Due 4/1/2037 # .....................            913            917
      5.50%, Due 4/1/2037 ........................            861            842
      5.50%, Due 5/1/2037 ........................          1,018            997
      6.00%, Due 7/1/2037 ........................            415            417
      6.50%, Due 8/1/2037 ........................             34             35
      6.00%, Due 12/1/2037 .......................            389            392
      5.00%, Due 3/1/2038 ........................          2,272          2,158
      6.50%, Due 5/1/2038 ........................          1,096          1,127
      5.50%, Due 6/1/2038 ........................            998            977
                                                                    ------------
                                                                          18,140
                                                                    ------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.64%
      6.50%, Due 2/1/2017 ........................            231            241
      5.50%, Due 8/1/2017 ........................            312            316
      5.00%, Due 12/1/2017 .......................            815            809
      4.50%, Due 9/1/2018 ........................            575            560
      5.50%, Due 11/1/2018 .......................            155            157
      5.50%, Due 12/1/2018 .......................            174            176
      5.00%, Due 3/1/2020 ........................            193            191
      4.00%, Due 8/1/2020 ........................            427            398
      5.50%, Due 4/1/2021 ........................            465            468
      5.50%, Due 11/1/2021 .......................             40             40
      5.00%, Due 3/1/2034 ........................            912            872
      5.50%, Due 6/1/2034 ........................            496            488
      4.50%, Due 9/1/2034 ........................            296            273
      5.50%, Due 2/1/2035 ........................          1,116          1,099
      5.00%, Due 11/1/2035 .......................          1,637          1,561
      5.50%, Due 12/1/2035 .......................            415            407
      5.50%, Due 1/1/2036 ........................            706            693
      5.50%, Due 1/1/2036 ........................            736            723
      5.50%, Due 2/1/2036 ........................            877            862
      5.00%, Due 3/1/2036 ........................            757            722
      5.50%, Due 3/1/2036 ........................            609            598
      5.50%, Due 4/1/2036 ........................            779            765
      6.00%, Due 9/1/2036 ........................            451            453
      6.00%, Due 10/1/2036 .......................              7              7

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      5.50%, Due 11/1/2036 .......................   $        685   $        672
      6.00%, Due 11/1/2036 .......................            801            806
      6.50%, Due 12/1/2036 .......................            754            775
      6.00%, Due 12/1/2036 .......................            708            712
      5.50%, Due 1/1/2037 ........................          1,818          1,783
      5.50%, Due 2/1/2037 ........................          1,284          1,259
      6.00%, Due 8/1/2037 ........................            792            797
      6.50%, Due 8/1/2037 ........................          1,124          1,155
      6.00%, Due 9/1/2037 ........................          1,309          1,316
      6.00%, Due 11/1/2037 .......................          1,648          1,657
      6.50%, Due 11/1/2037 .......................            374            385
      6.00%, Due 1/1/2038 ........................            913            918
      5.00%, Due 3/1/2038 ........................             70             66
      5.00%, Due 4/1/2038 ........................            987            938
      5.50%, Due 6/1/2038 ........................            986            966
                                                                    ------------
                                                                          27,084
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.15%
      4.201%, Due 8/16/2026 ......................            360            359
      6.50%, Due 3/15/2028 .......................            422            437
      6.00%, Due 4/15/2031 .......................            509            518
      5.50%, Due 2/20/2034 .......................            559            554
                                                                    ------------
                                                                           1,868
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS ................................                        47,092
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 12.63%
FEDERAL HOME LOAN BANK - 2.65%
      5.00%, Due 10/16/2009 ......................          1,005          1,010
      5.25%, Due 11/3/2009 .......................            250            252
      4.50%, Due 9/16/2013 + .....................          3,000          3,055
                                                                    ------------
                                                                           4,317
                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.73%
      5.25%, Due 2/24/2011 + .....................          1,860          1,882
      5.125%, Due 4/18/2011 + ....................          4,400          4,582
      5.40%, Due 3/17/2021 .......................          1,565          1,603
      6.00%, Due 12/15/2031 ......................          1,470          1,506
      6.25%, Due 7/15/2032 + .....................          1,200          1,373
                                                                    ------------
                                                                          10,946
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.25%
      7.25%, Due 1/15/2010 + .....................          2,500          2,651
      5.125%, Due 1/2/2014 .......................            545            524
      5.375%, Due 6/12/2017 + ....................          2,000          2,112
                                                                    ------------
                                                                           5,287
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS .................                        20,550
                                                                    ------------

                             See accompanying notes

AMERICAN BEACON INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                         AMOUNT        VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 18.58%
      4.50%, Due 3/31/2012 + .....................   $      4,500   $      4,731
      3.125%, Due 4/30/2013 + ....................          3,405          3,390
      4.75%, Due 5/15/2014 + .....................          6,050          6,498
      4.125%, Due 5/15/2015 + ....................          3,000          3,114
      4.25%, Due 11/15/2017 + ....................          1,400          1,431
      3.875%, Due 5/15/2018 + ....................          3,295          3,267
      9.125%, Due 5/15/2018 + ....................            650            911
      7.875%, Due 2/15/2021 + ....................          1,050          1,398
      6.25%, Due 8/15/2023 + .....................            900          1,066
      6.875%, Due 8/15/2025 ......................            770            977
      5.25%, Due 11/15/2028 + ....................            750            807
      5.00%, Due 5/15/2037 + .....................          2,500          2,656
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                        30,246
                                                                    ------------

                                                         SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 4.40%
   American Beacon Money Market Select
      Fund Section ...............................      7,154,288          7,154
                                                                    ------------
SECURITIES LENDING COLLATERAL - 23.85%
   American Beacon Cash Plus Trust Section .......     30,084,437         30,085
   American Beacon Money Market Select
      Fund Section ...............................      8,731,363          8,731
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        38,816
                                                                    ------------
TOTAL INVESTMENTS - 123.27% (Cost $203,194) ......                  $    200,622
LIABILITIES, NET OF OTHER ASSETS - (23.27%) ......                       (37,868)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    162,754
                                                                    ============

Percentages are stated as a percent of net assets.

+        All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,186 or 2.57% of net assets. The Fund has no right to demand registration of these securities.

# The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

Section  The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
CORPORATE OBLIGATIONS - 25.09%
BANKS - 6.70%
   Citigroup, Inc.,
      4.125%, Due 2/22/2010 ......................   $      1,000   $        987
      4.625%, Due 8/3/2010 .......................          1,000            992
   Comerica Bank, 6.00%, Due 10/1/2008 ...........          2,200          2,208
   HSBC Bank USA, 3.875%, Due 9/15/2009 ..........          2,000          1,992
   JP Morgan Chase & Co., 6.75%, Due 2/1/2011 ....          2,000          2,075
   National City Bank, 4.50%, Due 3/15/2010 ......          2,000          1,664
   National Westminster Bank plc, 7.375%, Due
      10/1/2009 ..................................          2,000          2,049
   Wachovia Corp., 5.30%, Due 10/15/2011 .........          2,000          1,872
   Washington Mutual, Inc., 8.25%, Due 4/1/2010 ..          2,000          1,300
                                                                    ------------
                                                                          15,139
                                                                    ------------
COMMUNICATIONS - 0.89%
   Comcast Cable Communications LLC, 6.20%, Due
      11/15/2008 .................................          2,000          2,006
                                                                    ------------
FINANCE - 5.83%
   Capital One Financial Corp., 5.70%, Due
      9/15/2011 ..................................          1,000            923
   Credit Suisse USA, Inc., 4.70%, Due 6/1/2009 ..          2,000          2,004
   General Electric Capital Corp., 5.875%, Due
      2/15/2012 ..................................          3,000          3,091
   Goldman Sachs Group, Inc., 6.65%, Due
      5/15/2009 ..................................          1,000          1,023
   Lehman Brothers Holdings, Inc., 4.25%, Due
      1/27/2010 ..................................          1,600          1,538
   MBNA Corp., 7.50%, Due 3/15/2012 ..............          2,000          2,116
   Merrill Lynch & Co., Inc., 6.00%, Due
      2/17/2009 ..................................          2,500          2,490
                                                                    ------------
                                                                          13,185
                                                                    ------------
INDUSTRIALS - 5.19%
   Bunge Limited Finance Corp., 4.375%, Due
      12/15/2008 .................................          1,000          1,001
   Burlington Northern Santa Fe Corp., 6.75%, Due
      7/15/2011 ..................................          1,000          1,048
   Caterpillar Financial Services Corp., 4.15%,
      Due 1/15/2010 ..............................          2,000          2,006
   Daimler Finance NA LLC, 5.75%, Due 9/8/2011 ...          1,000          1,002
   John Deere Capital Corp., 4.125%, Due
      1/15/2010 ..................................          2,500          2,503
   Lockheed Martin Corp., 8.20%, Due
      12/1/2009 + ................................          1,000          1,053
   Nissan Motor Acceptance Corp., 4.625%, Due
      3/8/2010 ++ ................................          1,000          1,001
   Norfolk Southern Corp., 8.625%, Due
      5/15/2010 ..................................          1,000          1,069
   Northrop Grumman Corp., 7.125%, Due
      2/15/2011 ..................................          1,000          1,055
                                                                    ------------
                                                                          11,738
                                                                    ------------
INSURANCE - 4.35%
   ASIF Global Financing, 3.90%, Due
      10/22/2008 ++ ..............................          2,000          1,995
   Hartford Financial Services Group, Inc., 5.25%,
      Due 10/15/2011 .............................            700            691
   ING Security Life Institutional Funding, 4.25%,
      Due 1/15/2010 ++ ...........................          1,500          1,490
   John Hancock Global Funding II, 7.90%, Due
      7/2/2010 ++ ................................          2,000          2,132
   Metropolitan Life Global Funding I, 4.625%, Due
      8/19/2010 ++ ...............................          1,500          1,511
   Monumental Global Funding II, 4.625%, Due
      3/15/2010 ++ ...............................          1,000          1,003
   Pricoa Global Funding 1, 4.20%, Due
      1/15/2010 ++ ...............................          1,000            997
                                                                    ------------
                                                                           9,819
                                                                    ------------


                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
REAL ESTATE - 0.79%
   iStar Financial, Inc., 5.375%, Due
      4/15/2010 + ................................   $      1,000   $        800
   Simon Property Group LP, 5.375%, Due
      6/1/2011 ...................................          1,000            988
                                                                    ------------
                                                                           1,788
                                                                    ------------
TELEPHONE - 1.34%
   AT&T Corp., 6.00%, Due 3/15/2009 + ............          2,000          2,025
   Vodafone Group plc, 5.50%, Due 6/15/2011 + ....          1,000          1,010
                                                                    ------------
                                                                           3,035
                                                                    ------------
   TOTAL CORPORATE OBLIGATIONS ...................                        56,710
                                                                    ------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.84%
   Banc of America Commercial Mortgage, Inc.,
      2005-6 A1, 5.001%, Due 9/10/2047 ...........            509            510
      2007-2 A2, 5.634%, Due 4/10/2049 ...........            800            781
   Wachovia Bank Commercial Mortgage Trust,
      2006-C23 A1, 5.203%, Due 1/15/2045 .........            605            605
                                                                    ------------
   TOTAL NON-AGENCY MORTGAGE-BACKED OBLIGATIONS ..                         1,896
                                                                    ------------
ASSET-BACKED SECURITIES - 7.63%
   Banc of America Securities Auto Trust, 2005-WF1
      A4, 4.08%, Due 4/18/2010 ...................          2,119          2,120
   Capital Auto Receivables Asset Trust,
      2006-SN1A A4A, 5.32%, Due 3/20/2010 ++ .....          2,000          2,018
      2006-1 A4, 5.04%, Due 5/17/2010 ............            250            252
   CarMax Auto Owner Trust, 2005-3 A4, 4.91%, Due
      1/18/2011 ..................................          1,200          1,214
   Chase Manhattan Auto Owner Trust, 2006-A A4,
      5.36%, Due 1/15/2013 .......................          2,000          2,038
   Harley-Davidson Motorcycle Trust, 2007-3 A4,
      5.52%, Due 11/15/2013 ......................          2,000          2,038
   Household Automotive Trust, 2005-1 A4, 4.35%,
      Due 6/18/2012 ..............................          3,000          2,984
   USAA Auto Owner Trust, 2007-1 A4, 5.55%, Due
      2/15/2013 ..................................          3,000          3,074
   Volkswagen Auto Loan Enhanced Trust, 2005-1 A4,
      4.86%, Due 4/20/2012 .......................          1,500          1,512
                                                                    ------------
   TOTAL ASSET-BACKED SECURITIES .................                        17,250
                                                                    ------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.17%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.17%
      4.968%, Due 9/15/2008 ......................            848            854
      4.201%, Due 8/16/2026 ......................          1,801          1,793
                                                                    ------------
   TOTAL U.S. AGENCY MORTGAGE-BACKED
      OBLIGATIONS ................................                         2,647
                                                                    ------------
U.S. AGENCY OBLIGATIONS - 3.20%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.26%
      4.75%, Due 11/3/2009 + .....................          5,000          5,108
                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.94%
      7.25%, Due 1/15/2010 .......................          2,000          2,121
                                                                    ------------
   TOTAL U.S. AGENCY OBLIGATIONS .................                         7,229
                                                                    ------------
U.S. TREASURY OBLIGATIONS - 57.52%
      3.125%, Due 11/30/2009 + ...................         15,000         15,165

                             See accompanying notes

AMERICAN BEACON SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

                                                          PAR
                                                        AMOUNT          VALUE
                                                     ------------   ------------
                                                        (DOLLARS IN THOUSANDS)
      2.00%, Due 2/28/2010 + .....................   $     20,000   $     19,889
      2.125%, Due 4/30/2010 + ....................         20,000         19,916
      2.875%, Due 6/30/2010 + ....................         20,000         20,145
      4.125%, Due 8/15/2010 ......................         20,000         20,633
      4.25%, Due 10/15/2010 + ....................         20,000         20,731
      4.375%, Due 12/15/2010 + ...................         13,000         13,519
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS ...............                       129,998
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT TERM INVESTMENTS - 3.24%
   American Beacon Money Market Select Fund # ....      7,331,237          7,331
                                                                    ------------
SECURITIES LENDING COLLATERAL - 25.18%
   American Beacon Cash Plus Trust # .............     44,112,892         44,113
   American Beacon Money Market Select Fund # ....     12,803,188         12,803
                                                                    ------------
   TOTAL SECURITIES LENDING COLLATERAL ...........                        56,916
                                                                    ------------
TOTAL INVESTMENTS - 123.87% (COST $281,864) ......                  $    279,977
LIABILITIES, NET OF OTHER ASSETS - (23.87%) ......                       (53,961)
                                                                    ------------
TOTAL NET ASSETS - 100.00% .......................                  $    226,016
                                                                    ============

     Percentages are stated as a percent of net assets.

+    All or a portion of this security is on loan at July 31, 2008.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,147 or 5.37% of net assets. The Fund has no right to demand registration of these securities.

#    The Fund/Trust is affiliated by having the same investment advisor.

                             See accompanying notes

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
Security Valuation

          Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

          Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

          Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

          Securities for which the market prices are not readily available or are not reflective of the fair value of the security,as determined by the Manager, will be priced at a fair value following procedures approved by the Board of Trustees (the "Board").

          Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

     Currency Translation

          All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer.

     Securities Lending

          Each fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned and initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is marked to market and monitored daily. To the extent that a loan is collateralized by cash, such collateral shall be invested by the securities lending agent (the "Agent") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements.

AMERICAN BEACON FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
          Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

     Cost of Investments for Federal Income Tax Purposes

          As of July 31, 2008, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                              Investments for                                 Net Unrealized
                               Federal Income    Unrealized     Unrealized     Appreciation/
           Fund                 Tax Purposes    Appreciation   Depreciation   (Depreciation)
           ----               ---------------   ------------   ------------   --------------
Balanced                         1,217,495          88,242       (119,943)       (31,701)
Large Cap Value                  9,751,396         613,662     (1,533,387)      (919,725)
Large Cap Growth                    96,510           6,216         (6,420)          (204)
Mid-Cap Value                      110,182           2,179        (18,947)       (16,768)
Small Cap Value                  3,213,805         230,226       (398,919)      (168,693)
Small Cap Value Opportunity         11,197             558         (1,026)          (468)
International Equity             2,161,162         378,398       (252,939)       125,459
Emerging Markets                   175,115          16,021        (19,022)        (3,001)
High Yield Bond                    188,040             373        (15,093)       (14,720)
Enhanced Income                    168,326           2,020         (3,193)        (1,173)
Intermediate Bond                  203,205             481         (3,064)        (2,583)
Short-Term Bond                    281,864             502         (2,389)        (1,887)

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.
(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 29, 2008
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Quinn
    --------------------
    William F. Quinn
    President

Date: September 29, 2008
      ------------------


By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: September 29, 2008
      ------------------